JNLNY Separate Account I

Financial Statements

December 31, 2022

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$86,102,171	$209,864	$175,131	$44,449,488	$84,952	$17,950	$190,113,395
Receivables:
Investments in Fund shares sold	5,665	3	2	1,760	1	—	26,673
Investment Division units sold	15,158	—	1,302	14,565	—	—	1,893
Total assets	86,122,994	209,867	176,435	44,465,813	84,953	17,950	190,141,961

Liabilities
Payables:
Investments in Fund shares purchased	15,158	—	1,302	14,565	—	—	1,893
Investment Division units redeemed	2,409	—	—	304	—	—	19,297
Insurance fees due to Jackson
of New York	3,256	3	2	1,456	1	—	7,376
Total liabilities	20,823	3	1,304	16,325	1	—	28,566
Net assets	$86,102,171	$209,864	$175,131	$44,449,488	$84,952	$17,950	$190,113,395

Investments in Funds, shares outstanding	5,452,956	13,084	20,015	3,555,959	6,689	2,393	11,742,643
Investments in Funds, at cost	$73,395,289	$229,933	$187,108	$45,493,469	$92,310	$16,146	$170,720,658

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,283,358	1,001	489	569,420	296	13	2,603,556
Total expenses	1,283,358	1,001	489	569,420	296	13	2,603,556
Net investment income (loss)	(1,283,358)	(1,001)	(489)	(569,420)	(296)	(13)	(2,603,556)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,043,697	193	(155)	132,385	(346)	2	4,444,892
Net change in unrealized appreciation
(depreciation) on investments in Funds	(26,430,590)	(52,225)	(11,977)	(7,282,979)	(7,358)	1,804	(42,063,096)
Net realized and unrealized gain (loss)	(22,386,893)	(52,032)	(12,132)	(7,150,594)	(7,704)	1,806	(37,618,204)

Net change in net assets
from operations	$(23,670,251)	$(53,033)	$(12,621)	$(7,720,014)	$(8,000)	$1,793	$(40,221,760)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Assets
Investments in Funds, at fair value	$293,729	$269,185	$34,480,024	$234,466	$17,520,962	$—	$28,514,302
Receivables:
Investments in Fund shares sold	4	2,358	8,221	3	534	—	968
Investment Division units sold	—	—	343	—	8,402	—	42,799
Total assets	293,733	271,543	34,488,588	234,469	17,529,898	—	28,558,069

Liabilities
Payables:
Investments in Fund shares purchased	—	—	343	—	8,402	—	42,799
Investment Division units redeemed	—	2,355	7,180	—	2	—	59
Insurance fees due to Jackson
of New York	4	3	1,041	3	532	—	909
Total liabilities	4	2,358	8,564	3	8,936	—	43,767
Net assets	$293,729	$269,185	$34,480,024	$234,466	$17,520,962	$—	$28,514,302

Investments in Funds, shares outstanding	17,856	31,410	2,546,531	17,240	1,588,482	—	2,295,837
Investments in Funds, at cost	$268,831	$283,498	$36,833,825	$260,995	$19,650,604	$—	$30,444,199

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$7,584	$497,159	$4,149	$269,849	$—	$419,805
Expenses
Asset-based charges	1,284	642	393,882	1,127	196,437	—	338,728
Total expenses	1,284	642	393,882	1,127	196,437	—	338,728
Net investment income (loss)	(1,284)	6,942	103,277	3,022	73,412	—	81,077

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	1,776	2,264,828	15,349	924,254	—	1,510,036
Sales of investments in Funds	477	(534)	146,174	120	(71,171)	—	137,698
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,081)	(14,313)	(9,297,354)	(61,034)	(3,757,242)	—	(6,805,995)
Net realized and unrealized gain (loss)	(50,604)	(13,071)	(6,886,352)	(45,565)	(2,904,159)	—	(5,158,261)

Net change in net assets
from operations	$(51,888)	$(6,129)	$(6,783,075)	$(42,543)	$(2,830,747)	$—	$(5,077,184)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$1,604,706	$184,533	$114,512,160	$160,262	$220,114,163	$130,541	$13,684,566
Receivables:
Investments in Fund shares sold	18	2,661	24,774	2	17,425	2	44,931
Investment Division units sold	—	—	38,710	—	153,475	—	7,429
Total assets	1,604,724	187,194	114,575,644	160,264	220,285,063	130,543	13,736,926

Liabilities
Payables:
Investments in Fund shares purchased	—	—	38,710	—	153,475	—	7,429
Investment Division units redeemed	—	2,659	20,436	—	9,020	—	44,508
Insurance fees due to Jackson
of New York	18	2	4,338	2	8,405	2	423
Total liabilities	18	2,661	63,484	2	170,900	2	52,360
Net assets	$1,604,706	$184,533	$114,512,160	$160,262	$220,114,163	$130,541	$13,684,566

Investments in Funds, shares outstanding	128,789	20,345	7,768,803	10,706	13,739,960	8,018	1,293,437
Investments in Funds, at cost	$1,828,868	$190,929	$107,734,496	$151,441	$190,767,278	$132,468	$13,897,204

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$29,088	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,818	471	1,691,238	570	3,356,400	784	163,311
Total expenses	6,818	471	1,691,238	570	3,356,400	784	163,311
Net investment income (loss)	22,270	(471)	(1,691,238)	(570)	(3,356,400)	(784)	(163,311)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	84,842	—	—	—	—	—	—
Sales of investments in Funds	(3,598)	(276)	2,207,739	89	7,764,641	81	(48,864)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(384,915)	(6,396)	(22,577,764)	(17,345)	(52,404,133)	(24,418)	(1,696,978)
Net realized and unrealized gain (loss)	(303,671)	(6,672)	(20,370,025)	(17,256)	(44,639,492)	(24,337)	(1,745,842)

Net change in net assets
from operations	$(281,401)	$(7,143)	$(22,061,263)	$(17,826)	$(47,995,892)	$(25,121)	$(1,909,153)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Assets
Investments in Funds, at fair value	$199,420	$53,467,109	$382,812	$27,706,388	$111,230	$30,392,989	$1,174,199
Receivables:
Investments in Fund shares sold	2	10,896	5	15,311	1	12,307	17
Investment Division units sold	—	20,312	—	9,499	—	—	—
Total assets	199,422	53,498,317	382,817	27,731,198	111,231	30,405,296	1,174,216

Liabilities
Payables:
Investments in Fund shares purchased	—	20,312	—	9,499	—	—	—
Investment Division units redeemed	—	8,845	—	14,244	—	11,168	—
Insurance fees due to Jackson
of New York	2	2,051	5	1,067	1	1,139	17
Total liabilities	2	31,208	5	24,810	1	12,307	17
Net assets	$199,420	$53,467,109	$382,812	$27,706,388	$111,230	$30,392,989	$1,174,199

Investments in Funds, shares outstanding	18,568	6,863,557	49,016	3,014,841	11,986	1,801,600	68,707
Investments in Funds, at cost	$217,947	$60,825,794	$504,916	$41,681,512	$149,124	$29,367,288	$1,100,317

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Investment Income
Dividends	$—	$507,813	$5,379	$346,114	$1,692	$—	$—
Expenses
Asset-based charges	933	852,077	1,855	448,151	349	405,770	5,490
Total expenses	933	852,077	1,855	448,151	349	405,770	5,490
Net investment income (loss)	(933)	(344,264)	3,524	(102,037)	1,343	(405,770)	(5,490)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	4,324,690	30,619	4,146,772	16,278	—	—
Sales of investments in Funds	(651)	140,682	(5,113)	(3,428,771)	(418)	545,150	14,366
Net change in unrealized appreciation
(depreciation) on investments in Funds	(22,810)	(23,950,011)	(150,725)	(14,805,638)	(37,949)	(5,910,745)	(185,712)
Net realized and unrealized gain (loss)	(23,461)	(19,484,639)	(125,219)	(14,087,637)	(22,089)	(5,365,595)	(171,346)

Net change in net assets
from operations	$(24,394)	$(19,828,903)	$(121,695)	$(14,189,674)	$(20,746)	$(5,771,365)	$(176,836)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A
Assets
Investments in Funds, at fair value	$134,892,750	$1,330,588	$88,547,756	$341,238	$13,200,215	$149,833	$929,132
Receivables:
Investments in Fund shares sold	42,213	160	23,239	4	338	138	34
Investment Division units sold	42,663	—	2,700	—	1,093	—	—
Total assets	134,977,626	1,330,748	88,573,695	341,242	13,201,646	149,971	929,166

Liabilities
Payables:
Investments in Fund shares purchased	42,663	—	2,700	—	1,093	—	—
Investment Division units redeemed	36,956	142	19,734	—	162	136	—
Insurance fees due to Jackson
of New York	5,257	18	3,505	4	176	2	34
Total liabilities	84,876	160	25,939	4	1,431	138	34
Net assets	$134,892,750	$1,330,588	$88,547,756	$341,238	$13,200,215	$149,833	$929,132

Investments in Funds, shares outstanding	4,054,486	37,545	5,445,741	20,719	790,432	17,085	99,479
Investments in Funds, at cost	$143,066,827	$1,787,671	$85,803,793	$346,899	$12,808,196	$160,007	$906,413

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,135,576	7,349	1,374,981	996	61,393	392	4,109
Total expenses	2,135,576	7,349	1,374,981	996	61,393	392	4,109
Net investment income (loss)	(2,135,576)	(7,349)	(1,374,981)	(996)	(61,393)	(392)	(4,109)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,938,109	(46,279)	1,377,378	(12,151)	1,112,688	(187)	1,015
Net change in unrealized appreciation
(depreciation) on investments in Funds	(64,639,123)	(559,241)	(15,442,871)	(13,410)	(3,870,982)	(10,174)	22,719
Net realized and unrealized gain (loss)	(62,701,014)	(605,520)	(14,065,493)	(25,561)	(2,758,294)	(10,361)	23,734

Net change in net assets
from operations	$(64,836,590)	$(612,869)	$(15,440,474)	$(26,557)	$(2,819,687)	$(10,753)	$19,625

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Operations is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Assets
Investments in Funds, at fair value	$—	$166,770,307	$1,052,924	$8,787,773	$259,455	$20,560,363	$304,423
Receivables:
Investments in Fund shares sold	—	17,740	13	514	4	4,193	95
Investment Division units sold	—	16,172	—	26,226	—	—	—
Total assets	—	166,804,219	1,052,937	8,814,513	259,459	20,564,556	304,518

Liabilities
Payables:
Investments in Fund shares purchased	—	16,172	—	26,226	—	—	—
Investment Division units redeemed	—	11,298	—	194	—	3,474	90
Insurance fees due to Jackson
of New York	—	6,442	13	320	4	719	5
Total liabilities	—	33,912	13	26,740	4	4,193	95
Net assets	$—	$166,770,307	$1,052,924	$8,787,773	$259,455	$20,560,363	$304,423

Investments in Funds, shares outstanding	—	12,093,568	72,816	997,477	29,284	1,689,430	24,670
Investments in Funds, at cost	$—	$158,576,316	$1,040,453	$9,328,807	$269,657	$19,722,694	$307,425

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	2,402,963	2,913	83,932	538	250,187	1,660
Total expenses	—	2,402,963	2,913	83,932	538	250,187	1,660
Net investment income (loss)	—	(2,402,963)	(2,913)	(83,932)	(538)	(250,187)	(1,660)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	3,268,841	761	(217,207)	(2,831)	147,380	(79)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(29,476,141)	(59,662)	(546,700)	(10,275)	(1,649,618)	(23,104)
Net realized and unrealized gain (loss)	—	(26,207,300)	(58,901)	(763,907)	(13,106)	(1,502,238)	(23,183)

Net change in net assets
from operations	$—	$(28,610,263)	$(61,814)	$(847,839)	$(13,644)	$(1,752,425)	$(24,843)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Operations is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$20,758,224	$70,299	$54,050,094	$692,507	$38,991,760	$167,603	$184,919,729
Receivables:
Investments in Fund shares sold	5,120	1	8,156	11	4,735	39	72,104
Investment Division units sold	1,389	—	—	—	—	—	201,354
Total assets	20,764,733	70,300	54,058,250	692,518	38,996,495	167,642	185,193,187

Liabilities
Payables:
Investments in Fund shares purchased	1,389	—	—	—	—	—	201,354
Investment Division units redeemed	4,284	—	6,261	—	3,187	36	65,045
Insurance fees due to Jackson
of New York	836	1	1,895	11	1,548	3	7,059
Total liabilities	6,509	1	8,156	11	4,735	39	273,458
Net assets	$20,758,224	$70,299	$54,050,094	$692,507	$38,991,760	$167,603	$184,919,729

Investments in Funds, shares outstanding	2,155,579	7,151	2,735,329	34,539	2,430,908	10,176	8,809,897
Investments in Funds, at cost	$23,770,199	$77,218	$54,996,393	$757,194	$40,290,232	$180,146	$167,038,111

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	326,384	257	737,216	4,838	657,708	931	2,666,260
Total expenses	326,384	257	737,216	4,838	657,708	931	2,666,260
Net investment income (loss)	(326,384)	(257)	(737,216)	(4,838)	(657,708)	(931)	(2,666,260)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(334,480)	(168)	201,045	(3,740)	460,692	(1,876)	5,697,870
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,325,347)	(9,636)	(18,743,274)	(292,745)	(18,506,411)	(69,206)	(49,575,687)
Net realized and unrealized gain (loss)	(4,659,827)	(9,804)	(18,542,229)	(296,485)	(18,045,719)	(71,082)	(43,877,817)

Net change in net assets
from operations	$(4,986,211)	$(10,061)	$(19,279,445)	$(301,323)	$(18,703,427)	$(72,013)	$(46,544,077)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Assets
Investments in Funds, at fair value	$1,854,824	$222,669,233	$2,593,744	$470,229,759	$5,679,071	$77,129,842	$451,332
Receivables:
Investments in Fund shares sold	28	17,470	34	156,494	121	15,059	50
Investment Division units sold	—	526,584	—	535,785	—	15,158	—
Total assets	1,854,852	223,213,287	2,593,778	470,922,038	5,679,192	77,160,059	451,382

Liabilities
Payables:
Investments in Fund shares purchased	—	526,584	—	535,785	—	15,158	—
Investment Division units redeemed	—	9,333	—	138,447	46	12,064	43
Insurance fees due to Jackson
of New York	28	8,137	34	18,047	75	2,995	7
Total liabilities	28	544,054	34	692,279	121	30,217	50
Net assets	$1,854,824	$222,669,233	$2,593,744	$470,229,759	$5,679,071	$77,129,842	$451,332

Investments in Funds, shares outstanding	86,958	6,218,074	71,257	14,791,751	174,098	5,658,829	32,354
Investments in Funds, at cost	$2,013,384	$228,050,895	$2,875,775	$369,352,599	$5,644,287	$80,797,558	$521,834

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,031	3,082,372	12,189	6,832,556	25,811	1,168,524	2,541
Total expenses	10,031	3,082,372	12,189	6,832,556	25,811	1,168,524	2,541
Net investment income (loss)	(10,031)	(3,082,372)	(12,189)	(6,832,556)	(25,811)	(1,168,524)	(2,541)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(26,231)	5,856,923	12,596	24,922,790	165,174	426,233	(2,123)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(369,295)	(91,584,522)	(830,278)	(121,686,507)	(1,124,936)	(21,834,424)	(106,588)
Net realized and unrealized gain (loss)	(395,526)	(85,727,599)	(817,682)	(96,763,717)	(959,762)	(21,408,191)	(108,711)

Net change in net assets
from operations	$(405,557)	$(88,809,971)	$(829,871)	$(103,596,273)	$(985,573)	$(22,576,715)	$(111,252)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Assets
Investments in Funds, at fair value	$136,579,854	$1,356,571	$74,098,380	$914,924	$248,659,025	$852,414	$37,072,848
Receivables:
Investments in Fund shares sold	8,940	18	21,564	12	119,808	12	45,098
Investment Division units sold	3,695	—	2,014	—	65,041	—	4
Total assets	136,592,489	1,356,589	74,121,958	914,936	248,843,874	852,426	37,117,950

Liabilities
Payables:
Investments in Fund shares purchased	3,695	—	2,014	—	65,041	—	4
Investment Division units redeemed	3,679	—	18,580	—	109,500	—	43,596
Insurance fees due to Jackson
of New York	5,261	18	2,984	12	10,308	12	1,502
Total liabilities	12,635	18	23,578	12	184,849	12	45,102
Net assets	$136,579,854	$1,356,571	$74,098,380	$914,924	$248,659,025	$852,414	$37,072,848

Investments in Funds, shares outstanding	7,587,770	74,170	5,160,054	62,325	8,120,804	27,130	2,779,074
Investments in Funds, at cost	$118,006,773	$1,522,152	$71,844,548	$956,524	$182,715,961	$767,605	$35,525,194

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,037,488	6,849	1,165,766	3,850	3,828,339	5,200	555,493
Total expenses	2,037,488	6,849	1,165,766	3,850	3,828,339	5,200	555,493
Net investment income (loss)	(2,037,488)	(6,849)	(1,165,766)	(3,850)	(3,828,339)	(5,200)	(555,493)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,990,018	(5,286)	1,292,150	4,307	16,582,920	31,650	359,920
Net change in unrealized appreciation
(depreciation) on investments in Funds	(34,406,454)	(261,502)	(23,475,633)	(181,755)	(41,525,374)	(159,204)	(3,962,384)
Net realized and unrealized gain (loss)	(29,416,436)	(266,788)	(22,183,483)	(177,448)	(24,942,454)	(127,554)	(3,602,464)

Net change in net assets
from operations	$(31,453,924)	$(273,637)	$(23,349,249)	$(181,298)	$(28,770,793)	$(132,754)	$(4,157,957)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments in Funds, at fair value	$88,200	$58,674,877	$780,619	$471,873	$139,822,614	$166,319	$89,659,863
Receivables:
Investments in Fund shares sold	1	23,580	178	10,124	19,944	2	81,477
Investment Division units sold	—	448	—	—	59,094	—	95,698
Total assets	88,201	58,698,905	780,797	481,997	139,901,652	166,321	89,837,038

Liabilities
Payables:
Investments in Fund shares purchased	—	448	—	—	59,094	—	95,698
Investment Division units redeemed	—	21,324	168	10,112	14,571	—	78,108
Insurance fees due to Jackson
of New York	1	2,256	10	12	5,373	2	3,369
Total liabilities	1	24,028	178	10,124	79,038	2	177,175
Net assets	$88,200	$58,674,877	$780,619	$471,873	$139,822,614	$166,319	$89,659,863

Investments in Funds, shares outstanding	6,543	5,680,046	74,844	120,070	9,709,904	11,314	6,865,227
Investments in Funds, at cost	$78,860	$80,039,264	$1,086,384	$760,436	$123,024,281	$174,072	$70,731,974

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$278,460	$8,201	$—	$—	$—	$—
Expenses
Asset-based charges	272	916,070	4,842	3,446	2,144,906	724	1,082,639
Total expenses	272	916,070	4,842	3,446	2,144,906	724	1,082,639
Net investment income (loss)	(272)	(637,610)	3,359	(3,446)	(2,144,906)	(724)	(1,082,639)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	1,954,185	25,585	—	—	—	—
Sales of investments in Funds	196	(3,588,222)	(72,827)	(248,862)	4,715,245	(88)	5,717,737
Net change in unrealized appreciation
(depreciation) on investments in Funds	(601)	(34,159,103)	(542,832)	(222,924)	(32,844,074)	(21,066)	4,743,291
Net realized and unrealized gain (loss)	(405)	(35,793,140)	(590,074)	(471,786)	(28,128,829)	(21,154)	10,461,028

Net change in net assets
from operations	$(677)	$(36,430,750)	$(586,715)	$(475,232)	$(30,273,735)	$(21,878)	$9,378,389

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Assets
Investments in Funds, at fair value	$313,431	$221,629,870	$2,059,653	$40,809,125	$408,735	$41,703,347	$848,127
Receivables:
Investments in Fund shares sold	4	22,763	338	31,610	5	2,480	13
Investment Division units sold	—	117,887	—	—	—	3,054	48
Total assets	313,435	221,770,520	2,059,991	40,840,735	408,740	41,708,881	848,188

Liabilities
Payables:
Investments in Fund shares purchased	—	117,887	—	—	—	3,054	48
Investment Division units redeemed	—	14,025	309	29,984	—	913	—
Insurance fees due to Jackson
of New York	4	8,738	29	1,626	5	1,567	13
Total liabilities	4	140,650	338	31,610	5	5,534	61
Net assets	$313,431	$221,629,870	$2,059,653	$40,809,125	$408,735	$41,703,347	$848,127

Investments in Funds, shares outstanding	23,513	4,758,048	41,854	2,690,120	26,151	2,740,036	54,895
Investments in Funds, at cost	$294,462	$219,277,985	$2,500,856	$40,714,439	$414,627	$44,305,532	$994,874

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$546,545	$6,668	$—	$—
Expenses
Asset-based charges	1,229	3,923,591	12,464	594,131	1,328	634,848	5,528
Total expenses	1,229	3,923,591	12,464	594,131	1,328	634,848	5,528
Net investment income (loss)	(1,229)	(3,923,591)	(12,464)	(47,586)	5,340	(634,848)	(5,528)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,390	13,817,846	41,268	(16,824)	(4,121)	1,013,443	19,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,881	(158,611,106)	(1,289,809)	(3,930,864)	(11,451)	(20,882,209)	(425,586)
Net realized and unrealized gain (loss)	14,271	(144,793,260)	(1,248,541)	(3,947,688)	(15,572)	(19,868,766)	(406,175)

Net change in net assets
from operations	$13,042	$(148,716,851)	$(1,261,005)	$(3,995,274)	$(10,232)	$(20,503,614)	$(411,703)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$14,942,803	$589,779	$68,922,154	$726,862	$31,654,098	$1,927,242	$138,619,750
Receivables:
Investments in Fund shares sold	4,013	7	77,610	240	49,791	433	77,579
Investment Division units sold	25	—	60,413	—	814	—	71,683
Total assets	14,946,841	589,786	69,060,177	727,102	31,704,703	1,927,675	138,769,012

Liabilities
Payables:
Investments in Fund shares purchased	25	—	60,413	—	814	—	71,683
Investment Division units redeemed	3,450	—	74,968	231	48,600	408	72,209
Insurance fees due to Jackson
of New York	563	7	2,642	9	1,191	25	5,370
Total liabilities	4,038	7	138,023	240	50,605	433	149,262
Net assets	$14,942,803	$589,779	$68,922,154	$726,862	$31,654,098	$1,927,242	$138,619,750

Investments in Funds, shares outstanding	1,510,900	59,334	3,480,917	34,109	3,076,200	185,312	11,599,979
Investments in Funds, at cost	$17,236,020	$678,461	$51,779,438	$710,104	$31,826,953	$1,655,433	$150,366,053

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$179,994	$8,249	$—	$—	$—	$—	$—
Expenses
Asset-based charges	161,645	2,341	1,000,222	2,388	406,042	8,583	2,203,105
Total expenses	161,645	2,341	1,000,222	2,388	406,042	8,583	2,203,105
Net investment income (loss)	18,349	5,908	(1,000,222)	(2,388)	(406,042)	(8,583)	(2,203,105)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	1,364,507	52,883	—	—	—	—	—
Sales of investments in Funds	(257,095)	(8,332)	4,339,550	7,473	899,545	53,177	(1,180,936)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,504,622)	(94,351)	(17,252,318)	(75,554)	(5,454,829)	(293,002)	(22,213,145)
Net realized and unrealized gain (loss)	(1,397,210)	(49,800)	(12,912,768)	(68,081)	(4,555,284)	(239,825)	(23,394,081)

Net change in net assets
from operations	$(1,378,861)	$(43,892)	$(13,912,990)	$(70,469)	$(4,961,326)	$(248,408)	$(25,597,186)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$1,158,383	$9,181,547	$44,484	$107,556,158	$1,103,500	$74,621,357	$845,727
Receivables:
Investments in Fund shares sold	16	4,004	1	22,688	14	17,957	79
Investment Division units sold	—	156	—	205,893	—	28,486	—
Total assets	1,158,399	9,185,707	44,485	107,784,739	1,103,514	74,667,800	845,806

Liabilities
Payables:
Investments in Fund shares purchased	—	156	—	205,893	—	28,486	—
Investment Division units redeemed	—	3,677	—	18,659	—	15,301	66
Insurance fees due to Jackson
of New York	16	327	1	4,029	14	2,656	13
Total liabilities	16	4,160	1	228,581	14	46,443	79
Net assets	$1,158,383	$9,181,547	$44,484	$107,556,158	$1,103,500	$74,621,357	$845,727

Investments in Funds, shares outstanding	88,901	879,458	4,286	5,945,614	60,169	7,447,241	83,487
Investments in Funds, at cost	$1,281,374	$9,867,049	$51,246	$104,985,636	$1,178,152	$82,366,342	$950,147

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,256	128,547	204	1,706,507	6,714	1,071,240	4,703
Total expenses	6,256	128,547	204	1,706,507	6,714	1,071,240	4,703
Net investment income (loss)	(6,256)	(128,547)	(204)	(1,706,507)	(6,714)	(1,071,240)	(4,703)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(31,997)	(65,028)	(170)	3,989,356	16,260	(865,858)	(5,781)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(144,855)	(1,678,465)	(7,477)	(39,365,004)	(429,531)	(10,893,742)	(111,816)
Net realized and unrealized gain (loss)	(176,852)	(1,743,493)	(7,647)	(35,375,648)	(413,271)	(11,759,600)	(117,597)

Net change in net assets
from operations	$(183,108)	$(1,872,040)	$(7,851)	$(37,082,155)	$(419,985)	$(12,830,840)	$(122,300)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Assets
Investments in Funds, at fair value	$50,178,679	$154,342	$57,802,452	$234,153	$131,481,320	$509,830	$410,258,038
Receivables:
Investments in Fund shares sold	7,467	2	22,535	3	106,548	8	101,934
Investment Division units sold	20,940	—	9	—	8	—	4,330
Total assets	50,207,086	154,344	57,824,996	234,156	131,587,876	509,838	410,364,302

Liabilities
Payables:
Investments in Fund shares purchased	20,940	—	9	—	8	—	4,330
Investment Division units redeemed	5,464	—	20,283	—	101,438	—	86,266
Insurance fees due to Jackson
of New York	2,003	2	2,252	3	5,110	8	15,668
Total liabilities	28,407	2	22,544	3	106,556	8	106,264
Net assets	$50,178,679	$154,342	$57,802,452	$234,153	$131,481,320	$509,830	$410,258,038

Investments in Funds, shares outstanding	4,488,254	13,433	3,452,954	13,749	9,358,101	37,543	13,598,211
Investments in Funds, at cost	$54,614,551	$163,723	$51,654,240	$231,620	$114,492,345	$488,845	$274,621,908

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	805,690	760	841,018	611	1,965,673	2,593	6,070,318
Total expenses	805,690	760	841,018	611	1,965,673	2,593	6,070,318
Net investment income (loss)	(805,690)	(760)	(841,018)	(611)	(1,965,673)	(2,593)	(6,070,318)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(512,601)	(5,847)	1,823,295	(2,205)	5,208,681	1,499	32,106,142
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,075,941)	(10,171)	(4,326,273)	(2,798)	(11,816,470)	(26,592)	(87,687,859)
Net realized and unrealized gain (loss)	(8,588,542)	(16,018)	(2,502,978)	(5,003)	(6,607,789)	(25,093)	(55,581,717)

Net change in net assets
from operations	$(9,394,232)	$(16,778)	$(3,343,996)	$(5,614)	$(8,573,462)	$(27,686)	$(61,652,035)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Assets
Investments in Funds, at fair value	$1,170,677	$143,094,140	$1,048,141	$67,363,771	$—	$305,183,667	$724,026
Receivables:
Investments in Fund shares sold	191	14,481	16	10,579	—	690,182	357
Investment Division units sold	—	6,367	—	2,001	—	2,882	—
Total assets	1,170,868	143,114,988	1,048,157	67,376,351	—	305,876,731	724,383

Liabilities
Payables:
Investments in Fund shares purchased	—	6,367	—	2,001	—	2,882	—
Investment Division units redeemed	176	8,596	—	7,810	—	677,690	348
Insurance fees due to Jackson
of New York	15	5,885	16	2,769	—	12,492	9
Total liabilities	191	20,848	16	12,580	—	693,064	357
Net assets	$1,170,677	$143,094,140	$1,048,141	$67,363,771	$—	$305,183,667	$724,026

Investments in Funds, shares outstanding	38,207	5,008,545	36,118	4,801,409	—	12,904,172	30,143
Investments in Funds, at cost	$1,035,122	$109,028,086	$953,618	$62,388,904	$—	$215,526,497	$786,046

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,588	2,388,204	6,370	1,128,695	—	5,123,725	3,265
Total expenses	5,588	2,388,204	6,370	1,128,695	—	5,123,725	3,265
Net investment income (loss)	(5,588)	(2,388,204)	(6,370)	(1,128,695)	—	(5,123,725)	(3,265)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	35,258	7,682,087	31,906	2,297,994	—	22,696,956	(472)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(187,078)	(51,359,589)	(345,546)	(15,030,100)	—	(112,269,386)	(174,486)
Net realized and unrealized gain (loss)	(151,820)	(43,677,502)	(313,640)	(12,732,106)	—	(89,572,430)	(174,958)

Net change in net assets
from operations	$(157,408)	$(46,065,706)	$(320,010)	$(13,860,801)	$—	$(94,696,155)	$(178,223)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments in Funds, at fair value	$172,700,641	$51,260	$305,296,732	$105,864	$22,344,823	$433,835	$23,170,552
Receivables:
Investments in Fund shares sold	12,804	1	25,600	2	8,769	5	5,577
Investment Division units sold	12,610	—	9,775	—	1,792	—	—
Total assets	172,726,055	51,261	305,332,107	105,866	22,355,384	433,840	23,176,129

Liabilities
Payables:
Investments in Fund shares purchased	12,610	—	9,775	—	1,792	—	—
Investment Division units redeemed	5,767	—	13,179	—	7,932	—	4,772
Insurance fees due to Jackson
of New York	7,037	1	12,421	2	837	5	805
Total liabilities	25,414	1	35,375	2	10,561	5	5,577
Net assets	$172,700,641	$51,260	$305,296,732	$105,864	$22,344,823	$433,835	$23,170,552

Investments in Funds, shares outstanding	10,075,883	2,944	14,805,855	5,051	2,040,623	38,979	2,030,723
Investments in Funds, at cost	$140,408,770	$60,571	$230,114,680	$123,471	$25,553,623	$484,465	$24,314,580

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$107,543
Expenses
Asset-based charges	2,865,394	243	5,077,075	2,005	268,420	1,731	323,167
Total expenses	2,865,394	243	5,077,075	2,005	268,420	1,731	323,167
Net investment income (loss)	(2,865,394)	(243)	(5,077,075)	(2,005)	(268,420)	(1,731)	(215,624)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	384,049
Sales of investments in Funds	9,308,730	(157)	20,073,356	(119,338)	(855,429)	(5,795)	1,040,294
Net change in unrealized appreciation
(depreciation) on investments in Funds	(46,804,675)	(9,894)	(98,111,044)	(57,847)	(3,739,444)	(86,293)	(6,280,306)
Net realized and unrealized gain (loss)	(37,495,945)	(10,051)	(78,037,688)	(177,185)	(4,594,873)	(92,088)	(4,855,963)

Net change in net assets
from operations	$(40,361,339)	$(10,294)	$(83,114,763)	$(179,190)	$(4,863,293)	$(93,819)	$(5,071,587)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments in Funds, at fair value	$316,594	$7,446,757	$179,300	$29,037,114	$36,133	$85,598,091	$278,849
Receivables:
Investments in Fund shares sold	4	344	2	2,964	1	15,678	4
Investment Division units sold	—	532	—	—	—	2,185	—
Total assets	316,598	7,447,633	179,302	29,040,078	36,134	85,615,954	278,853

Liabilities
Payables:
Investments in Fund shares purchased	—	532	—	—	—	2,185	—
Investment Division units redeemed	—	59	—	1,883	—	12,186	—
Insurance fees due to Jackson
of New York	4	285	2	1,081	1	3,492	4
Total liabilities	4	876	2	2,964	1	17,863	4
Net assets	$316,594	$7,446,757	$179,300	$29,037,114	$36,133	$85,598,091	$278,849

Investments in Funds, shares outstanding	27,723	836,714	19,922	2,155,688	2,641	4,545,836	14,403
Investments in Funds, at cost	$334,630	$10,017,260	$221,115	$27,413,525	$37,114	$78,993,353	$316,638

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$2,661	$105,160	$2,528	$—	$—	$—	$—
Expenses
Asset-based charges	1,318	134,497	995	307,085	597	1,514,667	1,947
Total expenses	1,318	134,497	995	307,085	597	1,514,667	1,947
Net investment income (loss)	1,343	(29,337)	1,533	(307,085)	(597)	(1,514,667)	(1,947)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	5,195	1,348,109	27,072	—	—	—	—
Sales of investments in Funds	1,952	(683,047)	6,846	580,963	(58,216)	4,411,441	(14,839)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,624)	(3,846,540)	(97,414)	(945,496)	(1,413)	(50,445,511)	(164,555)
Net realized and unrealized gain (loss)	(44,477)	(3,181,478)	(63,496)	(364,533)	(59,629)	(46,034,070)	(179,394)

Net change in net assets
from operations	$(43,134)	$(3,210,815)	$(61,963)	$(671,618)	$(60,226)	$(47,548,737)	$(181,341)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$126,050,920	$857,054	$50,441,052	$111,861	$61,040,492	$482,431	$177,404,534
Receivables:
Investments in Fund shares sold	36,317	94	10,105	2	3,798	41	39,382
Investment Division units sold	31,894	—	1,883	—	43	—	34,832
Total assets	126,119,131	857,148	50,453,040	111,863	61,044,333	482,472	177,478,748

Liabilities
Payables:
Investments in Fund shares purchased	31,894	—	1,883	—	43	—	34,832
Investment Division units redeemed	31,457	82	8,085	—	1,652	35	32,763
Insurance fees due to Jackson
of New York	4,860	12	2,020	2	2,146	6	6,619
Total liabilities	68,211	94	11,988	2	3,841	41	74,214
Net assets	$126,050,920	$857,054	$50,441,052	$111,861	$61,040,492	$482,431	$177,404,534

Investments in Funds, shares outstanding	4,327,186	27,917	4,134,512	9,043	4,958,610	38,874	3,580,313
Investments in Funds, at cost	$127,961,089	$1,014,118	$46,532,539	$106,215	$59,665,564	$469,438	$165,029,699

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$207,235	$2,628	$—
Expenses
Asset-based charges	1,978,452	4,635	824,045	339	693,736	1,698	2,620,793
Total expenses	1,978,452	4,635	824,045	339	693,736	1,698	2,620,793
Net investment income (loss)	(1,978,452)	(4,635)	(824,045)	(339)	(486,501)	930	(2,620,793)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,563,220	(12,750)	1,362,293	121	434,388	1,137	6,810,837
Net change in unrealized appreciation
(depreciation) on investments in Funds	(76,671,770)	(450,086)	(14,360,682)	(9,848)	(5,040,772)	(27,050)	(74,809,761)
Net realized and unrealized gain (loss)	(72,108,550)	(462,836)	(12,998,389)	(9,727)	(4,606,384)	(25,913)	(67,998,924)

Net change in net assets
from operations	$(74,087,002)	$(467,471)	$(13,822,434)	$(10,066)	$(5,092,885)	$(24,983)	$(70,619,717)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Assets
Investments in Funds, at fair value	$2,015,845	$63,714,773	$1,345,149	$87,573,803	$775,677	$7,235,529	$34,477
Receivables:
Investments in Fund shares sold	321	41,313	17	80,822	247	1,295	1
Investment Division units sold	—	31,154	505	56,250	—	—	—
Total assets	2,016,166	63,787,240	1,345,671	87,710,875	775,924	7,236,824	34,478

Liabilities
Payables:
Investments in Fund shares purchased	—	31,154	505	56,250	—	—	—
Investment Division units redeemed	293	38,929	—	77,356	234	1,062	—
Insurance fees due to Jackson
of New York	28	2,384	17	3,466	13	233	1
Total liabilities	321	72,467	522	137,072	247	1,295	1
Net assets	$2,015,845	$63,714,773	$1,345,149	$87,573,803	$775,677	$7,235,529	$34,477

Investments in Funds, shares outstanding	39,037	5,097,182	101,063	5,929,167	51,369	539,562	2,561
Investments in Funds, at cost	$2,232,853	$70,030,481	$1,493,314	$74,216,085	$739,600	$7,884,388	$38,949

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$185,992	$994
Expenses
Asset-based charges	9,866	944,603	6,287	1,271,236	4,477	82,834	232
Total expenses	9,866	944,603	6,287	1,271,236	4,477	82,834	232
Net investment income (loss)	(9,866)	(944,603)	(6,287)	(1,271,236)	(4,477)	103,158	762

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	218,981	1,052
Sales of investments in Funds	19,207	(1,688,340)	(16,090)	4,325,030	9,970	(17,655)	(4,049)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(661,682)	(7,468,285)	(152,179)	(7,176,059)	(27,291)	(1,754,804)	(8,008)
Net realized and unrealized gain (loss)	(642,475)	(9,156,625)	(168,269)	(2,851,029)	(17,321)	(1,553,478)	(11,005)

Net change in net assets
from operations	$(652,341)	$(10,101,228)	$(174,556)	$(4,122,265)	$(21,798)	$(1,450,320)	$(10,243)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Assets
Investments in Funds, at fair value	$21,556,219	$58,188	$16,027,286	$415,972	$83,516,165	$950,562	$14,544,176
Receivables:
Investments in Fund shares sold	4,024	1	761	5	6,587	50	20,289
Investment Division units sold	4,370	—	1,610	3,070	14,752	—	2,786
Total assets	21,564,613	58,189	16,029,657	419,047	83,537,504	950,612	14,567,251

Liabilities
Payables:
Investments in Fund shares purchased	4,370	—	1,610	3,070	14,752	—	2,786
Investment Division units redeemed	3,162	—	223	—	3,494	37	19,754
Insurance fees due to Jackson
of New York	862	1	538	5	3,093	13	535
Total liabilities	8,394	1	2,371	3,075	21,339	50	23,075
Net assets	$21,556,219	$58,188	$16,027,286	$415,972	$83,516,165	$950,562	$14,544,176

Investments in Funds, shares outstanding	1,826,798	4,865	1,623,838	41,933	7,648,000	83,019	1,184,379
Investments in Funds, at cost	$21,807,751	$75,906	$16,643,796	$428,908	$93,436,832	$1,083,432	$18,968,422

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Investment Income
Dividends	$—	$15	$85,277	$3,036	$—	$—	$—
Expenses
Asset-based charges	350,844	427	179,848	1,536	1,248,135	4,854	252,582
Total expenses	350,844	427	179,848	1,536	1,248,135	4,854	252,582
Net investment income (loss)	(350,844)	(412)	(94,571)	1,500	(1,248,135)	(4,854)	(252,582)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	15,745	405	—	—	—
Sales of investments in Funds	320,460	(3,825)	(226,328)	(691)	(1,912,128)	(12,852)	(915,708)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,341,228)	(18,640)	(595,899)	(13,405)	(12,285,660)	(133,763)	(9,632,818)
Net realized and unrealized gain (loss)	(8,020,768)	(22,465)	(806,482)	(13,691)	(14,197,788)	(146,615)	(10,548,526)

Net change in net assets
from operations	$(8,371,612)	$(22,877)	$(901,053)	$(12,191)	$(15,445,923)	$(151,469)	$(10,801,108)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Assets
Investments in Funds, at fair value	$98,294	$81,894,168	$201,242	$27,649,041	$220,265	$68,916,001	$930,591
Receivables:
Investments in Fund shares sold	1	19,626	3	7,171	3	96,085	12
Investment Division units sold	470	28,441	—	19,901	—	54,880	—
Total assets	98,765	81,942,235	201,245	27,676,113	220,268	69,066,966	930,603

Liabilities
Payables:
Investments in Fund shares purchased	470	28,441	—	19,901	—	54,880	—
Investment Division units redeemed	—	16,510	—	6,111	—	93,473	—
Insurance fees due to Jackson
of New York	1	3,116	3	1,060	3	2,612	12
Total liabilities	471	48,067	3	27,072	3	150,965	12
Net assets	$98,294	$81,894,168	$201,242	$27,649,041	$220,265	$68,916,001	$930,591

Investments in Funds, shares outstanding	8,488	2,789,311	6,629	1,826,225	14,294	1,721,179	22,814
Investments in Funds, at cost	$155,163	$78,831,234	$244,563	$25,735,786	$217,779	$61,307,892	$843,471

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	616	1,459,893	1,950	309,969	1,056	896,747	4,620
Total expenses	616	1,459,893	1,950	309,969	1,056	896,747	4,620
Net investment income (loss)	(616)	(1,459,893)	(1,950)	(309,969)	(1,056)	(896,747)	(4,620)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(1,572)	8,907,210	42,695	643,095	(24,898)	3,268,656	22,791
Net change in unrealized appreciation
(depreciation) on investments in Funds	(67,082)	(59,442,225)	(210,243)	(1,399,016)	(2,753)	(8,994,069)	(105,672)
Net realized and unrealized gain (loss)	(68,654)	(50,535,015)	(167,548)	(755,921)	(27,651)	(5,725,413)	(82,881)

Net change in net assets
from operations	$(69,270)	$(51,994,908)	$(169,498)	$(1,065,890)	$(28,707)	$(6,622,160)	$(87,501)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Assets
Investments in Funds, at fair value	$64,218,713	$535,001	$194,898,747	$799,579	$114,171,199	$432,706	$321,826,186
Receivables:
Investments in Fund shares sold	5,191	145	342,182	11	87,139	6	305,920
Investment Division units sold	13,409	—	244,625	—	42,968	—	103,626
Total assets	64,237,313	535,146	195,485,554	799,590	114,301,306	432,712	322,235,732

Liabilities
Payables:
Investments in Fund shares purchased	13,409	—	244,625	—	42,968	—	103,626
Investment Division units redeemed	2,750	138	334,646	—	82,724	—	293,463
Insurance fees due to Jackson
of New York	2,441	7	7,536	11	4,415	6	12,457
Total liabilities	18,600	145	586,807	11	130,107	6	409,546
Net assets	$64,218,713	$535,001	$194,898,747	$799,579	$114,171,199	$432,706	$321,826,186

Investments in Funds, shares outstanding	6,396,286	52,554	5,385,431	21,419	6,898,562	25,695	7,590,240
Investments in Funds, at cost	$70,842,541	$625,853	$136,052,048	$604,237	$103,349,414	$451,097	$234,753,182

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	970,770	3,150	2,359,358	2,771	1,720,178	2,018	4,605,915
Total expenses	970,770	3,150	2,359,358	2,771	1,720,178	2,018	4,605,915
Net investment income (loss)	(970,770)	(3,150)	(2,359,358)	(2,771)	(1,720,178)	(2,018)	(4,605,915)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(61,330)	(30,468)	18,439,654	139,557	6,603,677	9,776	23,283,360
Net change in unrealized appreciation
(depreciation) on investments in Funds	(15,527,308)	(111,971)	48,532,235	127,525	(26,333,075)	(68,778)	(46,868,003)
Net realized and unrealized gain (loss)	(15,588,638)	(142,439)	66,971,889	267,082	(19,729,398)	(59,002)	(23,584,643)

Net change in net assets
from operations	$(16,559,408)	$(145,589)	$64,612,531	$264,311	$(21,449,576)	$(61,020)	$(28,190,558)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Assets
Investments in Funds, at fair value	$1,076,029	$11,651,190	$187,301	$327,781,276	$1,102,127	$169,688,710	$2,359,195
Receivables:
Investments in Fund shares sold	309	66,588	2	84,830	15	85,520	151
Investment Division units sold	—	52,651	—	50,476	—	37,328	—
Total assets	1,076,338	11,770,429	187,303	327,916,582	1,102,142	169,811,558	2,359,346

Liabilities
Payables:
Investments in Fund shares purchased	—	52,651	—	50,476	—	37,328	—
Investment Division units redeemed	294	66,157	—	71,827	—	79,006	119
Insurance fees due to Jackson
of New York	15	431	2	13,003	15	6,514	32
Total liabilities	309	119,239	2	135,306	15	122,848	151
Net assets	$1,076,029	$11,651,190	$187,301	$327,781,276	$1,102,127	$169,688,710	$2,359,195

Investments in Funds, shares outstanding	24,891	783,010	12,363	11,260,092	36,567	12,923,740	170,585
Investments in Funds, at cost	$975,131	$11,159,843	$180,343	$260,480,711	$1,177,198	$184,946,008	$2,577,764

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$400,439	$12,570
Expenses
Asset-based charges	4,408	155,249	559	5,633,798	6,103	2,423,638	11,518
Total expenses	4,408	155,249	559	5,633,798	6,103	2,423,638	11,518
Net investment income (loss)	(4,408)	(155,249)	(559)	(5,633,798)	(6,103)	(2,023,199)	1,052

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	4,153,735	54,791
Sales of investments in Funds	39,637	540,438	1,035	42,346,528	50,382	(2,571,157)	(20,711)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(77,547)	(1,960,879)	(9,481)	(208,638,614)	(559,770)	(31,237,143)	(418,055)
Net realized and unrealized gain (loss)	(37,910)	(1,420,441)	(8,446)	(166,292,086)	(509,388)	(29,654,565)	(383,975)

Net change in net assets
from operations	$(42,318)	$(1,575,690)	$(9,005)	$(171,925,884)	$(515,491)	$(31,677,764)	$(382,923)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Assets
Investments in Funds, at fair value	$11,951,842	$244,823	$311,335,739	$2,854,377	$15,897,389	$380,295	$238,826,325
Receivables:
Investments in Fund shares sold	92,512	3	109,878	85	12,493	5	131,552
Investment Division units sold	83,355	—	283,008	—	5,637	—	27,208
Total assets	12,127,709	244,826	311,728,625	2,854,462	15,915,519	380,300	238,985,085

Liabilities
Payables:
Investments in Fund shares purchased	83,355	—	283,008	—	5,637	—	27,208
Investment Division units redeemed	92,071	—	98,002	45	11,891	—	122,384
Insurance fees due to Jackson
of New York	441	3	11,876	40	602	5	9,168
Total liabilities	175,867	3	392,886	85	18,130	5	158,760
Net assets	$11,951,842	$244,823	$311,335,739	$2,854,377	$15,897,389	$380,295	$238,826,325

Investments in Funds, shares outstanding	833,462	16,769	7,924,045	109,071	1,320,381	31,146	8,761,054
Investments in Funds, at cost	$12,041,994	$244,896	$302,660,849	$3,258,930	$17,160,245	$429,478	$191,456,198

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	168,135	832	5,058,394	15,741	259,847	2,275	3,511,168
Total expenses	168,135	832	5,058,394	15,741	259,847	2,275	3,511,168
Net investment income (loss)	(168,135)	(832)	(5,058,394)	(15,741)	(259,847)	(2,275)	(3,511,168)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	93,494	4,971	20,233,200	43,739	556,267	42,856	11,893,026
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,969,217)	(17,107)	(174,735,079)	(1,324,890)	(6,630,420)	(207,159)	(51,955,178)
Net realized and unrealized gain (loss)	(1,875,723)	(12,136)	(154,501,879)	(1,281,151)	(6,074,153)	(164,303)	(40,062,152)

Net change in net assets
from operations	$(2,043,858)	$(12,968)	$(159,560,273)	$(1,296,892)	$(6,334,000)	$(166,578)	$(43,573,320)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Assets
Investments in Funds, at fair value	$2,432,925	$905,280,422	$175,540,739	$2,099,108	$382,430,198	$1,740,135	$35,500,351
Receivables:
Investments in Fund shares sold	93	312,038	91,099	261	106,021	40	125,891
Investment Division units sold	—	357,321	84,558	36	74,253	—	118,702
Total assets	2,433,018	905,949,781	175,716,396	2,099,405	382,610,472	1,740,175	35,744,944

Liabilities
Payables:
Investments in Fund shares purchased	—	357,321	84,558	36	74,253	—	118,702
Investment Division units redeemed	60	277,550	84,319	232	90,931	17	124,548
Insurance fees due to Jackson
of New York	33	34,488	6,780	29	15,090	23	1,343
Total liabilities	93	669,359	175,657	297	180,274	40	244,593
Net assets	$2,432,925	$905,280,422	$175,540,739	$2,099,108	$382,430,198	$1,740,135	$35,500,351

Investments in Funds, shares outstanding	86,366	30,460,310	7,719,470	89,362	24,143,321	108,016	1,887,313
Investments in Funds, at cost	$2,338,781	$742,885,091	$155,621,449	$2,020,723	$407,306,453	$1,904,448	$33,235,922

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	14,352	13,451,010	2,667,686	10,919	6,147,158	8,676	388,569
Total expenses	14,352	13,451,010	2,667,686	10,919	6,147,158	8,676	388,569
Net investment income (loss)	(14,352)	(13,451,010)	(2,667,686)	(10,919)	(6,147,158)	(8,676)	(388,569)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	78,916	54,855,344	9,273,306	63,443	1,089,850	(1,189)	948,659
Net change in unrealized appreciation
(depreciation) on investments in Funds	(578,783)	(264,155,349)	(46,135,615)	(457,765)	(103,764,205)	(391,787)	(1,170,588)
Net realized and unrealized gain (loss)	(499,867)	(209,300,005)	(36,862,309)	(394,322)	(102,674,355)	(392,976)	(221,929)

Net change in net assets
from operations	$(514,219)	$(222,751,015)	$(39,529,995)	$(405,241)	$(108,821,513)	$(401,652)	$(610,498)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Assets
Investments in Funds, at fair value	$374,298	$13,250,988	$343,091	$141,577,221	$907,545	$311,517	$17,263,881
Receivables:
Investments in Fund shares sold	5	6,873	4	130,410	12	7	7,336
Investment Division units sold	—	—	—	2,700	—	—	—
Total assets	374,303	13,257,861	343,095	141,710,331	907,557	311,524	17,271,217

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	2,700	—	—	—
Investment Division units redeemed	—	6,437	—	124,779	—	—	6,695
Insurance fees due to Jackson
of New York	5	436	4	5,631	12	7	641
Total liabilities	5	6,873	4	133,110	12	7	7,336
Net assets	$374,298	$13,250,988	$343,091	$141,577,221	$907,545	$311,517	$17,263,881

Investments in Funds, shares outstanding	19,576	437,471	11,227	8,707,086	54,770	39,383	993,891
Investments in Funds, at cost	$353,882	$13,137,136	$381,246	$113,195,160	$859,219	$428,018	$17,550,750

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,074	159,462	2,494	2,165,944	4,017	2,744	316,354
Total expenses	1,074	159,462	2,494	2,165,944	4,017	2,744	316,354
Net investment income (loss)	(1,074)	(159,462)	(2,494)	(2,165,944)	(4,017)	(2,744)	(316,354)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,904	318,643	(27,023)	9,663,931	19,779	(9,920)	579,634
Net change in unrealized appreciation
(depreciation) on investments in Funds	662	(2,928,862)	(89,489)	(25,029,880)	(81,320)	(134,522)	(5,904,066)
Net realized and unrealized gain (loss)	2,566	(2,610,219)	(116,512)	(15,365,949)	(61,541)	(144,442)	(5,324,432)

Net change in net assets
from operations	$1,492	$(2,769,681)	$(119,006)	$(17,531,893)	$(65,558)	$(147,186)	$(5,640,786)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments in Funds, at fair value	$728,872	$19,351,705	$223,780	$4,080,869	$714,274	$45,392,324	$319,317
Receivables:
Investments in Fund shares sold	276	1,117	3	153	39	37,656	4
Investment Division units sold	—	5	—	2,266	—	5,528	—
Total assets	729,148	19,352,827	223,783	4,083,288	714,313	45,435,508	319,321

Liabilities
Payables:
Investments in Fund shares purchased	—	5	—	2,266	—	5,528	—
Investment Division units redeemed	266	406	—	47	17	36,029	—
Insurance fees due to Jackson
of New York	10	711	3	106	22	1,627	4
Total liabilities	276	1,122	3	2,419	39	43,184	4
Net assets	$728,872	$19,351,705	$223,780	$4,080,869	$714,274	$45,392,324	$319,317

Investments in Funds, shares outstanding	41,319	1,942,942	22,200	243,634	76,886	4,111,624	28,434
Investments in Funds, at cost	$732,708	$24,571,496	$276,788	$3,533,590	$724,186	$46,853,676	$329,336

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A(a)	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$—	$257,423	$3,520	$—	$—	$—	$—
Expenses
Asset-based charges	3,512	257,228	839	32,531	5,233	628,786	1,289
Total expenses	3,512	257,228	839	32,531	5,233	628,786	1,289
Net investment income (loss)	(3,512)	195	2,681	(32,531)	(5,233)	(628,786)	(1,289)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	3,952,549	45,233	—	—	—	—
Sales of investments in Funds	7,528	(87,794)	1,664	199,313	(35,565)	(59,570)	1,688
Net change in unrealized appreciation
(depreciation) on investments in Funds	(169,496)	(7,111,320)	(63,321)	207,631	(9,912)	(5,690,294)	(28,755)
Net realized and unrealized gain (loss)	(161,968)	(3,246,565)	(16,424)	406,944	(45,477)	(5,749,864)	(27,067)

Net change in net assets
from operations	$(165,480)	$(3,246,370)	$(13,743)	$374,413	$(50,710)	$(6,378,650)	$(28,356)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Operations is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments in Funds, at fair value	$84,740,327	$1,915,179	$45,664,628	$1,023,179	$36,077,059	$433,274	$82,460,776
Receivables:
Investments in Fund shares sold	344,310	25	31,285	15	2,946	7	69,007
Investment Division units sold	404,739	—	40,025	40	6,560	—	25,669
Total assets	85,489,376	1,915,204	45,735,938	1,023,234	36,086,565	433,281	82,555,452

Liabilities
Payables:
Investments in Fund shares purchased	404,739	—	40,025	40	6,560	—	25,669
Investment Division units redeemed	341,236	—	29,669	—	1,603	—	65,879
Insurance fees due to Jackson
of New York	3,074	25	1,616	15	1,343	7	3,128
Total liabilities	749,049	25	71,310	55	9,506	7	94,676
Net assets	$84,740,327	$1,915,179	$45,664,628	$1,023,179	$36,077,059	$433,274	$82,460,776

Investments in Funds, shares outstanding	3,265,523	72,738	4,416,308	97,446	3,244,340	38,513	7,600,071
Investments in Funds, at cost	$77,304,789	$1,824,412	$46,549,715	$1,050,837	$40,797,864	$497,824	$86,598,921

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	767,344	6,262	615,455	4,857	537,286	2,809	1,274,375
Total expenses	767,344	6,262	615,455	4,857	537,286	2,809	1,274,375
Net investment income (loss)	(767,344)	(6,262)	(615,455)	(4,857)	(537,286)	(2,809)	(1,274,375)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,206,669	10,076	(118,157)	(745)	(1,039,810)	(15,504)	1,114,468
Net change in unrealized appreciation
(depreciation) on investments in Funds	(374,854)	(30,606)	(4,190,625)	(58,456)	(6,825,464)	(71,528)	(13,066,276)
Net realized and unrealized gain (loss)	2,831,815	(20,530)	(4,308,782)	(59,201)	(7,865,274)	(87,032)	(11,951,808)

Net change in net assets
from operations	$2,064,471	$(26,792)	$(4,924,237)	$(64,058)	$(8,402,560)	$(89,841)	$(13,226,183)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$834,456	$88,734,415	$4,052,548	$83,745,402	$506,360	$45,819,716	$365,562
Receivables:
Investments in Fund shares sold	11	9,193	51	43,845	231	35,467	5
Investment Division units sold	—	6,802	64	9,590	—	25,977	—
Total assets	834,467	88,750,410	4,052,663	83,798,837	506,591	45,881,160	365,567

Liabilities
Payables:
Investments in Fund shares purchased	—	6,802	64	9,590	—	25,977	—
Investment Division units redeemed	—	5,899	—	40,701	224	33,807	—
Insurance fees due to Jackson
of New York	11	3,294	51	3,144	7	1,660	5
Total liabilities	11	15,995	115	53,435	231	61,444	5
Net assets	$834,456	$88,734,415	$4,052,548	$83,745,402	$506,360	$45,819,716	$365,562

Investments in Funds, shares outstanding	75,244	8,163,240	367,745	6,139,692	31,295	3,869,908	30,565
Investments in Funds, at cost	$898,546	$89,341,161	$4,236,709	$85,080,796	$531,259	$50,346,614	$392,390

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,791	1,315,374	17,828	1,265,359	2,624	639,406	1,391
Total expenses	3,791	1,315,374	17,828	1,265,359	2,624	639,406	1,391
Net investment income (loss)	(3,791)	(1,315,374)	(17,828)	(1,265,359)	(2,624)	(639,406)	(1,391)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(5,775)	236,172	(7,903)	868,210	(3,640)	(801,732)	(621)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(89,042)	(5,087,353)	(197,043)	(13,307,606)	(61,140)	(7,129,126)	(35,113)
Net realized and unrealized gain (loss)	(94,817)	(4,851,181)	(204,946)	(12,439,396)	(64,780)	(7,930,858)	(35,734)

Net change in net assets
from operations	$(98,608)	$(6,166,555)	$(222,774)	$(13,704,755)	$(67,404)	$(8,570,264)	$(37,125)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments in Funds, at fair value	$23,091,046	$341,968	$166,673,275	$134,594	$28,135,411	$80,422	$666,960,287
Receivables:
Investments in Fund shares sold	2,565	4	93,994	2	42,462	1	89,196
Investment Division units sold	302,766	—	3,360	—	—	—	218,227
Total assets	23,396,377	341,972	166,770,629	134,596	28,177,873	80,423	667,267,710

Liabilities
Payables:
Investments in Fund shares purchased	302,766	—	3,360	—	—	—	218,227
Investment Division units redeemed	1,692	—	86,967	—	41,575	—	65,348
Insurance fees due to Jackson
of New York	873	4	7,027	2	887	1	23,848
Total liabilities	305,331	4	97,354	2	42,462	1	307,423
Net assets	$23,091,046	$341,968	$166,673,275	$134,594	$28,135,411	$80,422	$666,960,287

Investments in Funds, shares outstanding	3,087,038	46,400	9,137,789	7,299	1,988,368	5,600	31,760,014
Investments in Funds, at cost	$23,725,494	$335,924	$117,939,526	$121,141	$27,918,941	$84,117	$592,208,963

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	345,779	1,197	2,792,965	578	348,934	199	8,737,693
Total expenses	345,779	1,197	2,792,965	578	348,934	199	8,737,693
Net investment income (loss)	(345,779)	(1,197)	(2,792,965)	(578)	(348,934)	(199)	(8,737,693)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	60,000	(624)	11,894,393	116	435,413	(15)	20,685,148
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,051,390)	(31,393)	(28,747,772)	(8,458)	(6,793,283)	(4,867)	(108,041,352)
Net realized and unrealized gain (loss)	(3,991,390)	(32,017)	(16,853,379)	(8,342)	(6,357,870)	(4,882)	(87,356,204)

Net change in net assets
from operations	$(4,337,169)	$(33,214)	$(19,646,344)	$(8,920)	$(6,706,804)	$(5,081)	$(96,093,897)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments in Funds, at fair value	$6,463,523	$483,249,867	$3,716,343	$331,897,250	$2,712,013	$76,556,219	$3,865,104
Receivables:
Investments in Fund shares sold	613	63,631	173	94,142	135	34,663	43
Investment Division units sold	—	225,948	—	95,991	—	14,750	—
Total assets	6,464,136	483,539,446	3,716,516	332,087,383	2,712,148	76,605,632	3,865,147

Liabilities
Payables:
Investments in Fund shares purchased	—	225,948	—	95,991	—	14,750	—
Investment Division units redeemed	526	45,079	124	80,749	102	31,831	—
Insurance fees due to Jackson
of New York	87	18,552	49	13,393	33	2,832	43
Total liabilities	613	289,579	173	190,133	135	49,413	43
Net assets	$6,463,523	$483,249,867	$3,716,343	$331,897,250	$2,712,013	$76,556,219	$3,865,104

Investments in Funds, shares outstanding	303,452	10,103,489	74,208	5,442,723	41,871	7,625,121	376,349
Investments in Funds, at cost	$6,169,423	$507,596,480	$4,899,730	$276,365,680	$2,718,130	$78,122,750	$3,993,856

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	31,614	8,285,748	21,568	5,295,581	10,288	1,059,547	17,252
Total expenses	31,614	8,285,748	21,568	5,295,581	10,288	1,059,547	17,252
Net investment income (loss)	(31,614)	(8,285,748)	(21,568)	(5,295,581)	(10,288)	(1,059,547)	(17,252)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	228,219	18,378,138	(92,785)	17,592,248	54,782	(123,391)	(16,546)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,027,317)	(337,644,949)	(2,309,419)	(118,588,075)	(659,151)	(3,639,806)	(174,270)
Net realized and unrealized gain (loss)	(799,098)	(319,266,811)	(2,402,204)	(100,995,827)	(604,369)	(3,763,197)	(190,816)

Net change in net assets
from operations	$(830,712)	$(327,552,559)	$(2,423,772)	$(106,291,408)	$(614,657)	$(4,822,744)	$(208,068)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$11,340,690	$54,971	$256,681,471	$4,443,779	$142,177,349	$5,418,340	$39,805,560
Receivables:
Investments in Fund shares sold	966	1	126,735	80	68,013	75	5,418
Investment Division units sold	1,084	—	7,174	—	932	—	1,205
Total assets	11,342,740	54,972	256,815,380	4,443,859	142,246,294	5,418,415	39,812,183

Liabilities
Payables:
Investments in Fund shares purchased	1,084	—	7,174	—	932	—	1,205
Investment Division units redeemed	587	—	116,449	28	62,591	—	4,056
Insurance fees due to Jackson
of New York	379	1	10,286	52	5,422	75	1,362
Total liabilities	2,050	1	133,909	80	68,945	75	6,623
Net assets	$11,340,690	$54,971	$256,681,471	$4,443,779	$142,177,349	$5,418,340	$39,805,560

Investments in Funds, shares outstanding	1,114,017	5,384	11,709,921	191,295	11,055,781	411,728	3,513,289
Investments in Funds, at cost	$12,196,140	$59,720	$216,566,296	$3,979,280	$153,679,875	$5,783,864	$40,760,734

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	141,039	303	3,832,952	18,765	2,189,684	27,699	493,460
Total expenses	141,039	303	3,832,952	18,765	2,189,684	27,699	493,460
Net investment income (loss)	(141,039)	(303)	(3,832,952)	(18,765)	(2,189,684)	(27,699)	(493,460)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(75,326)	(1,621)	12,299,054	145,144	(1,674,364)	(3,311)	166,917
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,828,604)	(8,287)	(46,104,256)	(657,474)	(29,365,695)	(1,016,728)	(6,337,134)
Net realized and unrealized gain (loss)	(1,903,930)	(9,908)	(33,805,202)	(512,330)	(31,040,059)	(1,020,039)	(6,170,217)

Net change in net assets
from operations	$(2,044,969)	$(10,211)	$(37,638,154)	$(531,095)	$(33,229,743)	$(1,047,738)	$(6,663,677)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments in Funds, at fair value	$1,484,764	$57,704,692	$4,727,648	$90,861	$53,841,698	$736,308	$3,194,208
Receivables:
Investments in Fund shares sold	18	6,568	59	2	37,025	9	335
Investment Division units sold	—	2,599	—	—	—	—	509
Total assets	1,484,782	57,713,859	4,727,707	90,863	53,878,723	736,317	3,195,052

Liabilities
Payables:
Investments in Fund shares purchased	—	2,599	—	—	—	—	509
Investment Division units redeemed	—	4,474	—	—	35,022	—	226
Insurance fees due to Jackson
of New York	18	2,094	59	2	2,003	9	109
Total liabilities	18	9,167	59	2	37,025	9	844
Net assets	$1,484,764	$57,704,692	$4,727,648	$90,861	$53,841,698	$736,308	$3,194,208

Investments in Funds, shares outstanding	128,107	4,780,836	383,116	8,728	3,910,072	52,858	271,616
Investments in Funds, at cost	$1,436,936	$58,994,292	$4,817,026	$93,734	$69,050,577	$909,687	$3,119,174

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,465	782,296	21,801	355	602,417	4,154	36,131
Total expenses	6,465	782,296	21,801	355	602,417	4,154	36,131
Net investment income (loss)	(6,465)	(782,296)	(21,801)	(355)	(602,417)	(4,154)	(36,131)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	9,584,067	132,896	—
Sales of investments in Funds	3,325	541,180	2,018	(34)	(1,030,812)	(22,047)	42,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	(218,041)	(10,766,361)	(810,197)	(2,873)	(21,833,495)	(430,440)	(145,305)
Net realized and unrealized gain (loss)	(214,716)	(10,225,181)	(808,179)	(2,907)	(13,280,240)	(319,591)	(103,263)

Net change in net assets
from operations	$(221,181)	$(11,007,477)	$(829,980)	$(3,262)	$(13,882,657)	$(323,745)	$(139,394)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Operations is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$8,556	$27,756,048	$48,228	$47,157,854	$370,674	$520,355,719	$2,104,930
Receivables:
Investments in Fund shares sold	—	5,446	1	16,738	208	158,775	29
Investment Division units sold	—	3,557	—	—	—	89,250	—
Total assets	8,556	27,765,051	48,229	47,174,592	370,882	520,603,744	2,104,959

Liabilities
Payables:
Investments in Fund shares purchased	—	3,557	—	—	—	89,250	—
Investment Division units redeemed	—	4,434	—	14,906	204	139,207	—
Insurance fees due to Jackson
of New York	—	1,012	1	1,832	4	19,568	29
Total liabilities	—	9,003	1	16,738	208	248,025	29
Net assets	$8,556	$27,756,048	$48,228	$47,157,854	$370,674	$520,355,719	$2,104,930

Investments in Funds, shares outstanding	724	3,914,816	6,689	4,821,866	35,235	17,723,287	68,564
Investments in Funds, at cost	$8,831	$37,019,411	$56,578	$61,320,718	$516,737	$441,043,879	$1,973,546

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$896,058	$8,122	$—	$—
Expenses
Asset-based charges	30	398,581	219	732,004	1,651	7,445,723	7,453
Total expenses	30	398,581	219	732,004	1,651	7,445,723	7,453
Net investment income (loss)	(30)	(398,581)	(219)	164,054	6,471	(7,445,723)	(7,453)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	7,310,551	53,790	—	—
Sales of investments in Funds	(5)	(2,347,069)	(10,524)	(747,635)	(726)	17,934,942	55,088
Net change in unrealized appreciation
(depreciation) on investments in Funds	(275)	487,714	7,361	(23,895,883)	(174,937)	(104,658,683)	(246,301)
Net realized and unrealized gain (loss)	(280)	(1,859,355)	(3,163)	(17,332,967)	(121,873)	(86,723,741)	(191,213)

Net change in net assets
from operations	$(310)	$(2,257,936)	$(3,382)	$(17,168,913)	$(115,402)	$(94,169,464)	$(198,666)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$61,568,055	$1,519,901	$46,478,451	$82,495	$140,715,803	$1,828,058	$53,395,927
Receivables:
Investments in Fund shares sold	21,364	24	24,829	1	17,642	23	8,883
Investment Division units sold	708	—	14,405	—	48,127	—	28,954
Total assets	61,590,127	1,519,925	46,517,685	82,496	140,781,572	1,828,081	53,433,764

Liabilities
Payables:
Investments in Fund shares purchased	708	—	14,405	—	48,127	—	28,954
Investment Division units redeemed	18,971	—	23,003	—	12,634	—	6,696
Insurance fees due to Jackson
of New York	2,393	24	1,826	1	5,008	23	2,187
Total liabilities	22,072	24	39,234	1	65,769	23	37,837
Net assets	$61,568,055	$1,519,901	$46,478,451	$82,495	$140,715,803	$1,828,058	$53,395,927

Investments in Funds, shares outstanding	3,848,003	93,417	5,299,709	9,146	140,715,803	1,828,058	1,834,281
Investments in Funds, at cost	$49,985,899	$1,186,098	$52,392,175	$97,589	$140,715,803	$1,828,058	$43,000,511

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$1,278,439	$26,436	$—
Expenses
Asset-based charges	840,490	8,005	767,654	517	1,676,906	10,520	820,398
Total expenses	840,490	8,005	767,654	517	1,676,906	10,520	820,398
Net investment income (loss)	(840,490)	(8,005)	(767,654)	(517)	(398,467)	15,916	(820,398)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,379,964	60,927	210,700	(1,201)	—	1	3,102,036
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,003,670)	(53,530)	(18,418,725)	(31,368)	—	—	(5,978,579)
Net realized and unrealized gain (loss)	376,294	7,397	(18,208,025)	(32,569)	—	1	(2,876,543)

Net change in net assets
from operations	$(464,196)	$(608)	$(18,975,679)	$(33,086)	$(398,467)	$15,917	$(3,696,941)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2022

JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$—
Receivables:
Investments in Fund shares sold	—
Investment Division units sold	—
Total assets	—

Liabilities
Payables:
Investments in Fund shares purchased	—
Investment Division units redeemed	—
Insurance fees due to Jackson
of New York	—
Total liabilities	—
Net assets	$—

Investments in Funds, shares outstanding	—
Investments in Funds, at cost	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2022

JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—
Expenses
Asset-based charges	344
Total expenses	344
Net investment income (loss)	(344)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—
Sales of investments in Funds	(32,016)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—
Net realized and unrealized gain (loss)	(32,016)

Net change in net assets
from operations	$(32,360)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,283,358)	$(1,001)	$(489)	$(569,420)	$(296)	$(13)	$(2,603,556)
Net realized gain (loss) on investments in Funds	4,043,697	193	(155)	132,385	(346)	2	4,444,892
Net change in unrealized appreciation
(depreciation) on investments in Funds	(26,430,590)	(52,225)	(11,977)	(7,282,979)	(7,358)	1,804	(42,063,096)
Net change in net assets
from operations	(23,670,251)	(53,033)	(12,621)	(7,720,014)	(8,000)	1,793	(40,221,760)

Contract transactions
Purchase payments	7,544,668	5,100	160,525	3,368,437	96,514	—	5,354,257
Surrenders and terminations	(5,464,884)	—	(738)	(4,762,720)	(3,561)	—	(11,675,890)
Transfers between Investment Divisions	(5,816,497)	(8,006)	27,965	(1,158,781)	(1)	16,157	64,278,143
Contract owner charges	(1,138,156)	(3,632)	—	(240,598)	—	—	(2,236,858)
Net change in net assets
from contract transactions	(4,874,869)	(6,538)	187,752	(2,793,662)	92,952	16,157	55,719,652

Net change in net assets	(28,545,120)	(59,571)	175,131	(10,513,676)	84,952	17,950	15,497,892

Net assets beginning of year	114,647,291	269,435	—	54,963,164	—	—	174,615,503

Net assets end of year	$86,102,171	$209,864	$175,131	$44,449,488	$84,952	$17,950	$190,113,395

Contract unit transactions
Units outstanding at beginning of year	5,501,017	13,808	—	4,134,767	—	—	8,284,673
Units issued	719,654	372	22,002	643,257	7,138	2,504	4,605,620
Units redeemed	(991,397)	(749)	(236)	(875,354)	(288)	—	(1,580,514)
Units outstanding at end of year	5,229,274	13,431	21,766	3,902,670	6,850	2,504	11,309,779
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$12,836,058	$6,574	$189,710	$7,602,210	$96,514	$16,157	$83,329,350
Proceeds from sales	$18,994,285	$14,113	$2,447	$10,965,292	$3,858	$13	$30,213,254

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,284)	$6,942	$103,277	$3,022	$73,412	$—	$81,077
Net realized gain (loss) on investments in Funds	477	1,242	2,411,002	15,469	853,083	—	1,647,734
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,081)	(14,313)	(9,297,354)	(61,034)	(3,757,242)	—	(6,805,995)
Net change in net assets
from operations	(51,888)	(6,129)	(6,783,075)	(42,543)	(2,830,747)	—	(5,077,184)

Contract transactions
Purchase payments	—	275,326	1,991,237	25,000	2,604,948	—	3,136,823
Surrenders and terminations	—	(2,563)	(1,417,835)	—	(791,895)	—	(1,801,136)
Transfers between Investment Divisions	120,839	2,551	(554,106)	(5,240)	(758,518)	—	(611,929)
Contract owner charges	(2,301)	—	(138,424)	(3,909)	(51,499)	—	(120,019)
Net change in net assets
from contract transactions	118,538	275,314	(119,128)	15,851	1,003,036	—	603,739

Net change in net assets	66,650	269,185	(6,902,203)	(26,692)	(1,827,711)	—	(4,473,445)

Net assets beginning of year	227,079	—	41,382,227	261,158	19,348,673	—	32,987,747

Net assets end of year	$293,729	$269,185	$34,480,024	$234,466	$17,520,962	$—	$28,514,302

Contract unit transactions
Units outstanding at beginning of year	11,491	—	1,894,090	12,627	1,246,127	—	1,759,078
Units issued	6,260	33,617	207,228	1,308	326,405	—	287,220
Units redeemed	(139)	(633)	(212,937)	(507)	(256,060)	—	(245,583)
Units outstanding at end of year	17,612	32,984	1,888,381	13,428	1,316,472	—	1,800,715
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$120,838	$289,592	$6,679,732	$44,501	$5,800,486	$—	$6,577,286
Proceeds from sales	$3,584	$5,560	$4,430,755	$10,279	$3,799,784	$—	$4,382,434

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$22,270	$(471)	$(1,691,238)	$(570)	$(3,356,400)	$(784)	$(163,311)
Net realized gain (loss) on investments in Funds	81,244	(276)	2,207,739	89	7,764,641	81	(48,864)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(384,915)	(6,396)	(22,577,764)	(17,345)	(52,404,133)	(24,418)	(1,696,978)
Net change in net assets
from operations	(281,401)	(7,143)	(22,061,263)	(17,826)	(47,995,892)	(25,121)	(1,909,153)

Contract transactions
Purchase payments	—	193,568	8,576,856	47,511	6,778,479	—	1,027,994
Surrenders and terminations	(58,005)	(2,965)	(9,915,310)	—	(20,219,466)	—	(1,239,413)
Transfers between Investment Divisions	716	1,073	(936,626)	1,599	(6,414,912)	(1,157)	(268,838)
Contract owner charges	(25,576)	—	(1,335,782)	(405)	(2,603,508)	(786)	(49,842)
Net change in net assets
from contract transactions	(82,865)	191,676	(3,610,862)	48,705	(22,459,407)	(1,943)	(530,099)

Net change in net assets	(364,266)	184,533	(25,672,125)	30,879	(70,455,299)	(27,064)	(2,439,252)

Net assets beginning of year	1,968,972	—	140,184,285	129,383	290,569,462	157,605	16,123,818

Net assets end of year	$1,604,706	$184,533	$114,512,160	$160,262	$220,114,163	$130,541	$13,684,566

Contract unit transactions
Units outstanding at beginning of year	95,628	—	8,739,794	7,539	14,690,757	7,456	1,446,761
Units issued	46	22,878	1,158,665	3,307	1,062,649	39	382,031
Units redeemed	(4,575)	(753)	(1,425,700)	(27)	(2,359,297)	(155)	(439,189)
Units outstanding at end of year	91,099	22,125	8,472,759	10,819	13,394,109	7,340	1,389,603
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$114,647	$197,936	$16,657,347	$49,110	$18,320,863	$632	$3,857,073
Proceeds from sales	$90,400	$6,731	$21,959,447	$975	$44,136,670	$3,359	$4,550,483

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(933)	$(344,264)	$3,524	$(102,037)	$1,343	$(405,770)	$(5,490)
Net realized gain (loss) on investments in Funds	(651)	4,465,372	25,506	718,001	15,860	545,150	14,366
Net change in unrealized appreciation
(depreciation) on investments in Funds	(22,810)	(23,950,011)	(150,725)	(14,805,638)	(37,949)	(5,910,745)	(185,712)
Net change in net assets
from operations	(24,394)	(19,828,903)	(121,695)	(14,189,674)	(20,746)	(5,771,365)	(176,836)

Contract transactions
Purchase payments	—	1,284,177	30,076	1,563,921	55,021	5,787,630	380,027
Surrenders and terminations	—	(4,191,128)	(853)	(1,724,122)	—	(795,020)	(17,989)
Transfers between Investment Divisions	(3,435)	(2,814,262)	(6,773)	(1,369,931)	4,243	2,454,068	(38,707)
Contract owner charges	(3,000)	(710,603)	(6,615)	(383,604)	(1,188)	(389,358)	(13,410)
Net change in net assets
from contract transactions	(6,435)	(6,431,816)	15,835	(1,913,736)	58,076	7,057,320	309,921

Net change in net assets	(30,829)	(26,260,719)	(105,860)	(16,103,410)	37,330	1,285,955	133,085

Net assets beginning of year	230,249	79,727,828	488,672	43,809,798	73,900	29,107,034	1,041,114

Net assets end of year	$199,420	$53,467,109	$382,812	$27,706,388	$111,230	$30,392,989	$1,174,199

Contract unit transactions
Units outstanding at beginning of year	19,392	5,328,381	26,065	2,825,033	4,564	1,461,699	49,423
Units issued	24	696,019	8,934	638,040	5,435	718,110	34,390
Units redeemed	(626)	(1,249,250)	(8,158)	(858,519)	(101)	(326,712)	(17,127)
Units outstanding at end of year	18,790	4,775,150	26,841	2,604,554	9,898	1,853,097	66,686
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$287	$13,444,521	$189,159	$12,110,070	$77,234	$12,736,335	$604,785
Proceeds from sales	$7,655	$15,895,911	$139,181	$9,979,071	$1,537	$6,084,785	$300,354

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A(a)
Operations
Net investment income (loss)	$(2,135,576)	$(7,349)	$(1,374,981)	$(996)	$(61,393)	$(392)	$(4,109)
Net realized gain (loss) on investments in Funds	1,938,109	(46,279)	1,377,378	(12,151)	1,112,688	(187)	1,015
Net change in unrealized appreciation
(depreciation) on investments in Funds	(64,639,123)	(559,241)	(15,442,871)	(13,410)	(3,870,982)	(10,174)	22,719
Net change in net assets
from operations	(64,836,590)	(612,869)	(15,440,474)	(26,557)	(2,819,687)	(10,753)	19,625

Contract transactions
Purchase payments	6,647,833	52,050	3,758,360	240,277	3,175,374	162,853	266,533
Surrenders and terminations	(8,370,021)	(8,547)	(5,298,250)	(14,250)	(446,645)	(2,307)	(1,842)
Transfers between Investment Divisions	(2,171,130)	(43,210)	(8,135,974)	(3,540)	(3,300,045)	40	649,729
Contract owner charges	(1,954,563)	(23,850)	(1,258,219)	(3,067)	(158,284)	—	(4,913)
Net change in net assets
from contract transactions	(5,847,881)	(23,557)	(10,934,083)	219,420	(729,600)	160,586	909,507

Net change in net assets	(70,684,471)	(636,426)	(26,374,557)	192,863	(3,549,287)	149,833	929,132

Net assets beginning of year	205,577,221	1,967,014	114,922,313	148,375	16,749,502	—	—

Net assets end of year	$134,892,750	$1,330,588	$88,547,756	$341,238	$13,200,215	$149,833	$929,132

Contract unit transactions
Units outstanding at beginning of year	2,235,263	15,221	3,982,662	3,968	837,458	—	—
Units issued	405,397	2,176	682,228	14,436	383,505	18,899	104,553
Units redeemed	(477,568)	(2,491)	(1,118,423)	(7,687)	(409,981)	(319)	(4,153)
Units outstanding at end of year	2,163,092	14,906	3,546,467	10,717	810,982	18,580	100,400
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$28,310,602	$236,327	$17,778,242	$465,093	$6,636,846	$163,185	$948,108
Proceeds from sales	$36,294,059	$267,233	$30,087,306	$246,669	$7,427,839	$2,991	$42,711

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AB Sustainable Global Thematic Fund - Class I(a)	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$—	$(2,402,963)	$(2,913)	$(83,932)	$(538)	$(250,187)	$(1,660)
Net realized gain (loss) on investments in Funds	—	3,268,841	761	(217,207)	(2,831)	147,380	(79)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	(29,476,141)	(59,662)	(546,700)	(10,275)	(1,649,618)	(23,104)
Net change in net assets
from operations	—	(28,610,263)	(61,814)	(847,839)	(13,644)	(1,752,425)	(24,843)

Contract transactions
Purchase payments	—	27,681,297	53,936	3,776,792	188,882	3,081,249	10,107
Surrenders and terminations	—	(11,375,627)	(8,085)	(434,269)	(3,962)	(751,141)	(4,984)
Transfers between Investment Divisions	—	(2,143,521)	737,968	3,229,449	36,098	953,249	1,735
Contract owner charges	—	(2,006,376)	(4,754)	(66,562)	(693)	(175,042)	(3,176)
Net change in net assets
from contract transactions	—	12,155,773	779,065	6,505,410	220,325	3,108,315	3,682

Net change in net assets	—	(16,454,490)	717,251	5,657,571	206,681	1,355,890	(21,161)

Net assets beginning of year	—	183,224,797	335,673	3,130,202	52,774	19,204,473	325,584

Net assets end of year	$—	$166,770,307	$1,052,924	$8,787,773	$259,455	$20,560,363	$304,423

Contract unit transactions
Units outstanding at beginning of year	—	8,122,346	11,029	312,327	5,226	1,517,494	24,875
Units issued	—	2,537,545	30,080	1,033,549	30,630	697,948	1,686
Units redeemed	—	(1,986,578)	(513)	(325,954)	(6,326)	(435,475)	(1,336)
Units outstanding at end of year	—	8,673,313	40,596	1,019,922	29,530	1,779,967	25,225
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$51,834,995	$792,397	$9,383,788	$277,769	$8,068,930	$19,990
Proceeds from sales	$—	$42,082,185	$16,245	$2,962,310	$57,982	$5,210,802	$17,968

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(326,384)	$(257)	$(737,216)	$(4,838)	$(657,708)	$(931)	$(2,666,260)
Net realized gain (loss) on investments in Funds	(334,480)	(168)	201,045	(3,740)	460,692	(1,876)	5,697,870
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,325,347)	(9,636)	(18,743,274)	(292,745)	(18,506,411)	(69,206)	(49,575,687)
Net change in net assets
from operations	(4,986,211)	(10,061)	(19,279,445)	(301,323)	(18,703,427)	(72,013)	(46,544,077)

Contract transactions
Purchase payments	1,058,252	—	5,547,600	32,390	1,630,356	—	19,238,649
Surrenders and terminations	(1,280,699)	—	(2,105,849)	(18,332)	(1,738,508)	—	(10,194,831)
Transfers between Investment Divisions	180,614	20,161	1,312,178	(395,802)	1,197,294	(1,229)	(6,188,783)
Contract owner charges	(289,427)	(497)	(560,588)	(8,244)	(629,047)	(2,692)	(2,337,045)
Net change in net assets
from contract transactions	(331,260)	19,664	4,193,341	(389,988)	460,095	(3,921)	517,990

Net change in net assets	(5,317,471)	9,603	(15,086,104)	(691,311)	(18,243,332)	(75,934)	(46,026,087)

Net assets beginning of year	26,075,695	60,696	69,136,198	1,383,818	57,235,092	243,537	230,945,816

Net assets end of year	$20,758,224	$70,299	$54,050,094	$692,507	$38,991,760	$167,603	$184,919,729

Contract unit transactions
Units outstanding at beginning of year	2,386,205	5,224	2,637,795	49,724	2,393,512	8,685	9,746,947
Units issued	327,059	2,067	845,161	6,116	543,471	1,446	1,665,659
Units redeemed	(365,093)	(107)	(694,064)	(22,546)	(581,377)	(1,529)	(1,605,696)
Units outstanding at end of year	2,348,171	7,184	2,788,892	33,294	2,355,606	8,602	9,806,910
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,107,461	$20,845	$18,122,884	$128,651	$10,885,895	$27,680	$33,351,332
Proceeds from sales	$3,765,105	$1,438	$14,666,759	$523,477	$11,083,508	$32,532	$35,499,602

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(10,031)	$(3,082,372)	$(12,189)	$(6,832,556)	$(25,811)	$(1,168,524)	$(2,541)
Net realized gain (loss) on investments in Funds	(26,231)	5,856,923	12,596	24,922,790	165,174	426,233	(2,123)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(369,295)	(91,584,522)	(830,278)	(121,686,507)	(1,124,936)	(21,834,424)	(106,588)
Net change in net assets
from operations	(405,557)	(88,809,971)	(829,871)	(103,596,273)	(985,573)	(22,576,715)	(111,252)

Contract transactions
Purchase payments	118,750	30,191,238	619,983	45,763,484	988,159	2,835,888	20,000
Surrenders and terminations	(4,326)	(9,661,464)	(35,307)	(28,083,865)	(60,118)	(4,517,508)	(5,084)
Transfers between Investment Divisions	122,981	16,347,902	388,565	(18,096,979)	276,750	(1,486,348)	108,911
Contract owner charges	(12,429)	(2,592,157)	(27,414)	(6,201,285)	(75,371)	(1,009,987)	(4,897)
Net change in net assets
from contract transactions	224,976	34,285,519	945,827	(6,618,645)	1,129,420	(4,177,955)	118,930

Net change in net assets	(180,581)	(54,524,452)	115,956	(110,214,918)	143,847	(26,754,670)	7,678

Net assets beginning of year	2,035,405	277,193,685	2,477,788	580,444,677	5,535,224	103,884,512	443,654

Net assets end of year	$1,854,824	$222,669,233	$2,593,744	$470,229,759	$5,679,071	$77,129,842	$451,332

Contract unit transactions
Units outstanding at beginning of year	77,793	5,991,930	48,563	16,625,256	137,320	6,278,923	23,798
Units issued	29,250	2,512,584	31,224	2,743,639	78,777	1,042,465	8,100
Units redeemed	(18,623)	(1,510,533)	(7,129)	(2,941,385)	(47,634)	(1,323,582)	(1,043)
Units outstanding at end of year	88,420	6,993,981	72,658	16,427,510	168,463	5,997,806	30,855
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$633,724	$89,416,165	$1,244,185	$81,671,462	$2,871,073	$14,407,057	$135,477
Proceeds from sales	$418,779	$58,213,018	$310,547	$95,122,663	$1,767,464	$19,753,536	$19,088

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(2,037,488)	$(6,849)	$(1,165,766)	$(3,850)	$(3,828,339)	$(5,200)	$(555,493)
Net realized gain (loss) on investments in Funds	4,990,018	(5,286)	1,292,150	4,307	16,582,920	31,650	359,920
Net change in unrealized appreciation
(depreciation) on investments in Funds	(34,406,454)	(261,502)	(23,475,633)	(181,755)	(41,525,374)	(159,204)	(3,962,384)
Net change in net assets
from operations	(31,453,924)	(273,637)	(23,349,249)	(181,298)	(28,770,793)	(132,754)	(4,157,957)

Contract transactions
Purchase payments	8,045,465	95,000	3,882,381	227,209	11,246,333	25,107	1,291,772
Surrenders and terminations	(10,082,151)	(2,641)	(4,904,771)	(1,757)	(16,164,162)	(1,748)	(2,080,739)
Transfers between Investment Divisions	(945,566)	78,407	316,894	99,973	4,815,698	(149,552)	676,482
Contract owner charges	(1,623,512)	(11,172)	(1,115,988)	(12,540)	(3,408,070)	(14,312)	(482,438)
Net change in net assets
from contract transactions	(4,605,764)	159,594	(1,821,484)	312,885	(3,510,201)	(140,505)	(594,923)

Net change in net assets	(36,059,688)	(114,043)	(25,170,733)	131,587	(32,280,994)	(273,259)	(4,752,880)

Net assets beginning of year	172,639,542	1,470,614	99,269,113	783,337	280,940,019	1,125,673	41,825,728

Net assets end of year	$136,579,854	$1,356,571	$74,098,380	$914,924	$248,659,025	$852,414	$37,072,848

Contract unit transactions
Units outstanding at beginning of year	8,736,193	66,829	5,492,220	37,244	9,336,547	31,991	2,975,424
Units issued	1,228,440	9,984	829,436	33,460	1,781,903	10,031	600,198
Units redeemed	(1,502,659)	(2,072)	(960,666)	(15,019)	(1,912,123)	(15,651)	(648,202)
Units outstanding at end of year	8,461,974	74,741	5,360,990	55,685	9,206,327	26,371	2,927,420
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$20,896,597	$196,630	$12,372,655	$579,069	$49,068,478	$335,906	$7,664,274
Proceeds from sales	$27,539,849	$43,885	$15,359,905	$270,034	$56,407,018	$481,611	$8,814,690

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(272)	$(637,610)	$3,359	$(3,446)	$(2,144,906)	$(724)	$(1,082,639)
Net realized gain (loss) on investments in Funds	196	(1,634,037)	(47,242)	(248,862)	4,715,245	(88)	5,717,737
Net change in unrealized appreciation
(depreciation) on investments in Funds	(601)	(34,159,103)	(542,832)	(222,924)	(32,844,074)	(21,066)	4,743,291
Net change in net assets
from operations	(677)	(36,430,750)	(586,715)	(475,232)	(30,273,735)	(21,878)	9,378,389

Contract transactions
Purchase payments	40,021	3,088,470	300	255,296	4,029,837	46,000	4,142,814
Surrenders and terminations	—	(2,602,831)	(31,959)	(10,112)	(12,617,209)	(1,158)	(4,535,989)
Transfers between Investment Divisions	(769)	910,906	(235,988)	(902,298)	(3,829,845)	12,242	21,924,591
Contract owner charges	(367)	(838,045)	(14,420)	—	(1,865,154)	(1,973)	(905,161)
Net change in net assets
from contract transactions	38,885	558,500	(282,067)	(657,114)	(14,282,371)	55,111	20,626,255

Net change in net assets	38,208	(35,872,250)	(868,782)	(1,132,346)	(44,556,106)	33,233	30,004,644

Net assets beginning of year	49,992	94,547,127	1,649,401	1,604,219	184,378,720	133,086	59,655,219

Net assets end of year	$88,200	$58,674,877	$780,619	$471,873	$139,822,614	$166,319	$89,659,863

Contract unit transactions
Units outstanding at beginning of year	3,444	5,796,410	96,587	181,717	10,486,305	7,271	5,771,509
Units issued	3,305	1,459,933	14,867	89,049	881,286	3,282	4,081,187
Units redeemed	(95)	(1,440,469)	(38,145)	(148,918)	(1,814,193)	(181)	(2,364,136)
Units outstanding at end of year	6,654	5,815,874	73,309	121,848	9,553,398	10,372	7,488,560
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$40,156	$19,433,024	$237,025	$454,759	$13,594,211	$58,376	$47,322,022
Proceeds from sales	$1,543	$17,557,949	$490,148	$1,115,319	$30,021,488	$3,989	$27,778,406

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(1,229)	$(3,923,591)	$(12,464)	$(47,586)	$5,340	$(634,848)	$(5,528)
Net realized gain (loss) on investments in Funds	1,390	13,817,846	41,268	(16,824)	(4,121)	1,013,443	19,411
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,881	(158,611,106)	(1,289,809)	(3,930,864)	(11,451)	(20,882,209)	(425,586)
Net change in net assets
from operations	13,042	(148,716,851)	(1,261,005)	(3,995,274)	(10,232)	(20,503,614)	(411,703)

Contract transactions
Purchase payments	19,155	14,399,370	34,940	2,082,255	82,390	3,021,501	—
Surrenders and terminations	(6,960)	(16,637,300)	(17,015)	(2,324,016)	(4,759)	(1,644,529)	(11,151)
Transfers between Investment Divisions	236,022	(15,874,272)	64,221	(416,424)	155,489	117,070	79,377
Contract owner charges	(3,264)	(3,733,154)	(35,778)	(500,754)	(4,100)	(542,273)	(13,103)
Net change in net assets
from contract transactions	244,953	(21,845,356)	46,368	(1,158,939)	229,020	951,769	55,123

Net change in net assets	257,995	(170,562,207)	(1,214,637)	(5,154,213)	218,788	(19,551,845)	(356,580)

Net assets beginning of year	55,436	392,192,077	3,274,290	45,963,338	189,947	61,255,192	1,204,707

Net assets end of year	$313,431	$221,629,870	$2,059,653	$40,809,125	$408,735	$41,703,347	$848,127

Contract unit transactions
Units outstanding at beginning of year	4,550	3,348,922	19,218	2,674,973	7,811	2,879,953	53,980
Units issued	19,224	603,116	3,970	607,017	17,184	793,614	21,820
Units redeemed	(1,875)	(860,445)	(3,824)	(691,122)	(7,476)	(727,775)	(19,214)
Units outstanding at end of year	21,899	3,091,593	19,364	2,590,868	17,519	2,945,792	56,586
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$271,021	$52,957,109	$560,242	$10,280,010	$402,602	$12,958,188	$414,786
Proceeds from sales	$27,297	$78,726,056	$526,338	$11,486,535	$168,242	$12,641,267	$365,191

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$18,349	$5,908	$(1,000,222)	$(2,388)	$(406,042)	$(8,583)	$(2,203,105)
Net realized gain (loss) on investments in Funds	1,107,412	44,551	4,339,550	7,473	899,545	53,177	(1,180,936)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,504,622)	(94,351)	(17,252,318)	(75,554)	(5,454,829)	(293,002)	(22,213,145)
Net change in net assets
from operations	(1,378,861)	(43,892)	(13,912,990)	(70,469)	(4,961,326)	(248,408)	(25,597,186)

Contract transactions
Purchase payments	1,633,332	61,880	3,069,695	194,896	3,711,873	353,415	3,193,659
Surrenders and terminations	(683,308)	(12,115)	(4,441,266)	(1,081)	(1,558,920)	(109,395)	(13,485,411)
Transfers between Investment Divisions	8,370,031	18,749	1,762,561	236,647	(1,099,939)	164,698	(6,842,115)
Contract owner charges	(133,305)	(7,750)	(824,983)	(7,573)	(379,367)	(9,884)	(1,782,553)
Net change in net assets
from contract transactions	9,186,750	60,764	(433,993)	422,889	673,647	398,834	(18,916,420)

Net change in net assets	7,807,889	16,872	(14,346,983)	352,420	(4,287,679)	150,426	(44,513,606)

Net assets beginning of year	7,134,914	572,907	83,269,137	374,442	35,941,777	1,776,816	183,133,356

Net assets end of year	$14,942,803	$589,779	$68,922,154	$726,862	$31,654,098	$1,927,242	$138,619,750

Contract unit transactions
Units outstanding at beginning of year	572,216	44,882	1,465,502	4,559	1,373,582	71,745	8,312,004
Units issued	1,096,855	36,066	248,053	6,355	619,872	37,843	718,427
Units redeemed	(285,065)	(28,724)	(253,916)	(548)	(572,361)	(14,410)	(1,672,656)
Units outstanding at end of year	1,384,006	52,224	1,459,639	10,366	1,421,093	95,178	7,357,775
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$13,874,862	$472,663	$12,418,802	$463,433	$14,405,672	$675,813	$14,656,243
Proceeds from sales	$3,305,256	$353,108	$13,853,017	$42,932	$14,138,067	$285,562	$35,775,768

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(6,256)	$(128,547)	$(204)	$(1,706,507)	$(6,714)	$(1,071,240)	$(4,703)
Net realized gain (loss) on investments in Funds	(31,997)	(65,028)	(170)	3,989,356	16,260	(865,858)	(5,781)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(144,855)	(1,678,465)	(7,477)	(39,365,004)	(429,531)	(10,893,742)	(111,816)
Net change in net assets
from operations	(183,108)	(1,872,040)	(7,851)	(37,082,155)	(419,985)	(12,830,840)	(122,300)

Contract transactions
Purchase payments	160,864	323,290	—	8,849,341	92,363	2,893,417	22,634
Surrenders and terminations	(241,681)	(576,431)	—	(5,468,218)	(20,291)	(5,324,805)	(6,459)
Transfers between Investment Divisions	17,685	(150,655)	917	(7,493,645)	(356,681)	(1,541,405)	83,479
Contract owner charges	(7,205)	(106,704)	(517)	(1,517,322)	(14,203)	(820,875)	(4,889)
Net change in net assets
from contract transactions	(70,337)	(510,500)	400	(5,629,844)	(298,812)	(4,793,668)	94,765

Net change in net assets	(253,445)	(2,382,540)	(7,451)	(42,711,999)	(718,797)	(17,624,508)	(27,535)

Net assets beginning of year	1,411,828	11,564,087	51,935	150,268,157	1,822,297	92,245,865	873,262

Net assets end of year	$1,158,383	$9,181,547	$44,484	$107,556,158	$1,103,500	$74,621,357	$845,727

Contract unit transactions
Units outstanding at beginning of year	47,357	984,621	5,128	5,657,506	66,326	8,128,757	72,886
Units issued	15,447	157,818	144	1,050,067	15,420	1,208,884	19,746
Units redeemed	(18,653)	(210,184)	(104)	(1,324,986)	(28,512)	(1,679,539)	(11,050)
Units outstanding at end of year	44,151	932,255	5,168	5,382,587	53,234	7,658,102	81,582
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$429,521	$1,674,346	$1,520	$24,021,127	$368,072	$12,607,174	$222,034
Proceeds from sales	$506,114	$2,313,393	$1,324	$31,357,478	$673,598	$18,472,082	$131,972

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(805,690)	$(760)	$(841,018)	$(611)	$(1,965,673)	$(2,593)	$(6,070,318)
Net realized gain (loss) on investments in Funds	(512,601)	(5,847)	1,823,295	(2,205)	5,208,681	1,499	32,106,142
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,075,941)	(10,171)	(4,326,273)	(2,798)	(11,816,470)	(26,592)	(87,687,859)
Net change in net assets
from operations	(9,394,232)	(16,778)	(3,343,996)	(5,614)	(8,573,462)	(27,686)	(61,652,035)

Contract transactions
Purchase payments	2,110,252	—	2,462,812	66,821	7,085,390	—	10,582,853
Surrenders and terminations	(3,549,757)	(12,112)	(3,983,750)	(1,471)	(11,492,563)	(709)	(30,741,194)
Transfers between Investment Divisions	(5,750,943)	117,840	(22,316)	145,709	2,962,199	291,526	(17,353,940)
Contract owner charges	(684,839)	(2,317)	(684,431)	(1,720)	(1,449,586)	(2,917)	(4,855,064)
Net change in net assets
from contract transactions	(7,875,287)	103,411	(2,227,685)	209,339	(2,894,560)	287,900	(42,367,345)

Net change in net assets	(17,269,519)	86,633	(5,571,681)	203,725	(11,468,022)	260,214	(104,019,380)

Net assets beginning of year	67,448,198	67,709	63,374,133	30,428	142,949,342	249,616	514,277,418

Net assets end of year	$50,178,679	$154,342	$57,802,452	$234,153	$131,481,320	$509,830	$410,258,038

Contract unit transactions
Units outstanding at beginning of year	2,392,404	1,788	3,442,283	1,427	7,509,194	10,733	14,091,524
Units issued	301,278	5,314	649,542	12,801	1,614,856	13,420	1,238,531
Units redeemed	(606,632)	(2,872)	(771,193)	(2,721)	(1,798,204)	(546)	(2,535,101)
Units outstanding at end of year	2,087,050	4,230	3,320,632	11,507	7,325,846	23,607	12,794,954
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,726,213	$201,823	$11,499,004	$263,076	$29,879,021	$300,436	$41,131,892
Proceeds from sales	$16,407,190	$99,172	$14,567,707	$54,348	$34,739,254	$15,129	$89,569,555

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(5,588)	$(2,388,204)	$(6,370)	$(1,128,695)	$—	$(5,123,725)	$(3,265)
Net realized gain (loss) on investments in Funds	35,258	7,682,087	31,906	2,297,994	—	22,696,956	(472)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(187,078)	(51,359,589)	(345,546)	(15,030,100)	—	(112,269,386)	(174,486)
Net change in net assets
from operations	(157,408)	(46,065,706)	(320,010)	(13,860,801)	—	(94,696,155)	(178,223)

Contract transactions
Purchase payments	47,460	4,045,386	25,000	1,295,218	—	6,283,598	—
Surrenders and terminations	—	(10,423,255)	(41,171)	(8,603,627)	—	(24,120,409)	—
Transfers between Investment Divisions	(109,169)	(2,487,349)	(56,694)	(1,226,950)	—	(11,101,483)	132,456
Contract owner charges	(19,081)	(2,114,453)	(20,744)	(1,085,107)	—	(4,693,865)	(11,818)
Net change in net assets
from contract transactions	(80,790)	(10,979,671)	(93,609)	(9,620,466)	—	(33,632,159)	120,638

Net change in net assets	(238,198)	(57,045,377)	(413,619)	(23,481,267)	—	(128,328,314)	(57,585)

Net assets beginning of year	1,408,875	200,139,517	1,461,760	90,845,038	—	433,511,981	781,611

Net assets end of year	$1,170,677	$143,094,140	$1,048,141	$67,363,771	$—	$305,183,667	$724,026

Contract unit transactions
Units outstanding at beginning of year	41,859	5,051,445	33,335	5,500,777	—	11,564,932	26,235
Units issued	5,708	371,021	3,325	523,853	—	843,746	5,107
Units redeemed	(8,620)	(708,673)	(5,224)	(1,175,877)	—	(1,922,566)	(477)
Units outstanding at end of year	38,947	4,713,793	31,436	4,848,753	—	10,486,112	30,865
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$180,963	$12,475,099	$101,852	$7,796,738	$—	$26,899,724	$132,457
Proceeds from sales	$267,341	$25,842,974	$201,831	$18,545,899	$—	$65,655,608	$15,084

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(2,865,394)	$(243)	$(5,077,075)	$(2,005)	$(268,420)	$(1,731)	$(215,624)
Net realized gain (loss) on investments in Funds	9,308,730	(157)	20,073,356	(119,338)	(855,429)	(5,795)	1,424,343
Net change in unrealized appreciation
(depreciation) on investments in Funds	(46,804,675)	(9,894)	(98,111,044)	(57,847)	(3,739,444)	(86,293)	(6,280,306)
Net change in net assets
from operations	(40,361,339)	(10,294)	(83,114,763)	(179,190)	(4,863,293)	(93,819)	(5,071,587)

Contract transactions
Purchase payments	2,813,586	—	4,307,899	—	1,801,506	57,071	1,215,991
Surrenders and terminations	(18,854,459)	—	(32,290,868)	—	(659,148)	(7,947)	(1,478,311)
Transfers between Investment Divisions	(4,177,363)	605	(1,168,591)	(855,790)	8,166,484	59,445	(7,660,768)
Contract owner charges	(2,619,414)	(1,035)	(4,520,977)	(6,440)	(241,328)	(6,405)	(218,524)
Net change in net assets
from contract transactions	(22,837,650)	(430)	(33,672,537)	(862,230)	9,067,514	102,164	(8,141,612)

Net change in net assets	(63,198,989)	(10,724)	(116,787,300)	(1,041,420)	4,204,221	8,345	(13,213,199)

Net assets beginning of year	235,899,630	61,984	422,084,032	1,147,284	18,140,602	425,490	36,383,751

Net assets end of year	$172,700,641	$51,260	$305,296,732	$105,864	$22,344,823	$433,835	$23,170,552

Contract unit transactions
Units outstanding at beginning of year	11,235,772	3,039	13,769,979	28,870	1,365,278	30,412	2,459,970
Units issued	760,625	33	1,078,070	40,044	1,521,417	21,443	359,776
Units redeemed	(2,001,383)	(58)	(2,379,957)	(64,668)	(702,982)	(12,111)	(935,835)
Units outstanding at end of year	9,995,014	3,014	12,468,092	4,246	2,183,713	39,744	1,883,911
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$13,773,744	$605	$28,727,529	$940,646	$17,003,571	$249,502	$5,244,184
Proceeds from sales	$39,476,788	$1,278	$67,477,141	$1,804,881	$8,204,477	$149,069	$13,217,371

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$1,343	$(29,337)	$1,533	$(307,085)	$(597)	$(1,514,667)	$(1,947)
Net realized gain (loss) on investments in Funds	7,147	665,062	33,918	580,963	(58,216)	4,411,441	(14,839)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(51,624)	(3,846,540)	(97,414)	(945,496)	(1,413)	(50,445,511)	(164,555)
Net change in net assets
from operations	(43,134)	(3,210,815)	(61,963)	(671,618)	(60,226)	(47,548,737)	(181,341)

Contract transactions
Purchase payments	56,029	1,268,604	38,500	4,301,413	1,500	1,677,581	15,161
Surrenders and terminations	—	(319,353)	(654)	(1,059,604)	—	(6,892,689)	—
Transfers between Investment Divisions	(4,694)	709,927	10,842	11,530,142	87,806	(6,948,513)	(137,301)
Contract owner charges	(1,885)	(119,463)	(3,380)	(257,004)	(337)	(1,369,619)	(5,467)
Net change in net assets
from contract transactions	49,450	1,539,715	45,308	14,514,947	88,969	(13,533,240)	(127,607)

Net change in net assets	6,316	(1,671,100)	(16,655)	13,843,329	28,743	(61,081,977)	(308,948)

Net assets beginning of year	310,278	9,117,857	195,955	15,193,785	7,390	146,680,068	587,797

Net assets end of year	$316,594	$7,446,757	$179,300	$29,037,114	$36,133	$85,598,091	$278,849

Contract unit transactions
Units outstanding at beginning of year	20,030	588,791	12,108	1,134,548	525	3,663,597	11,187
Units issued	7,829	652,031	7,438	1,837,467	42,341	402,580	1,080
Units redeemed	(3,469)	(584,461)	(4,579)	(725,465)	(40,234)	(860,229)	(4,454)
Units outstanding at end of year	24,390	656,361	14,967	2,246,550	2,632	3,205,948	7,813
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$107,161	$10,578,840	$139,398	$23,797,443	$600,153	$12,064,489	$40,938
Proceeds from sales	$51,173	$7,720,353	$65,485	$9,589,581	$511,781	$27,112,396	$170,492

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(1,978,452)	$(4,635)	$(824,045)	$(339)	$(486,501)	$930	$(2,620,793)
Net realized gain (loss) on investments in Funds	4,563,220	(12,750)	1,362,293	121	434,388	1,137	6,810,837
Net change in unrealized appreciation
(depreciation) on investments in Funds	(76,671,770)	(450,086)	(14,360,682)	(9,848)	(5,040,772)	(27,050)	(74,809,761)
Net change in net assets
from operations	(74,087,002)	(467,471)	(13,822,434)	(10,066)	(5,092,885)	(24,983)	(70,619,717)

Contract transactions
Purchase payments	6,619,013	58,331	572,909	68,511	7,353,462	110,864	11,676,114
Surrenders and terminations	(8,167,226)	(4,688)	(4,874,285)	—	(2,326,200)	(4,117)	(10,373,756)
Transfers between Investment Divisions	(5,020,824)	1,008	(742,088)	—	10,590,214	35,421	(4,773,718)
Contract owner charges	(1,845,709)	(16,469)	(756,038)	(865)	(481,090)	(5,615)	(2,246,586)
Net change in net assets
from contract transactions	(8,414,746)	38,182	(5,799,502)	67,646	15,136,386	136,553	(5,717,946)

Net change in net assets	(82,501,748)	(429,289)	(19,621,936)	57,580	10,043,501	111,570	(76,337,663)

Net assets beginning of year	208,552,668	1,286,343	70,062,988	54,281	50,996,991	370,861	253,742,197

Net assets end of year	$126,050,920	$857,054	$50,441,052	$111,861	$61,040,492	$482,431	$177,404,534

Contract unit transactions
Units outstanding at beginning of year	3,445,499	16,304	4,928,404	3,456	3,832,514	26,879	2,366,766
Units issued	699,753	7,364	323,348	5,416	2,307,130	13,546	420,445
Units redeemed	(877,445)	(7,025)	(805,037)	(66)	(1,071,911)	(2,295)	(483,175)
Units outstanding at end of year	3,267,807	16,643	4,446,715	8,806	5,067,733	38,130	2,304,036
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$30,711,621	$446,862	$3,910,933	$68,511	$28,391,010	$168,381	$35,686,294
Proceeds from sales	$41,104,819	$413,315	$10,534,480	$1,204	$13,741,125	$30,898	$44,025,033

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(9,866)	$(944,603)	$(6,287)	$(1,271,236)	$(4,477)	$103,158	$762
Net realized gain (loss) on investments in Funds	19,207	(1,688,340)	(16,090)	4,325,030	9,970	201,326	(2,997)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(661,682)	(7,468,285)	(152,179)	(7,176,059)	(27,291)	(1,754,804)	(8,008)
Net change in net assets
from operations	(652,341)	(10,101,228)	(174,556)	(4,122,265)	(21,798)	(1,450,320)	(10,243)

Contract transactions
Purchase payments	230,723	5,237,627	126,200	6,095,121	66,487	694,263	12,500
Surrenders and terminations	(9,505)	(7,645,841)	(108,645)	(7,055,276)	(8,219)	(374,695)	—
Transfers between Investment Divisions	96,160	(4,713,810)	87,799	(2,856,904)	97,151	811,224	(13,002)
Contract owner charges	(25,568)	(676,811)	(2,389)	(1,178,428)	(9,941)	(44,371)	(301)
Net change in net assets
from contract transactions	291,810	(7,798,835)	102,965	(4,995,487)	145,478	1,086,421	(803)

Net change in net assets	(360,531)	(17,900,063)	(71,591)	(9,117,752)	123,680	(363,899)	(11,046)

Net assets beginning of year	2,376,376	81,614,836	1,416,740	96,691,555	651,997	7,599,428	45,523

Net assets end of year	$2,015,845	$63,714,773	$1,345,149	$87,573,803	$775,677	$7,235,529	$34,477

Contract unit transactions
Units outstanding at beginning of year	15,777	3,650,860	45,774	5,380,161	30,324	437,855	2,469
Units issued	6,050	936,170	12,167	1,259,276	17,873	176,487	907
Units redeemed	(3,573)	(1,306,798)	(8,129)	(1,548,080)	(10,786)	(103,344)	(1,067)
Units outstanding at end of year	18,254	3,280,232	49,812	5,091,357	37,411	510,998	2,309
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$734,234	$19,194,185	$325,207	$21,529,144	$371,217	$3,003,179	$15,249
Proceeds from sales	$452,290	$27,937,623	$228,529	$27,795,867	$230,216	$1,594,619	$14,238

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(350,844)	$(412)	$(94,571)	$1,500	$(1,248,135)	$(4,854)	$(252,582)
Net realized gain (loss) on investments in Funds	320,460	(3,825)	(210,583)	(286)	(1,912,128)	(12,852)	(915,708)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,341,228)	(18,640)	(595,899)	(13,405)	(12,285,660)	(133,763)	(9,632,818)
Net change in net assets
from operations	(8,371,612)	(22,877)	(901,053)	(12,191)	(15,445,923)	(151,469)	(10,801,108)

Contract transactions
Purchase payments	434,741	—	2,350,102	204,202	4,465,289	55,318	2,051,649
Surrenders and terminations	(1,584,735)	—	(1,297,417)	(8,064)	(5,547,687)	(39,203)	(889,493)
Transfers between Investment Divisions	621,787	(2,185)	1,627,229	(13,019)	(5,533,888)	(46,024)	(417,774)
Contract owner charges	(330,900)	(103)	(113,788)	(1,619)	(853,047)	(2,974)	(209,018)
Net change in net assets
from contract transactions	(859,107)	(2,288)	2,566,126	181,500	(7,469,333)	(32,883)	535,364

Net change in net assets	(9,230,719)	(25,165)	1,665,073	169,309	(22,915,256)	(184,352)	(10,265,744)

Net assets beginning of year	30,786,938	83,353	14,362,213	246,663	106,431,421	1,134,914	24,809,920

Net assets end of year	$21,556,219	$58,188	$16,027,286	$415,972	$83,516,165	$950,562	$14,544,176

Contract unit transactions
Units outstanding at beginning of year	1,965,113	5,122	1,398,699	23,635	6,879,009	57,329	1,522,052
Units issued	269,638	942	953,184	27,160	1,069,374	8,919	774,680
Units redeemed	(341,758)	(1,204)	(689,951)	(8,842)	(1,625,682)	(10,749)	(758,712)
Units outstanding at end of year	1,892,993	4,860	1,661,932	41,953	6,322,701	55,499	1,538,020
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,402,552	$12,830	$9,439,491	$275,984	$14,891,498	$165,829	$9,111,382
Proceeds from sales	$4,612,503	$15,530	$6,952,191	$92,579	$23,608,966	$203,566	$8,828,600

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(616)	$(1,459,893)	$(1,950)	$(309,969)	$(1,056)	$(896,747)	$(4,620)
Net realized gain (loss) on investments in Funds	(1,572)	8,907,210	42,695	643,095	(24,898)	3,268,656	22,791
Net change in unrealized appreciation
(depreciation) on investments in Funds	(67,082)	(59,442,225)	(210,243)	(1,399,016)	(2,753)	(8,994,069)	(105,672)
Net change in net assets
from operations	(69,270)	(51,994,908)	(169,498)	(1,065,890)	(28,707)	(6,622,160)	(87,501)

Contract transactions
Purchase payments	—	3,948,968	18,500	2,742,644	82,406	4,570,191	—
Surrenders and terminations	(177)	(6,064,390)	(2,339)	(790,057)	(5,898)	(3,263,468)	—
Transfers between Investment Divisions	15,467	(11,207,241)	(396,711)	11,469,605	132,224	1,362,657	(48,944)
Contract owner charges	(1,505)	(1,069,890)	(3,591)	(261,938)	(1,393)	(827,841)	(11,684)
Net change in net assets
from contract transactions	13,785	(14,392,553)	(384,141)	13,160,254	207,339	1,841,539	(60,628)

Net change in net assets	(55,485)	(66,387,461)	(553,639)	12,094,364	178,632	(4,780,621)	(148,129)

Net assets beginning of year	153,779	148,281,629	754,881	15,554,677	41,633	73,696,622	1,078,720

Net assets end of year	$98,294	$81,894,168	$201,242	$27,649,041	$220,265	$68,916,001	$930,591

Contract unit transactions
Units outstanding at beginning of year	7,058	2,358,962	9,138	1,054,423	4,099	2,329,517	26,275
Units issued	1,513	417,638	316	1,625,436	34,273	913,420	5,760
Units redeemed	(938)	(715,268)	(5,720)	(712,806)	(22,281)	(851,898)	(7,781)
Units outstanding at end of year	7,633	2,061,332	3,734	1,967,053	16,091	2,391,039	24,254
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$31,769	$21,058,003	$21,876	$22,894,932	$519,072	$26,592,901	$226,931
Proceeds from sales	$18,600	$36,910,449	$407,967	$10,044,647	$312,789	$25,648,109	$292,179

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(970,770)	$(3,150)	$(2,359,358)	$(2,771)	$(1,720,178)	$(2,018)	$(4,605,915)
Net realized gain (loss) on investments in Funds	(61,330)	(30,468)	18,439,654	139,557	6,603,677	9,776	23,283,360
Net change in unrealized appreciation
(depreciation) on investments in Funds	(15,527,308)	(111,971)	48,532,235	127,525	(26,333,075)	(68,778)	(46,868,003)
Net change in net assets
from operations	(16,559,408)	(145,589)	64,612,531	264,311	(21,449,576)	(61,020)	(28,190,558)

Contract transactions
Purchase payments	3,201,264	50,056	12,218,678	370,116	7,365,158	28,155	14,977,046
Surrenders and terminations	(3,663,572)	(120,203)	(10,132,520)	(24,998)	(8,072,858)	(5,897)	(19,468,681)
Transfers between Investment Divisions	(1,523,382)	(23,581)	27,453,556	(176,930)	(1,585,823)	(9,015)	(21,884,941)
Contract owner charges	(886,835)	(6,771)	(2,059,911)	(7,744)	(1,498,463)	(6,136)	(3,713,363)
Net change in net assets
from contract transactions	(2,872,525)	(100,499)	27,479,803	160,444	(3,791,986)	7,107	(30,089,939)

Net change in net assets	(19,431,933)	(246,088)	92,092,334	424,755	(25,241,562)	(53,913)	(58,280,497)

Net assets beginning of year	83,650,646	781,089	102,806,413	374,824	139,412,761	486,619	380,106,683

Net assets end of year	$64,218,713	$535,001	$194,898,747	$799,579	$114,171,199	$432,706	$321,826,186

Contract unit transactions
Units outstanding at beginning of year	6,855,017	55,936	3,733,458	9,793	6,146,679	15,866	7,200,645
Units issued	1,432,876	12,433	2,560,545	10,947	2,021,240	7,007	1,084,103
Units redeemed	(1,701,282)	(21,343)	(1,863,244)	(7,526)	(2,300,462)	(6,451)	(1,723,588)
Units outstanding at end of year	6,586,611	47,026	4,430,759	13,214	5,867,457	16,422	6,561,160
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$15,679,584	$152,169	$97,755,835	$590,364	$43,408,051	$201,043	$52,754,510
Proceeds from sales	$19,522,879	$255,818	$72,635,390	$432,691	$48,920,215	$195,954	$87,450,364

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(4,408)	$(155,249)	$(559)	$(5,633,798)	$(6,103)	$(2,023,199)	$1,052
Net realized gain (loss) on investments in Funds	39,637	540,438	1,035	42,346,528	50,382	1,582,578	34,080
Net change in unrealized appreciation
(depreciation) on investments in Funds	(77,547)	(1,960,879)	(9,481)	(208,638,614)	(559,770)	(31,237,143)	(418,055)
Net change in net assets
from operations	(42,318)	(1,575,690)	(9,005)	(171,925,884)	(515,491)	(31,677,764)	(382,923)

Contract transactions
Purchase payments	101,655	1,078,114	10,500	19,278,210	87,921	5,638,333	160,748
Surrenders and terminations	(4,811)	(579,779)	(2,411)	(21,086,167)	(10,573)	(10,633,017)	(9,318)
Transfers between Investment Divisions	228,658	(4,820,534)	124,211	(33,404,545)	(163,312)	4,084,495	(232,862)
Contract owner charges	(12,220)	(144,556)	(2,235)	(4,496,553)	(14,961)	(2,072,355)	(36,411)
Net change in net assets
from contract transactions	313,282	(4,466,755)	130,065	(39,709,055)	(100,925)	(2,982,544)	(117,843)

Net change in net assets	270,964	(6,042,445)	121,060	(211,634,939)	(616,416)	(34,660,308)	(500,766)

Net assets beginning of year	805,065	17,693,635	66,241	539,416,215	1,718,543	204,349,018	2,859,961

Net assets end of year	$1,076,029	$11,651,190	$187,301	$327,781,276	$1,102,127	$169,688,710	$2,359,195

Contract unit transactions
Units outstanding at beginning of year	11,393	1,149,916	4,087	11,724,930	26,839	8,435,715	91,115
Units issued	9,569	362,785	10,116	2,104,011	7,320	1,538,775	22,141
Units redeemed	(4,885)	(672,134)	(1,562)	(3,190,768)	(8,825)	(1,691,956)	(26,274)
Units outstanding at end of year	16,077	840,567	12,641	10,638,173	25,334	8,282,534	86,982
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$622,427	$5,008,740	$152,895	$76,689,872	$361,375	$36,709,504	$679,999
Proceeds from sales	$313,553	$9,630,744	$23,389	$122,032,725	$468,403	$37,561,512	$741,999

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(168,135)	$(832)	$(5,058,394)	$(15,741)	$(259,847)	$(2,275)	$(3,511,168)
Net realized gain (loss) on investments in Funds	93,494	4,971	20,233,200	43,739	556,267	42,856	11,893,026
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,969,217)	(17,107)	(174,735,079)	(1,324,890)	(6,630,420)	(207,159)	(51,955,178)
Net change in net assets
from operations	(2,043,858)	(12,968)	(159,560,273)	(1,296,892)	(6,334,000)	(166,578)	(43,573,320)

Contract transactions
Purchase payments	1,145,505	72,500	26,838,022	437,151	1,597,368	80,182	11,138,674
Surrenders and terminations	(422,972)	(4,825)	(16,220,674)	(173,061)	(774,465)	(2,669)	(15,008,518)
Transfers between Investment Divisions	518,219	74,612	(8,637,812)	(54,423)	(1,942,774)	(486,524)	(7,136,878)
Contract owner charges	(155,791)	(2,190)	(4,614,984)	(36,531)	(204,453)	(6,850)	(2,797,033)
Net change in net assets
from contract transactions	1,084,961	140,097	(2,635,448)	173,136	(1,324,324)	(415,861)	(13,803,755)

Net change in net assets	(958,897)	127,129	(162,195,721)	(1,123,756)	(7,658,324)	(582,439)	(57,377,075)

Net assets beginning of year	12,910,739	117,694	473,531,460	3,978,133	23,555,713	962,734	296,203,400

Net assets end of year	$11,951,842	$244,823	$311,335,739	$2,854,377	$15,897,389	$380,295	$238,826,325

Contract unit transactions
Units outstanding at beginning of year	840,317	7,297	6,415,149	49,116	1,536,722	60,343	5,834,656
Units issued	626,398	15,433	1,681,992	22,024	556,554	15,078	794,406
Units redeemed	(572,089)	(5,547)	(1,722,954)	(17,036)	(672,819)	(42,786)	(1,109,332)
Units outstanding at end of year	894,626	17,183	6,374,187	54,104	1,420,457	32,635	5,519,730
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,850,972	$226,555	$97,956,017	$1,351,482	$7,333,143	$209,137	$35,570,635
Proceeds from sales	$7,934,146	$87,290	$105,649,859	$1,194,087	$8,917,314	$627,273	$52,885,558

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(14,352)	$(13,451,010)	$(2,667,686)	$(10,919)	$(6,147,158)	$(8,676)	$(388,569)
Net realized gain (loss) on investments in Funds	78,916	54,855,344	9,273,306	63,443	1,089,850	(1,189)	948,659
Net change in unrealized appreciation
(depreciation) on investments in Funds	(578,783)	(264,155,349)	(46,135,615)	(457,765)	(103,764,205)	(391,787)	(1,170,588)
Net change in net assets
from operations	(514,219)	(222,751,015)	(39,529,995)	(405,241)	(108,821,513)	(401,652)	(610,498)

Contract transactions
Purchase payments	232,107	74,611,003	8,933,957	193,235	8,496,753	226,749	4,033,877
Surrenders and terminations	(120,733)	(63,436,856)	(11,839,178)	(10,598)	(26,843,209)	(33,680)	(1,483,436)
Transfers between Investment Divisions	(862,645)	2,478,996	(8,736,714)	(120,814)	(23,114,728)	(12,779)	14,163,991
Contract owner charges	(27,449)	(11,191,327)	(2,183,076)	(30,137)	(5,370,393)	(20,085)	(305,636)
Net change in net assets
from contract transactions	(778,720)	2,461,816	(13,825,011)	31,686	(46,831,577)	160,205	16,408,796

Net change in net assets	(1,292,939)	(220,289,199)	(53,355,006)	(373,555)	(155,653,090)	(241,447)	15,798,298

Net assets beginning of year	3,725,864	1,125,569,621	228,895,745	2,472,663	538,083,288	1,981,582	19,702,053

Net assets end of year	$2,432,925	$905,280,422	$175,540,739	$2,099,108	$382,430,198	$1,740,135	$35,500,351

Contract unit transactions
Units outstanding at beginning of year	58,496	26,960,330	5,199,916	43,088	28,864,873	100,851	994,976
Units issued	10,218	5,893,321	935,615	10,125	2,540,319	39,237	1,602,320
Units redeemed	(25,298)	(5,868,476)	(1,280,765)	(9,259)	(5,409,440)	(29,288)	(788,442)
Units outstanding at end of year	43,416	26,985,175	4,854,766	43,954	25,995,752	110,800	1,808,854
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$613,980	$213,204,017	$35,921,294	$514,086	$40,066,540	$670,168	$31,466,734
Proceeds from sales	$1,407,052	$224,193,211	$52,413,991	$493,319	$93,045,275	$518,639	$15,446,507

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(1,074)	$(159,462)	$(2,494)	$(2,165,944)	$(4,017)	$(2,744)	$(316,354)
Net realized gain (loss) on investments in Funds	1,904	318,643	(27,023)	9,663,931	19,779	(9,920)	579,634
Net change in unrealized appreciation
(depreciation) on investments in Funds	662	(2,928,862)	(89,489)	(25,029,880)	(81,320)	(134,522)	(5,904,066)
Net change in net assets
from operations	1,492	(2,769,681)	(119,006)	(17,531,893)	(65,558)	(147,186)	(5,640,786)

Contract transactions
Purchase payments	172,972	2,480,037	1,500	7,079,018	274,329	40,096	3,367,256
Surrenders and terminations	(4,008)	(454,654)	(211,810)	(9,356,101)	(16,580)	(855)	(853,051)
Transfers between Investment Divisions	79,799	334,607	7,559	(5,260,284)	22,387	29,282	(685,836)
Contract owner charges	(1,239)	(102,067)	(2,236)	(1,896,525)	(10,506)	(38)	(270,063)
Net change in net assets
from contract transactions	247,524	2,257,923	(204,987)	(9,433,892)	269,630	68,485	1,558,306

Net change in net assets	249,016	(511,758)	(323,993)	(26,965,785)	204,072	(78,701)	(4,082,480)

Net assets beginning of year	125,282	13,762,746	667,084	168,543,006	703,473	390,218	21,346,361

Net assets end of year	$374,298	$13,250,988	$343,091	$141,577,221	$907,545	$311,517	$17,263,881

Contract unit transactions
Units outstanding at beginning of year	6,353	395,928	14,847	4,959,615	16,478	32,521	1,022,751
Units issued	12,387	239,637	3,143	967,255	11,423	10,575	726,595
Units redeemed	(820)	(172,149)	(8,861)	(1,281,475)	(4,597)	(3,130)	(701,810)
Units outstanding at end of year	17,920	463,416	9,129	4,645,395	23,304	39,966	1,047,536
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$264,573	$7,261,762	$126,244	$30,694,632	$449,799	$94,195	$13,853,196
Proceeds from sales	$18,123	$5,163,301	$333,725	$42,294,468	$184,186	$28,454	$12,611,244

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A(a)	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(3,512)	$195	$2,681	$(32,531)	$(5,233)	$(628,786)	$(1,289)
Net realized gain (loss) on investments in Funds	7,528	3,864,755	46,897	199,313	(35,565)	(59,570)	1,688
Net change in unrealized appreciation
(depreciation) on investments in Funds	(169,496)	(7,111,320)	(63,321)	207,631	(9,912)	(5,690,294)	(28,755)
Net change in net assets
from operations	(165,480)	(3,246,370)	(13,743)	374,413	(50,710)	(6,378,650)	(28,356)

Contract transactions
Purchase payments	60,000	2,272,247	128,627	773,057	9,474	7,126,680	70,674
Surrenders and terminations	—	(918,654)	(3,045)	(326,305)	(181,680)	(2,827,802)	(1,492)
Transfers between Investment Divisions	49,093	652,305	(2,550)	1,146,862	937,332	(2,998,134)	25,416
Contract owner charges	(11,218)	(226,956)	(1,457)	(321)	(142)	(458,300)	(3,879)
Net change in net assets
from contract transactions	97,875	1,778,942	121,575	1,593,293	764,984	842,444	90,719

Net change in net assets	(67,605)	(1,467,428)	107,832	1,967,706	714,274	(5,536,206)	62,363

Net assets beginning of year	796,477	20,819,133	115,948	2,113,163	—	50,928,530	256,954

Net assets end of year	$728,872	$19,351,705	$223,780	$4,080,869	$714,274	$45,392,324	$319,317

Contract unit transactions
Units outstanding at beginning of year	36,108	1,230,798	6,618	261,131	—	4,016,404	17,899
Units issued	7,706	579,375	11,547	280,682	124,442	1,039,811	9,749
Units redeemed	(2,484)	(463,925)	(3,346)	(120,527)	(46,967)	(1,013,086)	(2,826)
Units outstanding at end of year	41,330	1,346,248	14,819	421,286	77,475	4,043,129	24,822
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$148,824	$13,065,276	$226,245	$2,749,825	$1,176,171	$12,565,691	$129,336
Proceeds from sales	$54,461	$7,333,590	$56,756	$1,189,063	$416,420	$12,352,033	$39,906

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(767,344)	$(6,262)	$(615,455)	$(4,857)	$(537,286)	$(2,809)	$(1,274,375)
Net realized gain (loss) on investments in Funds	3,206,669	10,076	(118,157)	(745)	(1,039,810)	(15,504)	1,114,468
Net change in unrealized appreciation
(depreciation) on investments in Funds	(374,854)	(30,606)	(4,190,625)	(58,456)	(6,825,464)	(71,528)	(13,066,276)
Net change in net assets
from operations	2,064,471	(26,792)	(4,924,237)	(64,058)	(8,402,560)	(89,841)	(13,226,183)

Contract transactions
Purchase payments	9,337,135	187,800	2,925,752	101,534	1,767,218	75,000	7,856,776
Surrenders and terminations	(2,913,910)	(204,056)	(3,196,420)	(14,739)	(1,940,105)	(11,138)	(7,462,194)
Transfers between Investment Divisions	40,070,112	1,148,249	(1,700,923)	194,382	(3,652,185)	(19,403)	(16,861,088)
Contract owner charges	(594,209)	(4,824)	(411,026)	(9,043)	(375,375)	(6,012)	(1,004,899)
Net change in net assets
from contract transactions	45,899,128	1,127,169	(2,382,617)	272,134	(4,200,447)	38,447	(17,471,405)

Net change in net assets	47,963,599	1,100,377	(7,306,854)	208,076	(12,603,007)	(51,394)	(30,697,588)

Net assets beginning of year	36,776,728	814,802	52,971,482	815,103	48,680,066	484,668	113,158,364

Net assets end of year	$84,740,327	$1,915,179	$45,664,628	$1,023,179	$36,077,059	$433,274	$82,460,776

Contract unit transactions
Units outstanding at beginning of year	1,187,073	25,206	4,823,808	71,033	3,609,318	33,135	6,941,476
Units issued	2,572,327	67,829	1,009,648	40,899	607,767	26,526	1,681,768
Units redeemed	(1,073,283)	(32,806)	(1,249,329)	(14,868)	(966,327)	(23,806)	(2,808,669)
Units outstanding at end of year	2,686,117	60,229	4,584,127	97,064	3,250,758	35,855	5,814,575
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$78,215,851	$2,182,727	$10,347,547	$435,165	$7,223,101	$365,398	$25,896,753
Proceeds from sales	$33,084,067	$1,061,820	$13,345,619	$167,888	$11,960,834	$329,760	$44,642,533

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(3,791)	$(1,315,374)	$(17,828)	$(1,265,359)	$(2,624)	$(639,406)	$(1,391)
Net realized gain (loss) on investments in Funds	(5,775)	236,172	(7,903)	868,210	(3,640)	(801,732)	(621)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(89,042)	(5,087,353)	(197,043)	(13,307,606)	(61,140)	(7,129,126)	(35,113)
Net change in net assets
from operations	(98,608)	(6,166,555)	(222,774)	(13,704,755)	(67,404)	(8,570,264)	(37,125)

Contract transactions
Purchase payments	389,327	5,582,635	91,310	4,084,180	128,962	2,728,684	167,400
Surrenders and terminations	(19,325)	(7,387,123)	(137,502)	(7,031,743)	(93,924)	(3,169,300)	(4,472)
Transfers between Investment Divisions	(131,061)	2,420,967	4,166,185	(10,739,572)	15,808	(4,233,167)	29,697
Contract owner charges	(8,109)	(922,424)	(54,398)	(902,713)	(2,913)	(473,803)	(3,398)
Net change in net assets
from contract transactions	230,832	(305,945)	4,065,595	(14,589,848)	47,933	(5,147,586)	189,227

Net change in net assets	132,224	(6,472,500)	3,842,821	(28,294,603)	(19,471)	(13,717,850)	152,102

Net assets beginning of year	702,232	95,206,915	209,727	112,040,005	525,831	59,537,566	213,460

Net assets end of year	$834,456	$88,734,415	$4,052,548	$83,745,402	$506,360	$45,819,716	$365,562

Contract unit transactions
Units outstanding at beginning of year	35,835	7,854,490	17,711	4,448,467	15,337	3,158,488	14,230
Units issued	26,293	2,781,148	366,318	526,905	8,709	599,715	15,229
Units redeemed	(14,145)	(2,861,718)	(21,759)	(1,168,969)	(7,507)	(895,031)	(650)
Units outstanding at end of year	47,983	7,773,920	362,270	3,806,403	16,539	2,863,172	28,809
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$488,330	$32,969,582	$4,317,674	$12,346,583	$276,887	$10,070,961	$197,207
Proceeds from sales	$261,289	$34,590,901	$269,907	$28,201,790	$231,578	$15,857,953	$9,371

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(345,779)	$(1,197)	$(2,792,965)	$(578)	$(348,934)	$(199)	$(8,737,693)
Net realized gain (loss) on investments in Funds	60,000	(624)	11,894,393	116	435,413	(15)	20,685,148
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,051,390)	(31,393)	(28,747,772)	(8,458)	(6,793,283)	(4,867)	(108,041,352)
Net change in net assets
from operations	(4,337,169)	(33,214)	(19,646,344)	(8,920)	(6,706,804)	(5,081)	(96,093,897)

Contract transactions
Purchase payments	1,628,841	112,158	1,383,952	60,000	2,835,157	—	72,964,596
Surrenders and terminations	(1,579,373)	(4,172)	(17,586,624)	—	(2,685,817)	(105)	(33,219,851)
Transfers between Investment Divisions	(295,616)	129,451	(8,649,798)	20,591	18,453	79,229	20,492,047
Contract owner charges	(286,791)	(3,763)	(1,533,859)	(593)	(107,576)	(24)	(6,782,172)
Net change in net assets
from contract transactions	(532,939)	233,674	(26,386,329)	79,998	60,217	79,100	53,454,620

Net change in net assets	(4,870,108)	200,460	(46,032,673)	71,078	(6,646,587)	74,019	(42,639,277)

Net assets beginning of year	27,961,154	141,508	212,705,948	63,516	34,781,998	6,403	709,599,564

Net assets end of year	$23,091,046	$341,968	$166,673,275	$134,594	$28,135,411	$80,422	$666,960,287

Contract unit transactions
Units outstanding at beginning of year	1,231,151	4,984	7,047,179	1,582	2,207,738	386	30,076,718
Units issued	355,196	11,430	354,625	2,237	518,693	5,435	8,394,435
Units redeemed	(385,131)	(2,349)	(1,311,727)	(18)	(529,257)	(9)	(5,920,309)
Units outstanding at end of year	1,201,216	14,065	6,090,077	3,801	2,197,174	5,812	32,550,844
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$7,273,795	$287,395	$9,957,295	$80,591	$7,227,665	$79,229	$179,279,635
Proceeds from sales	$8,152,513	$54,918	$39,136,589	$1,171	$7,516,382	$328	$134,562,708

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(31,614)	$(8,285,748)	$(21,568)	$(5,295,581)	$(10,288)	$(1,059,547)	$(17,252)
Net realized gain (loss) on investments in Funds	228,219	18,378,138	(92,785)	17,592,248	54,782	(123,391)	(16,546)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,027,317)	(337,644,949)	(2,309,419)	(118,588,075)	(659,151)	(3,639,806)	(174,270)
Net change in net assets
from operations	(830,712)	(327,552,559)	(2,423,772)	(106,291,408)	(614,657)	(4,822,744)	(208,068)

Contract transactions
Purchase payments	1,598,726	24,860,971	206,663	18,533,622	84,544	3,820,163	53,825
Surrenders and terminations	(176,645)	(33,026,547)	(113,917)	(20,117,607)	(93,683)	(9,333,426)	(525,879)
Transfers between Investment Divisions	(202,453)	(12,758,155)	43,347	(17,904,676)	719,314	7,026,291	(11,254)
Contract owner charges	(61,326)	(7,309,041)	(51,771)	(5,143,136)	(22,843)	(833,763)	(2,512)
Net change in net assets
from contract transactions	1,158,302	(28,232,772)	84,322	(24,631,797)	687,332	679,265	(485,820)

Net change in net assets	327,590	(355,785,331)	(2,339,450)	(130,923,205)	72,675	(4,143,479)	(693,888)

Net assets beginning of year	6,135,933	839,035,198	6,055,793	462,820,455	2,639,338	80,699,698	4,558,992

Net assets end of year	$6,463,523	$483,249,867	$3,716,343	$331,897,250	$2,712,013	$76,556,219	$3,865,104

Contract unit transactions
Units outstanding at beginning of year	244,850	6,078,726	31,203	2,604,615	10,347	7,570,046	354,487
Units issued	172,165	986,523	10,311	352,699	5,976	2,611,379	14,798
Units redeemed	(122,823)	(1,258,182)	(10,421)	(521,077)	(2,700)	(2,547,427)	(54,366)
Units outstanding at end of year	294,192	5,807,067	31,093	2,436,237	13,623	7,633,998	314,919
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,967,584	$100,033,403	$1,643,435	$51,247,112	$1,250,646	$27,020,616	$188,666
Proceeds from sales	$2,840,896	$136,551,923	$1,580,681	$81,174,490	$573,602	$27,400,898	$691,738

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(141,039)	$(303)	$(3,832,952)	$(18,765)	$(2,189,684)	$(27,699)	$(493,460)
Net realized gain (loss) on investments in Funds	(75,326)	(1,621)	12,299,054	145,144	(1,674,364)	(3,311)	166,917
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,828,604)	(8,287)	(46,104,256)	(657,474)	(29,365,695)	(1,016,728)	(6,337,134)
Net change in net assets
from operations	(2,044,969)	(10,211)	(37,638,154)	(531,095)	(33,229,743)	(1,047,738)	(6,663,677)

Contract transactions
Purchase payments	2,440,104	21,212	18,121,278	385,728	11,003,919	494,754	5,538,731
Surrenders and terminations	(964,347)	(745)	(12,944,460)	(275,864)	(8,039,048)	(90,905)	(2,288,091)
Transfers between Investment Divisions	(292,398)	(16,057)	(488,012)	295,806	(13,809,502)	(20,669)	1,856,383
Contract owner charges	(89,477)	(649)	(3,052,553)	(24,698)	(1,947,505)	(58,278)	(319,383)
Net change in net assets
from contract transactions	1,093,882	3,761	1,636,253	380,972	(12,792,136)	324,902	4,787,640

Net change in net assets	(951,087)	(6,450)	(36,001,901)	(150,123)	(46,021,879)	(722,836)	(1,876,037)

Net assets beginning of year	12,291,777	61,421	292,683,372	4,593,902	188,199,228	6,141,176	41,681,597

Net assets end of year	$11,340,690	$54,971	$256,681,471	$4,443,779	$142,177,349	$5,418,340	$39,805,560

Contract unit transactions
Units outstanding at beginning of year	1,020,760	4,881	6,157,490	72,200	12,959,611	399,465	3,333,209
Units issued	395,639	6,298	1,394,941	22,337	1,423,451	107,232	965,565
Units redeemed	(299,052)	(6,071)	(1,364,172)	(16,012)	(2,492,862)	(83,849)	(544,348)
Units outstanding at end of year	1,117,347	5,108	6,188,259	78,525	11,890,200	422,848	3,754,426
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,323,375	$76,459	$60,426,492	$1,311,029	$18,123,508	$1,477,983	$10,905,123
Proceeds from sales	$3,370,532	$73,001	$62,623,191	$948,822	$33,105,328	$1,180,780	$6,610,943

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(6,465)	$(782,296)	$(21,801)	$(355)	$(602,417)	$(4,154)	$(36,131)
Net realized gain (loss) on investments in Funds	3,325	541,180	2,018	(34)	8,553,255	110,849	42,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	(218,041)	(10,766,361)	(810,197)	(2,873)	(21,833,495)	(430,440)	(145,305)
Net change in net assets
from operations	(221,181)	(11,007,477)	(829,980)	(3,262)	(13,882,657)	(323,745)	(139,394)

Contract transactions
Purchase payments	42,908	7,063,057	124,155	—	7,349,549	262,520	806,854
Surrenders and terminations	(25,400)	(2,184,219)	(140,113)	—	(1,400,620)	(44,850)	(172,868)
Transfers between Investment Divisions	169,349	1,523,815	401,953	94,123	17,978,902	(389,870)	22,465
Contract owner charges	(3,866)	(624,032)	(57,193)	—	(483,019)	(8,755)	(27,326)
Net change in net assets
from contract transactions	182,991	5,778,621	328,802	94,123	23,444,812	(180,955)	629,125

Net change in net assets	(38,190)	(5,228,856)	(501,178)	90,861	9,562,155	(504,700)	489,731

Net assets beginning of year	1,522,954	62,933,548	5,228,826	—	44,279,543	1,241,008	2,704,477

Net assets end of year	$1,484,764	$57,704,692	$4,727,648	$90,861	$53,841,698	$736,308	$3,194,208

Contract unit transactions
Units outstanding at beginning of year	115,598	4,672,485	366,726	—	1,762,051	44,901	221,744
Units issued	20,778	1,588,525	41,601	8,783	1,786,238	20,786	176,678
Units redeemed	(5,232)	(1,134,119)	(15,931)	—	(492,797)	(28,264)	(123,068)
Units outstanding at end of year	131,144	5,126,891	392,396	8,783	3,055,492	37,423	275,354
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$243,154	$19,460,101	$526,615	$94,122	$42,328,128	$527,905	$2,066,199
Proceeds from sales	$66,628	$14,463,776	$219,614	$355	$9,901,666	$580,118	$1,473,205

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 25, 2022. The Statement of Changes in Net Assets is from April 25, 2022 through December 31, 2022.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$(30)	$(398,581)	$(219)	$164,054	$6,471	$(7,445,723)	$(7,453)
Net realized gain (loss) on investments in Funds	(5)	(2,347,069)	(10,524)	6,562,916	53,064	17,934,942	55,088
Net change in unrealized appreciation
(depreciation) on investments in Funds	(275)	487,714	7,361	(23,895,883)	(174,937)	(104,658,683)	(246,301)
Net change in net assets
from operations	(310)	(2,257,936)	(3,382)	(17,168,913)	(115,402)	(94,169,464)	(198,666)

Contract transactions
Purchase payments	9,000	578,496	2,000	1,582,814	—	40,908,740	948,445
Surrenders and terminations	—	(2,022,110)	(795)	(3,806,641)	—	(32,332,882)	(76,464)
Transfers between Investment Divisions	—	(2,017,029)	(45,191)	1,150,403	46,933	(12,942,653)	(6,710)
Contract owner charges	(134)	(254,298)	(701)	(601,813)	(6,293)	(5,849,177)	(19,706)
Net change in net assets
from contract transactions	8,866	(3,714,941)	(44,687)	(1,675,237)	40,640	(10,215,972)	845,565

Net change in net assets	8,556	(5,972,877)	(48,069)	(18,844,150)	(74,762)	(104,385,436)	646,899

Net assets beginning of year	—	33,728,925	96,297	66,002,004	445,436	624,741,155	1,458,031

Net assets end of year	$8,556	$27,756,048	$48,228	$47,157,854	$370,674	$520,355,719	$2,104,930

Contract unit transactions
Units outstanding at beginning of year	—	3,366,526	8,477	2,290,666	10,319	9,112,904	14,863
Units issued	705	328,039	1,322	401,755	1,655	1,279,413	19,123
Units redeemed	(11)	(712,373)	(5,339)	(473,933)	(602)	(1,442,069)	(8,381)
Units outstanding at end of year	694	2,982,192	4,460	2,218,488	11,372	8,950,248	25,605
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,000	$3,176,204	$14,642	$17,542,857	$124,509	$77,508,589	$1,562,331
Proceeds from sales	$164	$7,289,726	$59,548	$11,743,489	$23,608	$95,170,284	$724,219

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(840,490)	$(8,005)	$(767,654)	$(517)	$(398,467)	$15,916	$(820,398)
Net realized gain (loss) on investments in Funds	4,379,964	60,927	210,700	(1,201)	—	1	3,102,036
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,003,670)	(53,530)	(18,418,725)	(31,368)	—	—	(5,978,579)
Net change in net assets
from operations	(464,196)	(608)	(18,975,679)	(33,086)	(398,467)	15,917	(3,696,941)

Contract transactions
Purchase payments	3,361,148	66,640	848,695	—	30,266,238	2,330,996	2,057,522
Surrenders and terminations	(3,254,990)	(26,355)	(3,888,674)	(141)	(27,776,364)	(42,511)	(3,458,050)
Transfers between Investment Divisions	1,929,241	165,420	(111,559)	15,242	25,353,677	(4,918,708)	(403,642)
Contract owner charges	(744,003)	(14,046)	(635,807)	(709)	(1,082,529)	(7,554)	(688,943)
Net change in net assets
from contract transactions	1,291,396	191,659	(3,787,345)	14,392	26,761,022	(2,637,777)	(2,493,113)

Net change in net assets	827,200	191,051	(22,763,024)	(18,694)	26,362,555	(2,621,860)	(6,190,054)

Net assets beginning of year	60,740,855	1,328,850	69,241,475	101,189	114,353,248	4,449,918	59,585,981

Net assets end of year	$61,568,055	$1,519,901	$46,478,451	$82,495	$140,715,803	$1,828,058	$53,395,927

Contract unit transactions
Units outstanding at beginning of year	4,057,435	84,494	3,199,168	3,859	9,531,663	286,704	1,140,233
Units issued	1,529,479	28,816	384,708	2,657	12,304,967	173,648	220,322
Units redeemed	(1,431,903)	(16,933)	(573,766)	(2,109)	(9,876,404)	(344,681)	(271,290)
Units outstanding at end of year	4,155,011	96,377	3,010,110	4,407	11,960,226	115,671	1,089,265
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$22,255,300	$449,603	$6,580,617	$60,719	$144,129,220	$2,761,175	$10,984,787
Proceeds from sales	$21,804,394	$265,949	$11,135,616	$46,844	$117,766,665	$5,383,036	$14,298,298

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2022

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(344)
Net realized gain (loss) on investments in Funds	(32,016)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—
Net change in net assets
from operations	(32,360)

Contract transactions
Transfers between Investment Divisions	32,360
Net change in net assets
from contract transactions	32,360

Net change in net assets	—

Net assets beginning of year	—

Net assets end of year	$—

Contract unit transactions
Units outstanding at beginning of year	—
Units issued	4,011
Units redeemed	(4,011)
Units outstanding at end of year	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$263,034
Proceeds from sales	$231,018

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I(a)	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,508,973)	$(1,556)	$—	$(630,683)	$—	$—	$(2,411,785)
Net realized gain (loss) on investments in Funds	6,289,341	108,006	—	1,583,737	—	—	12,936,523
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,923,777	(40,032)	—	341,845	—	—	8,431,434
Net change in net assets
from operations	13,704,145	66,418	—	1,294,899	—	—	18,956,172

Contract transactions
Purchase payments	7,673,259	191,913	—	5,008,235	—	—	11,092,563
Surrenders and terminations	(6,562,031)	—	—	(3,740,501)	—	—	(21,801,133)
Transfers between Investment Divisions	874,146	(742,827)	—	1,017,492	—	—	(2,105,786)
Contract owner charges	(1,032,644)	(4,185)	—	(204,844)	—	—	(1,664,383)
Net change in net assets
from contract transactions	952,730	(555,099)	—	2,080,382	—	—	(14,478,739)

Net change in net assets	14,656,875	(488,681)	—	3,375,281	—	—	4,477,433

Net assets beginning of year	99,990,416	758,116	—	51,587,883	—	—	170,138,070

Net assets end of year	$114,647,291	$269,435	$—	$54,963,164	$—	$—	$174,615,503

Contract unit transactions
Units outstanding at beginning of year	5,466,896	40,422	—	3,975,573	—	—	8,995,232
Units issued	864,626	9,652	—	1,142,828	—	—	1,001,009
Units redeemed	(830,505)	(36,266)	—	(983,634)	—	—	(1,711,568)
Units outstanding at end of year	5,501,017	13,808	—	4,134,767	—	—	8,284,673

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Growth Allocation Fund - Class I	JNL International Index Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,003)	$—	$(21,815)	$1,844	$28,750	$—	$983
Net realized gain (loss) on investments in Funds	3,605	—	1,877,796	16,774	725,598	—	1,456,121
Net change in unrealized appreciation
(depreciation) on investments in Funds	24,124	—	2,729,165	15,989	338,935	—	1,546,551
Net change in net assets
from operations	26,726	—	4,585,146	34,607	1,093,283	—	3,003,655

Contract transactions
Purchase payments	—	—	9,692,235	—	3,891,574	—	3,875,670
Surrenders and terminations	—	—	(1,345,081)	—	(1,727,772)	—	(2,759,848)
Transfers between Investment Divisions	(9,528)	—	(267,265)	1,534	(338,349)	—	(214,250)
Contract owner charges	(2,051)	—	(106,811)	(2,887)	(40,874)	—	(98,228)
Net change in net assets
from contract transactions	(11,579)	—	7,973,078	(1,353)	1,784,579	—	803,344

Net change in net assets	15,147	—	12,558,224	33,254	2,877,862	—	3,806,999

Net assets beginning of year	211,932	—	28,824,003	227,904	16,470,811	—	29,180,748

Net assets end of year	$227,079	$—	$41,382,227	$261,158	$19,348,673	$—	$32,987,747

Contract unit transactions
Units outstanding at beginning of year	12,119	—	1,501,567	12,660	1,131,712	—	1,710,897
Units issued	—	—	658,648	3,004	390,098	—	331,068
Units redeemed	(628)	—	(266,125)	(3,037)	(275,683)	—	(282,887)
Units outstanding at end of year	11,491	—	1,894,090	12,627	1,246,127	—	1,759,078

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Mid Cap Index Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$18,437	$—	$(1,995,663)	$(570)	$(4,135,961)	$(819)	$(159,278)
Net realized gain (loss) on investments in Funds	43,612	—	5,592,814	204	14,679,981	12,376	280,235
Net change in unrealized appreciation
(depreciation) on investments in Funds	141,596	—	4,511,980	9,151	13,794,176	4,176	62,651
Net change in net assets
from operations	203,645	—	8,109,131	8,785	24,338,196	15,733	183,608

Contract transactions
Purchase payments	—	—	7,136,053	—	11,793,311	—	1,103,592
Surrenders and terminations	(69,034)	—	(11,857,481)	—	(27,979,273)	(1,824)	(1,009,322)
Transfers between Investment Divisions	(1,892)	—	(4,154,376)	(268)	581,775	992	4,268,531
Contract owner charges	(21,744)	—	(1,339,689)	(340)	(2,701,991)	(513)	(28,100)
Net change in net assets
from contract transactions	(92,670)	—	(10,215,493)	(608)	(18,306,178)	(1,345)	4,334,701

Net change in net assets	110,975	—	(2,106,362)	8,177	6,032,018	14,388	4,518,309

Net assets beginning of year	1,857,997	—	142,290,647	121,206	284,537,444	143,217	11,605,509

Net assets end of year	$1,968,972	$—	$140,184,285	$129,383	$290,569,462	$157,605	$16,123,818

Contract unit transactions
Units outstanding at beginning of year	100,326	—	9,401,689	7,576	15,664,425	7,429	1,055,130
Units issued	—	—	1,008,747	—	1,628,470	3,156	599,490
Units redeemed	(4,698)	—	(1,670,642)	(37)	(2,602,138)	(3,129)	(207,859)
Units outstanding at end of year	95,628	—	8,739,794	7,539	14,690,757	7,456	1,446,761

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I
Operations
Net investment income (loss)	$(821)	$(158,116)	$5,618	$(266,397)	$19	$(320,329)	$(4,456)
Net realized gain (loss) on investments in Funds	1,844	4,868,135	24,249	372,260	1,633	1,429,488	4,751
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,483	(5,576,242)	(32,299)	799,724	55	3,398,245	161,811
Net change in net assets
from operations	2,506	(866,223)	(2,432)	905,587	1,707	4,507,404	162,106

Contract transactions
Purchase payments	24,445	2,628,730	176,494	2,293,746	55,000	5,211,811	147,812
Surrenders and terminations	—	(6,864,981)	(2,072)	(1,953,098)	—	(1,053,665)	—
Transfers between Investment Divisions	155,368	(58,670)	(80,914)	42,678,245	17,861	2,590,754	158,672
Contract owner charges	(1,989)	(807,307)	(5,488)	(267,713)	(668)	(235,815)	(8,561)
Net change in net assets
from contract transactions	177,824	(5,102,228)	88,020	42,751,180	72,193	6,513,085	297,923

Net change in net assets	180,330	(5,968,451)	85,588	43,656,767	73,900	11,020,489	460,029

Net assets beginning of year	49,919	85,696,279	403,084	153,031	—	18,086,545	581,085

Net assets end of year	$230,249	$79,727,828	$488,672	$43,809,798	$73,900	$29,107,034	$1,041,114

Contract unit transactions
Units outstanding at beginning of year	4,298	5,659,536	21,439	11,145	—	1,113,464	34,129
Units issued	20,358	734,205	11,322	3,087,484	7,941	664,424	16,152
Units redeemed	(5,264)	(1,065,360)	(6,696)	(273,596)	(3,377)	(316,189)	(858)
Units outstanding at end of year	19,392	5,328,381	26,065	2,825,033	4,564	1,461,699	49,423

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I(a)
Operations
Net investment income (loss)	$(2,939,149)	$(10,481)	$(1,440,116)	$(1,189)	$(65,482)	$—
Net realized gain (loss) on investments in Funds	18,025,010	207,170	3,691,599	24,336	1,121,067	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(13,915,578)	(274,069)	11,131,146	825	2,353,594	—
Net change in net assets
from operations	1,170,283	(77,380)	13,382,629	23,972	3,409,179	—

Contract transactions
Purchase payments	16,536,572	261,288	5,610,161	43,150	3,871,319	—
Surrenders and terminations	(14,163,730)	(501,062)	(6,695,346)	(505,142)	(436,077)	—
Transfers between Investment Divisions	23,203,780	841,733	45,523,260	545,143	(1,580,654)	—
Contract owner charges	(2,005,880)	(26,883)	(1,032,360)	(4,586)	(150,070)	—
Net change in net assets
from contract transactions	23,570,742	575,076	43,405,715	78,565	1,704,518	—

Net change in net assets	24,741,025	497,696	56,788,344	102,537	5,113,697	—

Net assets beginning of year	180,836,196	1,469,318	58,133,969	45,838	11,635,805	—

Net assets end of year	$205,577,221	$1,967,014	$114,922,313	$148,375	$16,749,502	$—

Contract unit transactions
Units outstanding at beginning of year	2,008,053	11,515	2,444,872	1,502	743,896	—
Units issued	736,834	19,503	2,384,810	31,325	392,811	—
Units redeemed	(509,624)	(15,797)	(847,020)	(28,859)	(299,249)	—
Units outstanding at end of year	2,235,263	15,221	3,982,662	3,968	837,458	—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Bond Fund of America Fund - Class A(a)	JNL/American Funds Bond Fund of America Fund - Class I(a)	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I
Operations
Net investment income (loss)	$(2,302,833)	$(1,332)	$(14,731)	$(7)	$(185,671)	$(1,488)
Net realized gain (loss) on investments in Funds	5,519,985	3,653	2,739	—	217,262	24,392
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,911,076	30,982	5,666	73	1,600,063	9,868
Net change in net assets
from operations	19,128,228	33,303	(6,326)	66	1,631,654	32,772

Contract transactions
Purchase payments	28,580,491	75,000	1,733,312	38,667	2,946,940	1,138,077
Surrenders and terminations	(8,743,925)	(7,788)	(108,682)	—	(341,445)	(4,486)
Transfers between Investment Divisions	12,078,251	3,197	1,522,328	14,041	4,621,778	(948,814)
Contract owner charges	(1,554,259)	(2,640)	(10,430)	—	(104,340)	(2,163)
Net change in net assets
from contract transactions	30,360,558	67,769	3,136,528	52,708	7,122,933	182,614

Net change in net assets	49,488,786	101,072	3,130,202	52,774	8,754,587	215,386

Net assets beginning of year	133,736,011	234,601	—	—	10,449,886	110,198

Net assets end of year	$183,224,797	$335,673	$3,130,202	$52,774	$19,204,473	$325,584

Contract unit transactions
Units outstanding at beginning of year	6,750,560	8,949	—	—	936,967	9,618
Units issued	2,617,198	2,625	345,790	5,226	714,226	98,940
Units redeemed	(1,245,412)	(545)	(33,463)	—	(133,699)	(83,683)
Units outstanding at end of year	8,122,346	11,029	312,327	5,226	1,517,494	24,875

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(401,387)	$(254)	$(780,933)	$(5,861)	$(842,206)	$(1,091)	$(2,930,620)
Net realized gain (loss) on investments in Funds	501,261	43	3,780,680	13,475	4,426,470	12,562	11,101,748
Net change in unrealized appreciation
(depreciation) on investments in Funds	(2,006,416)	(2,823)	4,797,225	106,569	(1,086,673)	157	14,683,170
Net change in net assets
from operations	(1,906,542)	(3,034)	7,796,972	114,183	2,497,591	11,628	22,854,298

Contract transactions
Purchase payments	1,711,344	4,500	9,010,909	276,415	5,448,046	12,941	35,245,969
Surrenders and terminations	(3,158,709)	—	(2,181,781)	(23,704)	(3,201,890)	(4,599)	(10,391,095)
Transfers between Investment Divisions	1,193,413	8,356	7,423,329	634,338	11,241	34,969	3,287,002
Contract owner charges	(304,763)	(365)	(443,096)	(7,457)	(628,899)	(2,341)	(2,050,279)
Net change in net assets
from contract transactions	(558,715)	12,491	13,809,361	879,592	1,628,498	40,970	26,091,597

Net change in net assets	(2,465,257)	9,457	21,606,333	993,775	4,126,089	52,598	48,945,895

Net assets beginning of year	28,540,952	51,239	47,529,865	390,043	53,109,003	190,939	181,999,921

Net assets end of year	$26,075,695	$60,696	$69,136,198	$1,383,818	$57,235,092	$243,537	$230,945,816

Contract unit transactions
Units outstanding at beginning of year	2,440,479	4,289	2,076,318	16,157	2,334,972	7,231	8,637,904
Units issued	496,087	962	1,111,526	36,417	538,768	2,681	2,617,121
Units redeemed	(550,361)	(27)	(550,049)	(2,850)	(480,228)	(1,227)	(1,508,078)
Units outstanding at end of year	2,386,205	5,224	2,637,795	49,724	2,393,512	8,685	9,746,947

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I
Operations
Net investment income (loss)	$(7,524)	$(3,116,288)	$(9,240)	$(7,406,685)	$(20,735)	$(1,511,495)	$(1,944)
Net realized gain (loss) on investments in Funds	67,426	20,247,721	73,780	33,098,036	217,813	4,785,392	17,175
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,457	24,328,806	273,950	77,490,204	708,312	(6,651,119)	(21,586)
Net change in net assets
from operations	156,359	41,460,239	338,490	103,181,555	905,390	(3,377,222)	(6,355)

Contract transactions
Purchase payments	1,280,718	48,923,460	953,577	60,077,028	2,036,643	7,297,930	122,466
Surrenders and terminations	—	(11,220,537)	(115,213)	(31,827,110)	(111,925)	(6,023,930)	(5,052)
Transfers between Investment Divisions	(16,295)	3,421,723	149,744	(8,708,907)	(502,892)	1,237,670	(3,244)
Contract owner charges	(6,943)	(1,900,922)	(15,170)	(5,332,446)	(43,875)	(1,015,827)	(3,849)
Net change in net assets
from contract transactions	1,257,480	39,223,724	972,938	14,208,565	1,377,951	1,495,843	110,321

Net change in net assets	1,413,839	80,683,963	1,311,428	117,390,120	2,283,341	(1,881,379)	103,966

Net assets beginning of year	621,566	196,509,722	1,166,360	463,054,557	3,251,883	105,765,891	339,688

Net assets end of year	$2,035,405	$277,193,685	$2,477,788	$580,444,677	$5,535,224	$103,884,512	$443,654

Contract unit transactions
Units outstanding at beginning of year	27,277	5,098,761	27,689	16,185,217	99,181	6,202,620	17,872
Units issued	70,400	2,429,750	27,601	3,140,721	68,210	1,194,722	11,205
Units redeemed	(19,884)	(1,536,581)	(6,727)	(2,700,682)	(30,071)	(1,118,419)	(5,279)
Units outstanding at end of year	77,793	5,991,930	48,563	16,625,256	137,320	6,278,923	23,798

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A
Operations
Net investment income (loss)	$(2,438,166)	$(5,860)	$(1,465,517)	$(3,367)	$(3,954,800)	$(6,839)	$(432,082)
Net realized gain (loss) on investments in Funds	8,979,510	69,024	6,003,146	71,762	17,885,078	167,502	567,800
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,214,086	35,469	(1,896,505)	(42,782)	44,191,397	158,083	4,635,124
Net change in net assets
from operations	13,755,430	98,633	2,641,124	25,613	58,121,675	318,746	4,770,842

Contract transactions
Purchase payments	12,692,618	793,609	8,233,467	63,255	13,537,984	235,202	943,360
Surrenders and terminations	(14,028,339)	—	(6,044,788)	(3,403)	(20,247,536)	(10,032)	(2,087,884)
Transfers between Investment Divisions	(1,359,658)	(263,410)	3,236,643	74,303	(175,285)	(469,524)	32,710,902
Contract owner charges	(1,537,960)	(12,618)	(1,081,819)	(8,628)	(2,821,675)	(15,134)	(300,775)
Net change in net assets
from contract transactions	(4,233,339)	517,581	4,343,503	125,527	(9,706,512)	(259,488)	31,265,603

Net change in net assets	9,522,091	616,214	6,984,627	151,140	48,415,163	59,258	36,036,445

Net assets beginning of year	163,117,451	854,400	92,284,486	632,197	232,524,856	1,066,415	5,789,283

Net assets end of year	$172,639,542	$1,470,614	$99,269,113	$783,337	$280,940,019	$1,125,673	$41,825,728

Contract unit transactions
Units outstanding at beginning of year	8,959,409	43,219	5,267,752	31,192	9,708,122	38,101	494,490
Units issued	1,202,386	51,501	1,228,680	18,790	1,486,456	19,740	2,948,045
Units redeemed	(1,425,602)	(27,891)	(1,004,212)	(12,738)	(1,858,031)	(25,850)	(467,111)
Units outstanding at end of year	8,736,193	66,829	5,492,220	37,244	9,336,547	31,991	2,975,424

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/Baillie Gifford U.S. Equity Growth Fund - Class A(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(174)	$(1,475,490)	$(7,776)	$(718)	$(2,625,373)	$(507)	$(746,972)
Net realized gain (loss) on investments in Funds	80	10,892,832	134,473	(38)	8,612,842	14,291	2,520,535
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,136	(19,154,512)	(247,875)	(65,639)	4,538,406	(9,203)	11,584,424
Net change in net assets
from operations	7,042	(9,737,170)	(121,178)	(66,395)	10,525,875	4,581	13,357,987

Contract transactions
Purchase payments	14,000	11,146,161	267,075	351,571	7,832,349	88,200	3,476,647
Surrenders and terminations	—	(4,597,987)	(14,992)	—	(16,072,981)	(323)	(3,948,829)
Transfers between Investment Divisions	(262)	1,696,871	(76,700)	1,319,043	(181,027)	(55,962)	398,475
Contract owner charges	(72)	(988,662)	(16,438)	—	(1,873,175)	(603)	(491,455)
Net change in net assets
from contract transactions	13,666	7,256,383	158,945	1,670,614	(10,294,834)	31,312	(565,162)

Net change in net assets	20,708	(2,480,787)	37,767	1,604,219	231,041	35,893	12,792,825

Net assets beginning of year	29,284	97,027,914	1,611,634	—	184,147,679	97,193	46,862,394

Net assets end of year	$49,992	$94,547,127	$1,649,401	$1,604,219	$184,378,720	$133,086	$59,655,219

Contract unit transactions
Units outstanding at beginning of year	2,455	5,461,685	87,917	—	11,090,778	6,030	5,853,024
Units issued	1,023	2,742,497	32,728	181,750	1,125,402	4,363	1,338,941
Units redeemed	(34)	(2,407,772)	(24,058)	(33)	(1,729,875)	(3,122)	(1,420,456)
Units outstanding at end of year	3,444	5,796,410	96,587	181,717	10,486,305	7,271	5,771,509

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(170)	$(5,337,654)	$(14,329)	$(62,951)	$2,307	$(749,835)	$(4,932)
Net realized gain (loss) on investments in Funds	345	30,791,611	134,466	800,173	406	3,413,332	44,613
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,031	37,181,739	390,265	2,191,068	2,027	7,114,481	142,208
Net change in net assets
from operations	6,206	62,635,696	510,402	2,928,290	4,740	9,777,978	181,889

Contract transactions
Purchase payments	30,147	26,501,753	473,594	3,120,746	126,267	7,579,651	530,288
Surrenders and terminations	(2,629)	(23,651,256)	(1,293)	(3,033,116)	(3,250)	(2,290,696)	(7,139)
Transfers between Investment Divisions	21,894	(12,083,033)	(11,804)	1,026,444	16,080	(1,160,763)	(138,850)
Contract owner charges	(465)	(3,798,750)	(29,922)	(434,692)	(1,426)	(480,264)	(11,289)
Net change in net assets
from contract transactions	48,947	(13,031,286)	430,575	679,382	137,671	3,647,928	373,010

Net change in net assets	55,153	49,604,410	940,977	3,607,672	142,411	13,425,906	554,899

Net assets beginning of year	283	342,587,667	2,333,313	42,355,666	47,536	47,829,286	649,808

Net assets end of year	$55,436	$392,192,077	$3,274,290	$45,963,338	$189,947	$61,255,192	$1,204,707

Contract unit transactions
Units outstanding at beginning of year	30	3,484,603	16,177	2,644,994	2,048	2,689,559	35,181
Units issued	4,896	564,405	6,442	484,436	5,994	852,662	28,945
Units redeemed	(376)	(700,086)	(3,401)	(454,457)	(231)	(662,268)	(10,146)
Units outstanding at end of year	4,550	3,348,922	19,218	2,674,973	7,811	2,879,953	53,980

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$39,630	$4,503	$(1,081,227)	$(1,340)	$(446,668)	$(6,140)	$(2,681,675)
Net realized gain (loss) on investments in Funds	117,991	2,845	5,918,159	8,698	2,432,026	14,457	2,356,118
Net change in unrealized appreciation
(depreciation) on investments in Funds	(7,653)	1,992	12,127,718	49,909	3,179,616	296,792	(3,163,157)
Net change in net assets
from operations	149,968	9,340	16,964,650	57,267	5,164,974	305,109	(3,488,714)

Contract transactions
Purchase payments	1,081,601	405,299	3,073,799	166,317	4,833,764	262,360	6,527,332
Surrenders and terminations	(118,797)	(8,499)	(5,114,450)	(4,714)	(1,444,379)	(6,298)	(17,544,026)
Transfers between Investment Divisions	4,342,413	94,695	182,632	(15,094)	11,840,439	167,110	7,524,959
Contract owner charges	(34,066)	(1,951)	(721,675)	(2,796)	(322,816)	(3,760)	(1,786,366)
Net change in net assets
from contract transactions	5,271,151	489,544	(2,579,694)	143,713	14,907,008	419,412	(5,278,101)

Net change in net assets	5,421,119	498,884	14,384,956	200,980	20,071,982	724,521	(8,766,815)

Net assets beginning of year	1,713,795	74,023	68,884,181	173,462	15,869,795	1,052,295	191,900,171

Net assets end of year	$7,134,914	$572,907	$83,269,137	$374,442	$35,941,777	$1,776,816	$183,133,356

Contract unit transactions
Units outstanding at beginning of year	150,946	6,405	1,518,807	2,689	757,404	51,865	8,576,916
Units issued	508,769	40,545	224,577	2,366	1,271,370	22,259	1,365,248
Units redeemed	(87,499)	(2,068)	(277,882)	(496)	(655,192)	(2,379)	(1,630,160)
Units outstanding at end of year	572,216	44,882	1,465,502	4,559	1,373,582	71,745	8,312,004

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(5,524)	$(148,595)	$(184)	$(1,799,178)	$(6,476)	$(1,255,458)	$(3,363)
Net realized gain (loss) on investments in Funds	6,246	299,969	2,420	7,508,630	60,562	949,456	778
Net change in unrealized appreciation
(depreciation) on investments in Funds	(8,394)	(211,528)	(1,231)	19,832,475	197,473	(1,359,573)	(3,014)
Net change in net assets
from operations	(7,672)	(60,154)	1,005	25,541,927	251,559	(1,665,575)	(5,599)

Contract transactions
Purchase payments	514,336	768,820	—	14,413,213	434,296	6,024,421	358,744
Surrenders and terminations	(163,664)	(792,227)	—	(5,573,372)	(14,651)	(6,423,053)	(7,498)
Transfers between Investment Divisions	238,061	906,902	4,334	11,010,292	190,775	(2,393,595)	217,649
Contract owner charges	(4,452)	(95,994)	(332)	(1,230,325)	(11,366)	(763,547)	(3,640)
Net change in net assets
from contract transactions	584,281	787,501	4,002	18,619,808	599,054	(3,555,774)	565,255

Net change in net assets	576,609	727,347	5,007	44,161,735	850,613	(5,221,349)	559,656

Net assets beginning of year	835,219	10,836,740	46,928	106,106,422	971,684	97,467,214	313,606

Net assets end of year	$1,411,828	$11,564,087	$51,935	$150,268,157	$1,822,297	$92,245,865	$873,262

Contract unit transactions
Units outstanding at beginning of year	27,509	917,716	4,745	4,890,821	43,980	8,446,526	25,920
Units issued	33,978	314,947	3,342	1,848,812	35,674	1,672,636	52,532
Units redeemed	(14,130)	(248,042)	(2,959)	(1,082,127)	(13,328)	(1,990,405)	(5,566)
Units outstanding at end of year	47,357	984,621	5,128	5,657,506	66,326	8,128,757	72,886

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A
Operations
Net investment income (loss)	$(1,002,131)	$(1,196)	$(860,442)	$(125)	$(2,008,250)	$(1,275)	$(6,747,701)
Net realized gain (loss) on investments in Funds	857,111	111,952	1,427,986	65	4,904,462	906	41,540,465
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,303,812)	(141,239)	5,981,815	3,497	14,315,669	32,075	102,446,797
Net change in net assets
from operations	(1,448,832)	(30,483)	6,549,359	3,437	17,211,881	31,706	137,239,561

Contract transactions
Purchase payments	5,207,119	489,719	2,606,088	6,100	5,726,492	—	12,009,301
Surrenders and terminations	(6,452,861)	(5,733)	(4,669,513)	—	(14,821,231)	(1,214)	(43,128,056)
Transfers between Investment Divisions	3,287,878	(2,499,826)	1,394,934	275	(564,997)	7,744	(21,004,787)
Contract owner charges	(692,935)	(409)	(587,311)	(144)	(1,271,847)	(2,404)	(4,435,744)
Net change in net assets
from contract transactions	1,349,201	(2,016,249)	(1,255,802)	6,231	(10,931,583)	4,126	(56,559,286)

Net change in net assets	(99,631)	(2,046,732)	5,293,557	9,668	6,280,298	35,832	80,680,275

Net assets beginning of year	67,547,829	2,114,441	58,080,576	20,760	136,669,044	213,784	433,597,143

Net assets end of year	$67,448,198	$67,709	$63,374,133	$30,428	$142,949,342	$249,616	$514,277,418

Contract unit transactions
Units outstanding at beginning of year	2,348,996	53,388	3,515,955	1,099	8,133,221	10,507	15,890,415
Units issued	553,474	32,826	563,075	345	960,648	479	1,483,270
Units redeemed	(510,066)	(84,426)	(636,747)	(17)	(1,584,675)	(253)	(3,282,161)
Units outstanding at end of year	2,392,404	1,788	3,442,283	1,427	7,509,194	10,733	14,091,524

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I
Operations
Net investment income (loss)	$(4,494)	$(2,956,196)	$(7,412)	$(1,413,854)	$—	$(6,487,500)	$(2,976)
Net realized gain (loss) on investments in Funds	14,624	14,429,419	55,626	3,737,493	—	36,682,892	1,347
Net change in unrealized appreciation
(depreciation) on investments in Funds	263,987	15,119,024	140,256	(313,971)	—	21,799,232	81,039
Net change in net assets
from operations	274,117	26,592,247	188,470	2,009,668	—	51,994,624	79,410

Contract transactions
Purchase payments	99,584	7,114,037	17,500	880,674	—	8,452,263	—
Surrenders and terminations	—	(13,090,820)	(20,717)	(8,953,960)	—	(38,429,116)	—
Transfers between Investment Divisions	438,946	(6,907,338)	174,654	(118,319)	—	(8,950,556)	346,796
Contract owner charges	(12,402)	(1,992,193)	(17,472)	(1,129,939)	—	(4,670,988)	(8,412)
Net change in net assets
from contract transactions	526,128	(14,876,314)	153,965	(9,321,544)	—	(43,598,397)	338,384

Net change in net assets	800,245	11,715,933	342,435	(7,311,876)	—	8,396,227	417,794

Net assets beginning of year	608,630	188,423,584	1,119,325	98,156,914	—	425,115,754	363,817

Net assets end of year	$1,408,875	$200,139,517	$1,461,760	$90,845,038	$—	$433,511,981	$781,611

Contract unit transactions
Units outstanding at beginning of year	24,461	5,459,405	29,525	6,080,251	—	12,818,834	13,958
Units issued	19,343	462,318	8,243	400,189	—	852,627	12,571
Units redeemed	(1,945)	(870,278)	(4,433)	(979,663)	—	(2,106,529)	(294)
Units outstanding at end of year	41,859	5,051,445	33,335	5,500,777	—	11,564,932	26,235

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(3,629,585)	$(114)	$(6,452,202)	$(2,740)	$(258,003)	$(2,181)	$(99,062)
Net realized gain (loss) on investments in Funds	14,558,084	2	33,177,444	27,890	1,560,916	29,999	1,128,022
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,470,006	583	11,724,121	23,842	(2,198,509)	(41,716)	3,322,626
Net change in net assets
from operations	12,398,505	471	38,449,363	48,992	(895,596)	(13,898)	4,351,586

Contract transactions
Purchase payments	5,133,463	60,750	7,439,902	—	3,224,000	39,359	2,124,039
Surrenders and terminations	(27,674,665)	—	(51,643,588)	(1,909)	(913,202)	(13,740)	(2,517,848)
Transfers between Investment Divisions	311,245	1,103	(5,506,357)	987,305	3,502,269	(4,881)	8,282,188
Contract owner charges	(2,829,598)	(340)	(4,735,371)	(7,906)	(191,322)	(6,059)	(218,214)
Net change in net assets
from contract transactions	(25,059,555)	61,513	(54,445,414)	977,490	5,621,745	14,679	7,670,165

Net change in net assets	(12,661,050)	61,984	(15,996,051)	1,026,482	4,726,149	781	12,021,751

Net assets beginning of year	248,560,680	—	438,080,083	120,802	13,414,453	424,709	24,362,000

Net assets end of year	$235,899,630	$61,984	$422,084,032	$1,147,284	$18,140,602	$425,490	$36,383,751

Contract unit transactions
Units outstanding at beginning of year	12,450,341	—	15,623,467	4,331	974,149	29,610	1,909,290
Units issued	739,794	3,056	779,967	51,207	1,481,129	15,144	1,035,488
Units redeemed	(1,954,363)	(17)	(2,633,455)	(26,668)	(1,090,000)	(14,342)	(484,808)
Units outstanding at end of year	11,235,772	3,039	13,769,979	28,870	1,365,278	30,412	2,459,970

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$2,216	$(1,519)	$877	$(165,677)	$(146)	$(2,193,204)	$(2,825)
Net realized gain (loss) on investments in Funds	9,590	158,666	2,928	402,774	1,100	11,654,347	21,079
Net change in unrealized appreciation
(depreciation) on investments in Funds	22,810	1,444,741	58,398	1,620,982	82	9,367,246	41,484
Net change in net assets
from operations	34,616	1,601,888	62,203	1,858,079	1,036	18,828,389	59,738

Contract transactions
Purchase payments	127,955	1,187,970	6,370	3,844,356	38,700	3,709,771	84,000
Surrenders and terminations	(32,096)	(291,037)	—	(571,576)	—	(12,775,077)	(46,242)
Transfers between Investment Divisions	(21,747)	4,205,767	(6,541)	627,109	(35,047)	(4,282,271)	115,773
Contract owner charges	(1,747)	(49,898)	(2,289)	(112,715)	(124)	(1,522,132)	(5,772)
Net change in net assets
from contract transactions	72,365	5,052,802	(2,460)	3,787,174	3,529	(14,869,709)	147,759

Net change in net assets	106,981	6,654,690	59,743	5,645,253	4,565	3,958,680	207,497

Net assets beginning of year	203,297	2,463,167	136,212	9,548,532	2,825	142,721,388	380,300

Net assets end of year	$310,278	$9,117,857	$195,955	$15,193,785	$7,390	$146,680,068	$587,797

Contract unit transactions
Units outstanding at beginning of year	15,413	226,067	12,127	836,253	238	4,054,884	8,371
Units issued	9,484	503,265	4,855	491,974	2,979	377,011	5,316
Units redeemed	(4,867)	(140,541)	(4,874)	(193,679)	(2,692)	(768,298)	(2,500)
Units outstanding at end of year	20,030	588,791	12,108	1,134,548	525	3,663,597	11,187

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(3,012,791)	$(5,473)	$(1,038,263)	$(268)	$(205,822)	$1,374	$(3,326,385)
Net realized gain (loss) on investments in Funds	26,941,483	38,010	2,888,340	296	1,257,327	7,753	21,401,306
Net change in unrealized appreciation
(depreciation) on investments in Funds	(12,955,250)	29,825	3,148,787	4,358	2,815,762	23,254	3,208,566
Net change in net assets
from operations	10,973,442	62,362	4,998,864	4,386	3,867,267	32,381	21,283,487

Contract transactions
Purchase payments	12,991,314	137,240	930,376	—	8,507,496	27,675	23,645,883
Surrenders and terminations	(13,415,424)	(3,899)	(5,470,278)	(288)	(1,923,823)	—	(15,255,303)
Transfers between Investment Divisions	(6,448,816)	296,632	(970,905)	(1)	8,041,048	120,039	256,417
Contract owner charges	(2,075,576)	(14,778)	(771,660)	(579)	(274,610)	(3,463)	(2,116,730)
Net change in net assets
from contract transactions	(8,948,502)	415,195	(6,282,467)	(868)	14,350,111	144,251	6,530,267

Net change in net assets	2,024,940	477,557	(1,283,603)	3,518	18,217,378	176,632	27,813,754

Net assets beginning of year	206,527,728	808,786	71,346,591	50,763	32,779,613	194,229	225,928,443

Net assets end of year	$208,552,668	$1,286,343	$70,062,988	$54,281	$50,996,991	$370,861	$253,742,197

Contract unit transactions
Units outstanding at beginning of year	3,617,205	10,792	5,386,872	3,513	2,722,056	15,722	2,318,811
Units issued	899,916	7,039	336,801	—	1,833,872	21,501	594,192
Units redeemed	(1,071,622)	(1,527)	(795,269)	(57)	(723,414)	(10,344)	(546,237)
Units outstanding at end of year	3,445,499	16,304	4,928,404	3,456	3,832,514	26,879	2,366,766

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
Operations
Net investment income (loss)	$(10,086)	$(1,162,854)	$(6,207)	$(1,161,037)	$(2,303)	$(46,113)	$32
Net realized gain (loss) on investments in Funds	105,892	937,172	(3,060)	2,647,132	981	272,732	521
Net change in unrealized appreciation
(depreciation) on investments in Funds	108,982	(2,915,475)	(31,537)	13,539,671	55,734	38,520	(532)
Net change in net assets
from operations	204,788	(3,141,157)	(40,804)	15,025,766	54,412	265,139	21

Contract transactions
Purchase payments	813,225	7,018,733	326,392	2,854,952	39,300	1,257,783	27,709
Surrenders and terminations	(37,133)	(10,313,466)	(3,111)	(6,745,018)	(143)	(339,403)	—
Transfers between Investment Divisions	(57,534)	(6,105,273)	(453,526)	35,365,011	487,572	1,164,605	(264)
Contract owner charges	(21,495)	(720,546)	(2,396)	(847,645)	(4,073)	(26,948)	(344)
Net change in net assets
from contract transactions	697,063	(10,120,552)	(132,641)	30,627,300	522,656	2,056,037	27,101

Net change in net assets	901,851	(13,261,709)	(173,445)	45,653,066	577,068	2,321,176	27,122

Net assets beginning of year	1,474,525	94,876,545	1,590,185	51,038,489	74,929	5,278,252	18,401

Net assets end of year	$2,376,376	$81,614,836	$1,416,740	$96,691,555	$651,997	$7,599,428	$45,523

Contract unit transactions
Units outstanding at beginning of year	10,339	4,105,368	49,681	3,588,598	4,470	319,610	1,058
Units issued	8,939	1,345,242	13,778	2,567,295	26,414	188,231	1,498
Units redeemed	(3,501)	(1,799,750)	(17,685)	(775,732)	(560)	(69,986)	(87)
Units outstanding at end of year	15,777	3,650,860	45,774	5,380,161	30,324	437,855	2,469

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A
Operations
Net investment income (loss)	$(472,950)	$(366)	$(80,808)	$(422)	$(1,415,679)	$(4,445)	$(315,077)
Net realized gain (loss) on investments in Funds	2,658,328	1,741	57,761	1,040	808,519	(6,417)	1,940,669
Net change in unrealized appreciation
(depreciation) on investments in Funds	(842,338)	(1,329)	(90,857)	(858)	(2,951,369)	(5,095)	1,061,936
Net change in net assets
from operations	1,343,040	46	(113,904)	(240)	(3,558,529)	(15,957)	2,687,528

Contract transactions
Purchase payments	1,560,292	75,007	4,953,643	222,215	8,156,819	672,482	2,860,280
Surrenders and terminations	(2,646,122)	—	(432,029)	(3,431)	(7,493,067)	(3,232)	(1,746,312)
Transfers between Investment Divisions	(537,473)	1,205	4,109,841	(17,931)	11,244,661	155,373	2,779,106
Contract owner charges	(357,234)	(107)	(61,499)	(1,229)	(781,770)	(2,008)	(205,151)
Net change in net assets
from contract transactions	(1,980,537)	76,105	8,569,956	199,624	11,126,643	822,615	3,687,923

Net change in net assets	(637,497)	76,151	8,456,052	199,384	7,568,114	806,658	6,375,451

Net assets beginning of year	31,424,435	7,202	5,906,161	47,279	98,863,307	328,256	18,434,469

Net assets end of year	$30,786,938	$83,353	$14,362,213	$246,663	$106,431,421	$1,134,914	$24,809,920

Contract unit transactions
Units outstanding at beginning of year	2,088,318	463	569,619	4,535	6,161,334	16,894	1,299,303
Units issued	256,718	4,666	1,363,684	28,537	2,555,857	98,817	646,348
Units redeemed	(379,923)	(7)	(534,604)	(9,437)	(1,838,182)	(58,382)	(423,599)
Units outstanding at end of year	1,965,113	5,122	1,398,699	23,635	6,879,009	57,329	1,522,052

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I
Operations
Net investment income (loss)	$(410)	$(1,987,192)	$(2,647)	$(182,071)	$(312)	$(905,493)	$(4,251)
Net realized gain (loss) on investments in Funds	1,751	16,082,376	22,161	694,270	11,891	4,304,514	67,952
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,389	12,711,146	89,690	1,400,352	(5,451)	7,194,427	91,653
Net change in net assets
from operations	5,730	26,806,330	109,204	1,912,551	6,128	10,593,448	155,354

Contract transactions
Purchase payments	23,149	8,750,747	100,195	2,209,762	39,973	6,243,976	123,181
Surrenders and terminations	(7,623)	(10,497,114)	(4,673)	(682,557)	(34,670)	(2,946,070)	(368)
Transfers between Investment Divisions	97,035	(4,021,357)	240,478	(18,333)	(86,560)	4,965,722	153,440
Contract owner charges	(828)	(1,279,545)	(3,194)	(113,465)	(605)	(666,001)	(8,733)
Net change in net assets
from contract transactions	111,733	(7,047,269)	332,806	1,395,407	(81,862)	7,597,627	267,520

Net change in net assets	117,463	19,759,061	442,010	3,307,958	(75,734)	18,191,075	422,874

Net assets beginning of year	36,316	128,522,568	312,871	12,246,719	117,367	55,505,547	655,846

Net assets end of year	$153,779	$148,281,629	$754,881	$15,554,677	$41,633	$73,696,622	$1,078,720

Contract unit transactions
Units outstanding at beginning of year	1,874	2,481,767	4,338	953,202	10,171	2,089,134	19,022
Units issued	5,647	551,079	5,954	446,003	3,952	965,435	19,145
Units redeemed	(463)	(673,884)	(1,154)	(344,782)	(10,024)	(725,052)	(11,892)
Units outstanding at end of year	7,058	2,358,962	9,138	1,054,423	4,099	2,329,517	26,275

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$(1,199,221)	$(2,589)	$(1,372,142)	$(1,142)	$(1,830,432)	$(1,418)	$(5,000,093)
Net realized gain (loss) on investments in Funds	3,481,448	11,668	(321,550)	13,181	9,824,170	11,498	22,083,787
Net change in unrealized appreciation
(depreciation) on investments in Funds	(6,557,828)	(44,397)	38,179,702	63,253	20,207,153	37,027	42,869,555
Net change in net assets
from operations	(4,275,601)	(35,318)	36,486,010	75,292	28,200,891	47,107	59,953,249

Contract transactions
Purchase payments	7,182,533	273,793	6,432,227	60,294	8,789,226	87,985	24,441,339
Surrenders and terminations	(4,281,818)	(1,124)	(7,237,138)	(8,648)	(11,027,650)	—	(24,627,754)
Transfers between Investment Divisions	2,585,878	185,315	(2,845,463)	167,442	14,249,955	262,045	3,092,796
Contract owner charges	(881,104)	(4,445)	(952,827)	(2,510)	(1,282,266)	(3,390)	(3,319,292)
Net change in net assets
from contract transactions	4,605,489	453,539	(4,603,201)	216,578	10,729,265	346,640	(412,911)

Net change in net assets	329,888	418,221	31,882,809	291,870	38,930,156	393,747	59,540,338

Net assets beginning of year	83,320,758	362,868	70,923,604	82,954	100,482,605	92,872	320,566,345

Net assets end of year	$83,650,646	$781,089	$102,806,413	$374,824	$139,412,761	$486,619	$380,106,683

Contract unit transactions
Units outstanding at beginning of year	6,504,018	24,966	3,938,677	3,259	5,680,167	3,814	7,213,098
Units issued	1,701,399	43,280	1,352,279	8,500	2,129,965	14,754	1,330,149
Units redeemed	(1,350,400)	(12,310)	(1,557,498)	(1,966)	(1,663,453)	(2,702)	(1,342,602)
Units outstanding at end of year	6,855,017	55,936	3,733,458	9,793	6,146,679	15,866	7,200,645

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I
Operations
Net investment income (loss)	$(3,633)	$(192,666)	$(287)	$(6,869,402)	$(5,856)	$(2,466,151)	$(9,881)
Net realized gain (loss) on investments in Funds	43,728	863,410	2,088	54,947,771	131,935	2,576,672	10,833
Net change in unrealized appreciation
(depreciation) on investments in Funds	87,642	1,416,543	7,531	83,263,848	228,668	10,494,251	114,608
Net change in net assets
from operations	127,737	2,087,287	9,332	131,342,217	354,747	10,604,772	115,560

Contract transactions
Purchase payments	212,470	3,306,761	25,350	30,683,250	504,170	7,805,461	257,574
Surrenders and terminations	(45,744)	(779,319)	—	(34,384,615)	(33,842)	(12,162,127)	(5,048)
Transfers between Investment Divisions	(37,976)	6,194,941	(5,053)	(13,810,521)	(192,583)	95,871,119	1,742,846
Contract owner charges	(7,784)	(144,780)	(626)	(4,546,697)	(12,783)	(1,681,889)	(22,919)
Net change in net assets
from contract transactions	120,966	8,577,603	19,671	(22,058,583)	264,962	89,832,564	1,972,453

Net change in net assets	248,703	10,664,890	29,003	109,283,634	619,709	100,437,336	2,088,013

Net assets beginning of year	556,362	7,028,745	37,238	430,132,581	1,098,834	103,911,682	771,948

Net assets end of year	$805,065	$17,693,635	$66,241	$539,416,215	$1,718,543	$204,349,018	$2,859,961

Contract unit transactions
Units outstanding at beginning of year	9,339	545,783	2,774	12,301,237	22,565	4,693,201	26,620
Units issued	5,220	1,027,828	1,849	2,255,153	15,243	5,121,282	68,670
Units redeemed	(3,166)	(423,695)	(536)	(2,831,460)	(10,969)	(1,378,768)	(4,175)
Units outstanding at end of year	11,393	1,149,916	4,087	11,724,930	26,839	8,435,715	91,115

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(138,617)	$(465)	$(5,860,546)	$(15,138)	$(244,262)	$(2,348)	$(3,956,946)
Net realized gain (loss) on investments in Funds	666,095	1,958	49,393,992	255,785	725,987	6,814	17,245,343
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,229,133	15,650	49,948,333	451,065	4,901,186	142,118	41,433,203
Net change in net assets
from operations	1,756,611	17,143	93,481,779	691,712	5,382,911	146,584	54,721,600

Contract transactions
Purchase payments	2,871,035	57,752	37,889,688	673,100	2,112,314	34,080	16,327,997
Surrenders and terminations	(430,850)	(3,052)	(24,039,827)	(100,666)	(1,177,232)	(3,635)	(17,250,135)
Transfers between Investment Divisions	3,849,078	10,310	(16,287,525)	587,801	4,559,356	588,477	(1,290,062)
Contract owner charges	(93,977)	(780)	(3,988,696)	(26,819)	(155,256)	(6,174)	(2,522,625)
Net change in net assets
from contract transactions	6,195,286	64,230	(6,426,360)	1,133,416	5,339,182	612,748	(4,734,825)

Net change in net assets	7,951,897	81,373	87,055,419	1,825,128	10,722,093	759,332	49,986,775

Net assets beginning of year	4,958,842	36,321	386,476,041	2,153,005	12,833,620	203,402	246,216,625

Net assets end of year	$12,910,739	$117,694	$473,531,460	$3,978,133	$23,555,713	$962,734	$296,203,400

Contract unit transactions
Units outstanding at beginning of year	409,032	2,877	6,549,474	35,310	1,145,976	18,182	5,950,205
Units issued	939,404	5,936	1,959,066	33,934	739,963	46,562	955,718
Units redeemed	(508,119)	(1,516)	(2,093,391)	(20,128)	(349,217)	(4,401)	(1,071,267)
Units outstanding at end of year	840,317	7,297	6,415,149	49,116	1,536,722	60,343	5,834,656

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$(13,684)	$(14,224,995)	$(3,130,099)	$(9,906)	$(5,677,984)	$(6,460)	$(235,011)
Net realized gain (loss) on investments in Funds	141,566	71,920,862	17,016,838	98,941	10,239,465	22,225	494,924
Net change in unrealized appreciation
(depreciation) on investments in Funds	378,635	178,271,423	30,050,592	285,914	60,379,620	200,744	2,301,782
Net change in net assets
from operations	506,517	235,967,290	43,937,331	374,949	64,941,101	216,509	2,561,695

Contract transactions
Purchase payments	1,082,527	69,265,794	14,267,459	334,779	14,931,016	279,489	1,758,238
Surrenders and terminations	(12,598)	(54,989,497)	(14,399,038)	(6,684)	(28,517,021)	(16,076)	(1,020,204)
Transfers between Investment Divisions	450,852	(5,187,392)	6,834,175	447,704	407,962,425	1,408,607	401,304
Contract owner charges	(19,953)	(9,535,014)	(2,047,358)	(22,094)	(3,998,717)	(11,449)	(127,358)
Net change in net assets
from contract transactions	1,500,828	(446,109)	4,655,238	753,705	390,377,703	1,660,571	1,011,980

Net change in net assets	2,007,345	235,521,181	48,592,569	1,128,654	455,318,804	1,877,080	3,573,675

Net assets beginning of year	1,718,519	890,048,440	180,303,176	1,344,009	82,764,484	104,502	16,128,378

Net assets end of year	$3,725,864	$1,125,569,621	$228,895,745	$2,472,663	$538,083,288	$1,981,582	$19,702,053

Contract unit transactions
Units outstanding at beginning of year	33,123	27,004,703	5,110,903	29,634	5,484,384	6,655	939,340
Units issued	40,484	5,414,639	1,434,714	21,429	30,070,607	141,303	318,166
Units redeemed	(15,111)	(5,459,012)	(1,345,701)	(7,975)	(6,690,118)	(47,107)	(262,530)
Units outstanding at end of year	58,496	26,960,330	5,199,916	43,088	28,864,873	100,851	994,976

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A
Operations
Net investment income (loss)	$(492)	$9,345	$7,891	$(2,270,897)	$(2,293)	$(1,100)	$(236,866)
Net realized gain (loss) on investments in Funds	2,309	563,479	11,517	10,608,131	10,774	973	1,438,617
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,981	1,493,210	36,700	29,340,032	89,696	18,021	3,106,389
Net change in net assets
from operations	16,798	2,066,034	56,108	37,677,266	98,177	17,894	4,308,140

Contract transactions
Purchase payments	45,074	1,434,371	190,935	9,882,474	324,957	130,029	3,408,756
Surrenders and terminations	(124)	(266,440)	(2,959)	(11,142,255)	(2,964)	(882)	(237,787)
Transfers between Investment Divisions	(24,979)	702,497	273,464	2,357,740	69,534	243,189	815,038
Contract owner charges	(244)	(83,384)	(855)	(1,584,844)	(4,244)	(12)	(169,797)
Net change in net assets
from contract transactions	19,727	1,787,044	460,585	(486,885)	387,283	372,324	3,816,210

Net change in net assets	36,525	3,853,078	516,693	37,190,381	485,460	390,218	8,124,350

Net assets beginning of year	88,757	9,909,668	150,391	131,352,625	218,013	—	13,222,011

Net assets end of year	$125,282	$13,762,746	$667,084	$168,543,006	$703,473	$390,218	$21,346,361

Contract unit transactions
Units outstanding at beginning of year	5,262	340,665	3,937	4,987,771	6,535	—	815,469
Units issued	2,597	129,685	16,398	1,191,573	11,473	33,993	506,134
Units redeemed	(1,506)	(74,422)	(5,488)	(1,219,729)	(1,530)	(1,472)	(298,852)
Units outstanding at end of year	6,353	395,928	14,847	4,959,615	16,478	32,521	1,022,751

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 26, 2021. The Statement of Changes in Net Assets is from April 26, 2021 through December 31, 2021.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(2,513)	$(3,836)	$579	$(14,254)	$(675,256)	$(1,123)
Net realized gain (loss) on investments in Funds	2,775	2,896,683	36,809	49,354	980,073	2,962
Net change in unrealized appreciation
(depreciation) on investments in Funds	138,782	196,628	(1,069)	304,807	279,277	3,087
Net change in net assets
from operations	139,044	3,089,475	36,319	339,907	584,094	4,926

Contract transactions
Purchase payments	33,000	2,278,618	—	628,765	4,039,872	72,160
Surrenders and terminations	—	(2,301,374)	(1,105)	(62,990)	(4,144,037)	(25,039)
Transfers between Investment Divisions	375,687	4,319,107	(89,351)	205,136	5,819,492	38,617
Contract owner charges	(6,633)	(158,079)	(1,818)	(252)	(434,259)	(2,239)
Net change in net assets
from contract transactions	402,054	4,138,272	(92,274)	770,659	5,281,068	83,499

Net change in net assets	541,098	7,227,747	(55,955)	1,110,566	5,865,162	88,425

Net assets beginning of year	255,379	13,591,386	171,903	1,002,597	45,063,368	168,529

Net assets end of year	$796,477	$20,819,133	$115,948	$2,113,163	$50,928,530	$256,954

Contract unit transactions
Units outstanding at beginning of year	15,073	982,967	12,120	160,784	3,608,828	12,037
Units issued	21,702	617,161	3,600	151,036	1,249,551	8,572
Units redeemed	(667)	(369,330)	(9,102)	(50,689)	(841,975)	(2,710)
Units outstanding at end of year	36,108	1,230,798	6,618	261,131	4,016,404	17,899

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(385,004)	$(2,691)	$(658,818)	$(3,940)	$(664,188)	$(2,083)	$(1,305,118)
Net realized gain (loss) on investments in Funds	3,185,900	20,390	817,779	10,827	828,829	460	1,977,772
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,514,209	100,103	176,854	3,747	(1,702,494)	(7,760)	2,907,920
Net change in net assets
from operations	7,315,105	117,802	335,815	10,634	(1,537,853)	(9,383)	3,580,574

Contract transactions
Purchase payments	3,406,792	152,355	6,114,904	204,582	6,028,353	253,130	9,388,844
Surrenders and terminations	(2,824,827)	(1,417)	(2,547,484)	(31,699)	(3,125,367)	(5,046)	(8,040,531)
Transfers between Investment Divisions	9,666,498	388,376	1,609,282	122,969	(446,635)	18,782	22,106,964
Contract owner charges	(157,539)	(578)	(363,028)	(5,357)	(363,425)	(2,827)	(869,632)
Net change in net assets
from contract transactions	10,090,924	538,736	4,813,674	290,495	2,092,926	264,039	22,585,645

Net change in net assets	17,406,029	656,538	5,149,489	301,129	555,073	254,656	26,166,219

Net assets beginning of year	19,370,699	158,264	47,821,993	513,974	48,124,993	230,012	86,992,145

Net assets end of year	$36,776,728	$814,802	$52,971,482	$815,103	$48,680,066	$484,668	$113,158,364

Contract unit transactions
Units outstanding at beginning of year	813,986	7,426	4,388,391	45,488	3,460,948	15,522	5,570,525
Units issued	1,110,025	25,373	1,566,400	48,078	1,379,586	19,592	3,056,015
Units redeemed	(736,938)	(7,593)	(1,130,983)	(22,533)	(1,231,216)	(1,979)	(1,685,064)
Units outstanding at end of year	1,187,073	25,206	4,823,808	71,033	3,609,318	33,135	6,941,476

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(2,051)	$(1,152,323)	$(941)	$(1,525,672)	$(2,240)	$(782,637)	$(759)
Net realized gain (loss) on investments in Funds	3,992	785,288	510	2,214,234	18,500	1,340,828	201
Net change in unrealized appreciation
(depreciation) on investments in Funds	17,942	2,208,142	6,171	3,869,858	5,819	(1,997,737)	(674)
Net change in net assets
from operations	19,883	1,841,107	5,740	4,558,420	22,079	(1,439,546)	(1,232)

Contract transactions
Purchase payments	454,205	5,253,725	29,200	7,746,640	167,074	6,251,164	80,713
Surrenders and terminations	(5,696)	(7,861,819)	(5,426)	(11,032,117)	(103,711)	(4,035,599)	—
Transfers between Investment Divisions	41,781	24,500,408	49,991	11,106,947	26,219	(1,654,272)	6,161
Contract owner charges	(3,905)	(682,058)	(1,838)	(918,506)	(1,825)	(463,385)	(991)
Net change in net assets
from contract transactions	486,385	21,210,256	71,927	6,902,964	87,757	97,908	85,883

Net change in net assets	506,268	23,051,363	77,667	11,461,384	109,836	(1,341,638)	84,651

Net assets beginning of year	195,964	72,155,552	132,060	100,578,621	415,995	60,879,204	128,809

Net assets end of year	$702,232	$95,206,915	$209,727	$112,040,005	$525,831	$59,537,566	$213,460

Contract unit transactions
Units outstanding at beginning of year	10,224	6,089,048	12,082	4,178,453	12,469	3,155,796	9,072
Units issued	35,355	3,250,123	6,320	1,158,354	10,604	1,212,737	5,437
Units redeemed	(9,744)	(1,484,681)	(691)	(888,340)	(7,736)	(1,210,045)	(279)
Units outstanding at end of year	35,835	7,854,490	17,711	4,448,467	15,337	3,158,488	14,230

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(369,965)	$(725)	$(3,229,473)	$(261)	$(351,409)	$(40)	$(8,027,641)
Net realized gain (loss) on investments in Funds	434,770	23,123	13,127,378	74	2,151,968	6	23,426,062
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,276,573	16,390	35,375,294	13,370	1,569,814	738	77,046,943
Net change in net assets
from operations	6,341,378	38,788	45,273,199	13,183	3,370,373	704	92,445,364

Contract transactions
Purchase payments	1,329,282	10,000	1,185,906	—	6,355,506	—	93,446,916
Surrenders and terminations	(2,386,928)	—	(20,098,568)	—	(3,698,745)	—	(29,616,041)
Transfers between Investment Divisions	285,027	(48,098)	(9,735,401)	—	1,599,161	—	33,424,491
Contract owner charges	(247,881)	(1,613)	(1,586,547)	—	(65,829)	(6)	(4,978,807)
Net change in net assets
from contract transactions	(1,020,500)	(39,711)	(30,234,610)	—	4,190,093	(6)	92,276,559

Net change in net assets	5,320,878	(923)	15,038,589	13,183	7,560,466	698	184,721,923

Net assets beginning of year	22,640,276	142,431	197,667,359	50,333	27,221,532	5,705	524,877,641

Net assets end of year	$27,961,154	$141,508	$212,705,948	$63,516	$34,781,998	$6,403	$709,599,564

Contract unit transactions
Units outstanding at beginning of year	1,283,260	6,531	8,154,907	1,582	1,917,563	386	25,894,684
Units issued	304,805	2,152	380,601	—	960,401	—	8,366,018
Units redeemed	(356,914)	(3,699)	(1,488,329)	—	(670,226)	—	(4,183,984)
Units outstanding at end of year	1,231,151	4,984	7,047,179	1,582	2,207,738	386	30,076,718

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Operations
Net investment income (loss)	$(24,700)	$(11,338,116)	$(26,163)	$(6,640,145)	$(13,326)	$(1,118,812)	$(16,279)
Net realized gain (loss) on investments in Funds	186,797	65,962,867	321,735	32,426,451	216,980	1,078,421	4,427
Net change in unrealized appreciation
(depreciation) on investments in Funds	655,493	39,831,161	345,832	22,060,935	155,244	(1,400,058)	(16,013)
Net change in net assets
from operations	817,590	94,455,912	641,404	47,847,241	358,898	(1,440,449)	(27,865)

Contract transactions
Purchase payments	871,274	49,760,513	294,927	28,073,486	88,760	5,585,482	171,811
Surrenders and terminations	(8,134)	(52,230,756)	(16,566)	(32,327,066)	(90,894)	(8,421,109)	(15,509)
Transfers between Investment Divisions	210,948	16,855,287	1,227,937	(10,758,424)	(446,858)	3,785,768	2,988,137
Contract owner charges	(33,734)	(7,548,516)	(49,447)	(4,841,947)	(23,854)	(747,777)	(2,214)
Net change in net assets
from contract transactions	1,040,354	6,836,528	1,456,851	(19,853,951)	(472,846)	202,364	3,142,225

Net change in net assets	1,857,944	101,292,440	2,098,255	27,993,290	(113,948)	(1,238,085)	3,114,360

Net assets beginning of year	4,277,989	737,742,758	3,957,538	434,827,165	2,753,286	81,937,783	1,444,632

Net assets end of year	$6,135,933	$839,035,198	$6,055,793	$462,820,455	$2,639,338	$80,699,698	$4,558,992

Contract unit transactions
Units outstanding at beginning of year	201,900	6,060,776	23,012	2,730,470	12,130	7,549,544	111,221
Units issued	89,624	1,287,474	20,665	356,053	1,835	2,677,566	265,135
Units redeemed	(46,674)	(1,269,524)	(12,474)	(481,908)	(3,618)	(2,657,064)	(21,869)
Units outstanding at end of year	244,850	6,078,726	31,203	2,604,615	10,347	7,570,046	354,487

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(138,520)	$(272)	$(3,864,089)	$(18,015)	$(1,981,049)	$(18,798)	$(471,056)
Net realized gain (loss) on investments in Funds	166,640	535	14,554,085	171,869	1,977,285	91,286	1,100,174
Net change in unrealized appreciation
(depreciation) on investments in Funds	337,118	2,145	49,565,770	845,094	11,604,039	310,775	1,193,969
Net change in net assets
from operations	365,238	2,408	60,255,766	998,948	11,600,275	383,263	1,823,087

Contract transactions
Purchase payments	2,190,961	31,178	20,917,486	423,042	13,744,623	2,225,479	10,327,242
Surrenders and terminations	(559,476)	(2,782)	(17,392,755)	(11,254)	(7,644,564)	(62,955)	(2,273,065)
Transfers between Investment Divisions	815,460	7,050	28,809,905	1,119,506	136,798,801	1,904,530	(493,405)
Contract owner charges	(68,854)	(504)	(2,368,034)	(17,605)	(1,395,997)	(30,250)	(259,281)
Net change in net assets
from contract transactions	2,378,091	34,942	29,966,602	1,513,689	141,502,863	4,036,804	7,301,491

Net change in net assets	2,743,329	37,350	90,222,368	2,512,637	153,103,138	4,420,067	9,124,578

Net assets beginning of year	9,548,448	24,071	202,461,004	2,081,265	35,096,090	1,721,109	32,557,019

Net assets end of year	$12,291,777	$61,421	$292,683,372	$4,593,902	$188,199,228	$6,141,176	$41,681,597

Contract unit transactions
Units outstanding at beginning of year	822,088	2,007	5,474,833	42,126	2,713,619	127,798	2,746,138
Units issued	372,167	3,767	1,892,519	42,141	11,756,451	316,596	1,256,407
Units redeemed	(173,495)	(893)	(1,209,862)	(12,067)	(1,510,459)	(44,929)	(669,336)
Units outstanding at end of year	1,020,760	4,881	6,157,490	72,200	12,959,611	399,465	3,333,209

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(6,549)	$(728,995)	$(23,149)	$(458,627)	$(4,621)	$(29,587)
Net realized gain (loss) on investments in Funds	5,490	1,170,105	26,298	5,168,694	100,897	74,897
Net change in unrealized appreciation
(depreciation) on investments in Funds	88,824	3,714,296	473,919	75,343	64,712	(21,709)
Net change in net assets
from operations	87,765	4,155,406	477,068	4,785,410	160,988	23,601

Contract transactions
Purchase payments	201,285	7,862,675	2,749,515	8,235,726	119,003	479,830
Surrenders and terminations	(24,761)	(3,010,022)	(145,029)	(1,673,913)	(7,886)	(53,929)
Transfers between Investment Divisions	2,316	16,948,906	222,584	5,458,248	90,536	227,839
Contract owner charges	(3,563)	(491,221)	(47,702)	(275,474)	(6,423)	(18,149)
Net change in net assets
from contract transactions	175,277	21,310,338	2,779,368	11,744,587	195,230	635,591

Net change in net assets	263,042	25,465,744	3,256,436	16,529,997	356,218	659,192

Net assets beginning of year	1,259,912	37,467,804	1,972,390	27,749,546	884,790	2,045,285

Net assets end of year	$1,522,954	$62,933,548	$5,228,826	$44,279,543	$1,241,008	$2,704,477

Contract unit transactions
Units outstanding at beginning of year	101,797	3,030,199	153,117	1,277,878	37,441	170,043
Units issued	16,001	2,204,482	228,040	798,188	8,410	102,679
Units redeemed	(2,200)	(562,196)	(14,431)	(314,015)	(950)	(50,978)
Units outstanding at end of year	115,598	4,672,485	366,726	1,762,051	44,901	221,744

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I
Operations
Net investment income (loss)	$—	$(462,180)	$(437)	$(167,888)	$4,320	$(7,934,009)	$(6,426)
Net realized gain (loss) on investments in Funds	—	(2,161,233)	(2,563)	3,974,674	10,605	22,981,654	72,115
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	613,906	(1,009)	(752,416)	2,065	75,451,390	157,390
Net change in net assets
from operations	—	(2,009,507)	(4,009)	3,054,370	16,990	90,499,035	223,079

Contract transactions
Purchase payments	—	1,290,609	17,500	2,743,911	10,144	49,165,530	235,011
Surrenders and terminations	—	(2,662,763)	(2,438)	(5,569,726)	—	(39,000,603)	(68,898)
Transfers between Investment Divisions	—	599,246	17,347	1,350,794	160,789	(2,871,937)	(44,564)
Contract owner charges	—	(246,321)	(780)	(607,961)	(4,951)	(5,133,677)	(14,760)
Net change in net assets
from contract transactions	—	(1,019,229)	31,629	(2,082,982)	165,982	2,159,313	106,789

Net change in net assets	—	(3,028,736)	27,620	971,388	182,972	92,658,348	329,868

Net assets beginning of year	—	36,757,661	68,677	65,030,616	262,464	532,082,807	1,128,163

Net assets end of year	$—	$33,728,925	$96,297	$66,002,004	$445,436	$624,741,155	$1,458,031

Contract unit transactions
Units outstanding at beginning of year	—	3,466,706	5,708	2,370,563	6,508	9,114,028	13,286
Units issued	—	589,786	4,164	419,061	4,254	1,332,223	5,335
Units redeemed	—	(689,966)	(1,395)	(498,958)	(443)	(1,333,347)	(3,758)
Units outstanding at end of year	—	3,366,526	8,477	2,290,666	10,319	9,112,904	14,863

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

	JNL/WMC Equity Income Fund - Class A	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(777,631)	$(7,191)	$(943,943)	$(425)	$(1,564,046)	$(7,174)	$(846,998)
Net realized gain (loss) on investments in Funds	2,539,836	246,120	1,131,713	129	116	4	2,399,971
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,859,599	42,318	14,394,430	19,366	—	—	10,788,788
Net change in net assets
from operations	11,621,804	281,247	14,582,200	19,070	(1,563,930)	(7,170)	12,341,761

Contract transactions
Purchase payments	4,817,079	37,500	1,503,567	12,219	29,874,744	5,055,165	2,396,163
Surrenders and terminations	(2,649,583)	(17,603)	(5,345,503)	(991)	(35,812,528)	(122,867)	(4,250,443)
Transfers between Investment Divisions	2,232,170	(1,120,995)	(1,630,019)	5,565	(5,069,573)	(2,657,188)	(417,913)
Contract owner charges	(550,092)	(8,439)	(647,517)	(656)	(938,854)	(21,795)	(569,289)
Net change in net assets
from contract transactions	3,849,574	(1,109,537)	(6,119,472)	16,137	(11,946,211)	2,253,315	(2,841,482)

Net change in net assets	15,471,378	(828,290)	8,462,728	35,207	(13,510,141)	2,246,145	9,500,279

Net assets beginning of year	45,269,477	2,157,140	60,778,747	65,982	127,863,389	2,203,773	50,085,702

Net assets end of year	$60,740,855	$1,328,850	$69,241,475	$101,189	$114,353,248	$4,449,918	$59,585,981

Contract unit transactions
Units outstanding at beginning of year	3,749,370	171,266	3,511,872	3,189	10,548,513	135,367	1,200,858
Units issued	1,153,370	19,412	344,360	741	11,556,971	588,010	158,056
Units redeemed	(845,305)	(106,184)	(657,064)	(71)	(12,573,821)	(436,673)	(218,681)
Units outstanding at end of year	4,057,435	84,494	3,199,168	3,859	9,531,663	286,704	1,140,233

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2021

JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$—
Net realized gain (loss) on investments in Funds	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—
Net change in net assets
from operations	—

Contract transactions
Net change in net assets
from contract transactions	—

Net change in net assets	—

Net assets beginning of year	—

Net assets end of year	$—

Contract unit transactions
Units outstanding at beginning of year	—
Units issued	—
Units redeemed	—
Units outstanding at end of year	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2022	86,102	5,229	0.00	14.577101	(21.51	)‡	2.15	19.583624	(20.05	)‡	0.30
12/31/2021	114,647	5,501	0.00	16.848967	12.23		2.80	25.618468	15.42		0.00
12/31/2020	99,990	5,467	0.00	15.012994	13.16		2.80	22.196601	16.37		0.00
12/31/2019	91,078	5,713	0.00	13.267306	22.57		2.80	19.073984	26.05		0.00
12/31/2018	76,550	5,975	0.00	10.824099	(5.57	)‡	2.80	15.131680	(10.47)		0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2022	210	13	0.00	15.626616	(19.92)		0.45	N/A	N/A		N/A
12/31/2021	269	14	0.00	19.513475	15.21		0.45	24.799240	15.27		0.40
12/31/2020	758	40	0.00	16.937488	16.21		0.45	21.514713	1.58		0.40
12/31/2019	282	19	0.00	14.574861	25.80		0.45	14.574861	25.80		0.45
12/31/2018+	228	20	0.00	11.585518	(10.15	)‡	0.45	11.585518	(10.15	)‡	0.45
JNL Bond Index Fund - Class I
12/31/2022	175	22	0.00	8.046010	(13.45)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.296795	0.43	‡	0.40	9.296795	0.43	‡	0.40
JNL Conservative Allocation Fund - Class A
12/31/2022	44,449	3,903	0.00	10.385406	(14.89)		2.05	12.986148	(13.13)		0.00
12/31/2021	54,963	4,135	0.00	12.202650	1.57		2.05	14.949674	3.67		0.00
12/31/2020	51,588	3,976	0.00	12.013945	5.33		2.05	14.419806	7.51		0.00
12/31/2019	34,589	2,832	0.00	11.405731	3.81	‡	2.05	13.412046	12.46		0.00
12/31/2018	23,376	2,116	0.00	10.388252	(5.05)		2.00	11.926446	(3.12)		0.00
JNL Conservative Allocation Fund - Class I
12/31/2022	85	7	0.00	12.402401	(13.28)		0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.302398	3.60		0.45	14.558496	3.72	‡	0.40
12/31/2020	—	—	0.00	13.805235	7.37		0.45	13.805235	7.37		0.45
12/31/2019	57	4	0.00	12.857871	12.16		0.45	12.857871	12.16		0.45
12/31/2018+	73	6	0.00	11.464194	(2.25	)‡	0.45	11.464194	(2.25	)‡	0.45
JNL Emerging Markets Index Fund - Class I
12/31/2022	18	3	0.00	7.167337	(18.80)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	8.826961	(8.34	)‡	0.40	8.826961	(8.34	)‡	0.40
JNL Growth Allocation Fund - Class A
12/31/2022	190,113	11,310	0.00	14.607499	(9.25	)‡	2.30	21.088487	(18.64)		0.00
12/31/2021	174,616	8,285	0.00	17.941534	10.38		2.46	25.920980	13.13		0.00
12/31/2020	170,138	8,995	0.00	16.253851	12.54		2.46	22.912063	15.34		0.00
12/31/2019	155,698	9,370	0.00	14.442554	20.68		2.46	19.864068	23.68		0.00
12/31/2018	135,664	9,965	0.00	11.967993	(11.29)		2.46	16.060587	(9.07)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Bond Index Fund - Class I - April 26, 2021; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2022	294	18	0.00	19.602136	(8.05	)‡	0.65	16.052635	(18.77	)‡	0.45
12/31/2021	227	11	0.00	19.761486	13.00		0.45	24.733647	10.09	‡	0.40
12/31/2020	212	12	0.00	17.487446	15.18		0.45	17.487446	15.18		0.45
12/31/2019	78	5	0.00	15.182600	23.43		0.45	15.182600	23.43		0.45
12/31/2018+	—	—	0.00	12.300199	(8.78	)‡	0.45	12.300199	(8.78	)‡	0.45
JNL International Index Fund - Class I
12/31/2022	269	33	4.66	8.161052	(14.09)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.499912	2.72	‡	0.40	9.499912	2.72	‡	0.40
JNL iShares Tactical Growth Fund - Class A
12/31/2022	34,480	1,888	1.38	16.567048	(17.02	)‡	2.00	20.604720	(15.35)		0.00
12/31/2021	41,382	1,894	1.03	19.634140	12.57		2.17	24.341823	15.04		0.00
12/31/2020	28,824	1,502	1.87	17.441378	9.87		2.17	21.159130	12.28		0.00
12/31/2019	27,606	1,592	1.66	15.874552	13.28	‡	2.17	18.844911	21.65		0.00
12/31/2018	22,239	1,540	1.36	13.586267	(12.59	)‡	1.90	15.490689	(9.12)		0.00
JNL iShares Tactical Growth Fund - Class I
12/31/2022	234	13	1.72	19.663143	(15.67)		0.65	17.255082	(15.50	)‡	0.45
12/31/2021	261	13	1.26	23.316112	14.68		0.65	23.715534	12.66	‡	0.40
12/31/2020	228	13	2.43	20.331083	11.87		0.65	17.770189	12.09		0.45
12/31/2019	150	9	2.78	18.174384	5.72	‡	0.65	15.853374	21.47		0.45
12/31/2018+	39	3	8.33	13.051443	(9.00	)‡	0.45	13.051443	(9.00	)‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2022	17,521	1,316	1.50	12.348040	(14.70)		1.80	15.024780	(13.15)		0.00
12/31/2021	19,349	1,246	1.26	14.475381	5.72		1.80	17.299916	7.64		0.00
12/31/2020	16,471	1,132	1.89	13.691881	6.74		1.80	16.071629	8.68		0.00
12/31/2019	13,540	996	2.08	12.827010	9.66	‡	1.80	14.787857	14.38		0.00
12/31/2018	11,719	978	1.68	11.457553	(7.52	)‡	1.75	12.929019	(5.35)		0.00
JNL iShares Tactical Moderate Fund - Class I
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2021	—	—	0.00	15.492926	7.52		0.45	16.876533	7.23	‡	0.40
12/31/2020	—	—	0.00	14.408981	8.49		0.45	14.408981	8.49		0.45
12/31/2019	—	—	0.00	13.281176	14.22		0.45	13.281176	14.22		0.45
12/31/2018+	—	—	0.00	11.627572	(4.57	)‡	0.45	11.627572	(4.57	)‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2022	28,514	1,801	1.42	14.406633	(16.10)		2.05	18.014401	(14.36)		0.00
12/31/2021	32,988	1,759	1.14	17.170726	9.07		2.05	21.036201	11.32		0.00
12/31/2020	29,181	1,711	1.90	15.743450	8.89		2.05	18.896233	11.15		0.00
12/31/2019	30,710	1,966	2.01	14.458039	0.50	‡	2.05	17.001293	18.06		0.00
12/31/2018	23,716	1,768	1.52	12.629804	(9.84	)‡	1.90	14.400208	(7.28)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Growth Allocation Fund - Class I - April 30, 2018; JNL International Index Fund - Class I - April 26, 2021; JNL iShares Tactical Growth Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2022	1,605	91	1.71	15.638858	(14.47)		0.45	17.667629	(14.43)	0.40
12/31/2021	1,969	96	1.36	18.285403	11.13		0.45	20.647222	11.18	0.40
12/31/2020	1,858	100	8.67	16.454715	10.92		0.45	18.570742	8.52	0.40
12/31/2019	25	2	3.01	14.834546	17.92		0.45	14.834546	17.92	0.45
12/31/2018+	—	—	0.00	12.580054	(6.84	)‡	0.45	12.580054	(6.84)‡	0.45
JNL Mid Cap Index Fund - Class I
12/31/2022	185	22	0.00	8.340244	(13.47)		0.40	N/A	N/A	N/A
12/31/2021+	—	—	0.00	9.638391	3.60	‡	0.40	9.638391	3.60 ‡	0.40
JNL Moderate Allocation Fund - Class A
12/31/2022	114,512	8,473	0.00	12.583981	(16.43	)‡	2.05	15.735588	(14.70)	0.00
12/31/2021	140,184	8,740	0.00	14.909009	5.11		2.15	18.447149	7.40	0.00
12/31/2020	142,291	9,402	0.00	14.184001	8.83		2.15	17.176765	11.20	0.00
12/31/2019	48,445	3,456	0.00	13.033128	13.21		2.15	15.447357	15.67	0.00
12/31/2018	39,568	3,207	0.00	11.512647	(6.52	)‡	2.15	13.354971	(4.94)	0.00
JNL Moderate Allocation Fund - Class I
12/31/2022	160	11	0.00	14.607574	(14.89)		0.45	15.299074	(14.85)	0.40
12/31/2021	129	8	0.00	17.162935	7.27		0.45	17.966429	6.41 ‡	0.40
12/31/2020	121	8	0.00	15.999748	11.03		0.45	15.999748	11.03	0.45
12/31/2019	96	7	0.00	14.410326	15.57		0.45	14.410326	15.57	0.45
12/31/2018+	23	2	0.00	12.468434	(4.34	)‡	0.45	12.468434	(4.34)‡	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2022	220,114	13,394	0.00	14.011441	(17.77	)‡	2.40	20.549935	(15.77)	0.00
12/31/2021	290,569	14,691	0.00	10.712462	4.30		5.50	24.398234	10.20	0.00
12/31/2020	284,537	15,664	0.00	10.270875	6.77		5.50	22.140572	12.81	0.00
12/31/2019	149,565	9,060	0.00	9.619359	13.13		5.50	19.626352	19.53	0.00
12/31/2018	138,079	9,875	0.00	8.502626	(9.49	)‡	5.50	16.419449	(6.64)	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2022	131	7	0.00	19.105227	(16.06)		0.65	15.887020	(15.89)‡	0.45
12/31/2021	158	7	0.00	22.761146	9.84		0.65	23.282505	8.44 ‡	0.40
12/31/2020	143	7	0.00	20.722013	12.45		0.65	17.162765	12.67	0.45
12/31/2019	330	21	0.00	18.427997	4.39	‡	0.65	15.232277	19.31	0.45
12/31/2018+	40	3	0.00	12.767382	(6.21	)‡	0.45	12.767382	(6.21)‡	0.45
JNL Multi-Manager Alternative Fund - Class A
12/31/2022	13,685	1,390	0.00	9.175728	(12.30)		2.05	10.740412	(10.49)	0.00
12/31/2021	16,124	1,447	0.00	10.462891	0.70		2.05	11.999213	2.78	0.00
12/31/2020	11,606	1,055	0.00	10.390475	10.74	‡	2.05	11.674366	7.58	0.00
12/31/2019	1,639	158	0.00	10.235567	7.73		1.25	10.852111	9.08	0.00
12/31/2018	1,292	135	0.00	9.501429	(5.03)		1.25	9.948649	(3.83)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Mid Cap Index Fund - Class I - April 26, 2021; JNL Moderate Allocation Fund - Class I - April 30, 2018; JNL Moderate Growth Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2022	199	19	0.00	10.227471	(11.00)		0.90	10.628030	(10.56)	0.40
12/31/2021	230	19	0.00	11.492052	0.97	‡	0.90	11.882608	1.51 ‡	0.40
12/31/2020+	50	4	0.00	11.615764	15.20	‡	0.45	11.615764	15.20 ‡	0.45
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2022	53,467	4,775	0.83	9.399528	(25.96	)‡	2.45	14.155821	(24.13)	0.00
12/31/2021	79,728	5,328	1.23	11.555415	(2.94)		3.06	18.657801	0.08	0.00
12/31/2020	85,696	5,660	1.55	11.905086	5.62		3.06	18.643117	8.86	0.00
12/31/2019	35,004	2,468	2.05	11.271844	14.30		3.06	17.125830	17.85	0.00
12/31/2018	30,664	2,505	1.55	9.862018	(20.82)		3.06	14.532268	(18.35)	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2022	383	27	1.33	13.193753	(24.43)		0.65	13.755396	(24.24)	0.40
12/31/2021	489	26	1.78	17.457961	(0.25)		0.65	18.155661	(0.00)	0.40
12/31/2020	403	21	1.70	17.502317	54.10	‡	0.65	18.156455	2.30	0.40
12/31/2019	140	8	2.41	17.451548	17.64		0.45	17.451548	17.64	0.45
12/31/2018+	170	11	4.04	14.834350	(17.38	)‡	0.45	14.834350	(17.38)‡	0.45
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2022	27,706	2,605	1.08	10.341703	(31.84)		2.05	11.314129	(30.44)	0.00
12/31/2021	43,810	2,825	0.50	15.173519	1.65	‡	2.05	16.264320	15.62	0.00
12/31/2020	153	11	1.85	13.654617	30.53		1.25	14.067604	32.18	0.00
12/31/2019	141	13	0.52	10.460541	10.03	‡	1.25	10.643000	31.72	0.00
12/31/2018+	50	6	0.00	8.049077	(5.26	)‡	1.00	8.080000	(19.20)‡	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2022	111	10	2.17	11.237626	(30.59)		0.45	N/A	N/A	N/A
12/31/2021+	74	5	0.49	16.189218	3.02	‡	0.45	16.216587	3.06 ‡	0.40
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2022	30,393	1,853	0.00	15.714214	(18.13	)‡	2.05	17.873922	(16.44)	0.00
12/31/2021	29,107	1,462	0.00	18.934424	21.41		2.31	21.391475	24.25	0.00
12/31/2020	18,087	1,113	0.00	15.595585	11.90		2.31	17.217076	14.52	0.00
12/31/2019	13,304	926	0.00	13.936793	25.83		2.31	15.034532	28.77	0.00
12/31/2018	7,418	655	0.00	11.076298	(7.86)		2.31	11.675946	(5.70)	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2022	1,174	67	0.00	17.192861	(16.93)		0.90	17.716735	(16.52)	0.40
12/31/2021	1,041	49	0.00	20.697681	17.93	‡	0.90	21.222270	18.70 ‡	0.40
12/31/2020	581	34	0.00	16.948167	14.21		0.65	17.090970	14.44	0.45
12/31/2019	319	21	0.00	14.839081	9.45	‡	0.65	14.934218	28.52	0.45
12/31/2018+	46	4	0.99	11.619907	(7.01	)‡	0.45	11.619907	(7.01)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager Emerging Markets Equity Fund - Class I - April 30, 2018; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2022	134,893	2,163	0.00	47.785894	(32.74	)‡	2.45	91.004000	(31.08)	0.00
12/31/2021	205,577	2,235	0.00	63.080557	(0.04)		2.92	132.033743	2.92	0.00
12/31/2020	180,836	2,008	0.00	63.106338	42.21		2.92	128.286352	46.43	0.00
12/31/2019	133,034	2,134	0.00	44.375064	31.98		2.92	87.612194	35.89	0.00
12/31/2018	91,626	1,987	0.00	33.621991	(4.89)		2.92	64.472376	(2.05)	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2022	1,331	15	0.00	81.316869	(31.32)		0.65	86.842651	(31.15)	0.40
12/31/2021	1,967	15	0.00	118.403700	2.55		0.65	126.134858	2.81	0.40
12/31/2020	1,469	12	0.00	115.456644	45.91		0.65	122.688290	3.16	0.40
12/31/2019	360	4	0.00	79.126417	11.27	‡	0.65	91.133832	35.70	0.45
12/31/2018+	50	1	0.00	67.156377	(7.63	)‡	0.45	67.156377	(7.63)‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2022	88,548	3,546	0.00	21.511325	(14.15	)‡	2.30	32.292827	(12.16)	0.00
12/31/2021	114,922	3,983	0.00	22.597995	19.45		2.92	36.761386	22.99	0.00
12/31/2020	58,134	2,445	0.00	18.918294	2.72		2.92	29.889760	5.76	0.00
12/31/2019	55,693	2,439	0.00	18.417571	21.66		2.92	28.261268	25.26	0.00
12/31/2018	43,655	2,358	0.30	15.138670	(17.24)		2.92	22.561407	(14.77)	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2022	341	11	0.00	29.952372	(12.50)		0.65	31.310476	(12.28)	0.40
12/31/2021	148	4	0.00	34.232761	5.37	‡	0.65	35.691941	11.00 ‡	0.40
12/31/2020	46	2	0.00	30.479961	5.61		0.45	30.479961	5.61	0.45
12/31/2019	40	1	0.00	28.860443	25.01		0.45	28.860443	25.01	0.45
12/31/2018+	26	1	2.65	23.087031	(11.90	)‡	0.45	23.087031	(11.90)‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2022	13,200	811	0.00	15.926994	(12.19	)‡	0.90	16.352100	(18.50)	0.40
12/31/2021	16,750	837	0.00	19.851890	27.69		0.65	20.064693	28.01	0.40
12/31/2020	11,636	744	0.00	15.546485	17.39		0.65	15.673907	17.68	0.40
12/31/2019	3,914	294	0.00	13.243535	30.40		0.65	13.318749	30.73	0.40
12/31/2018+	824	81	0.00	10.156098	(10.61	)‡	0.65	10.188288	(13.12)‡	0.40
JNL Small Cap Index Fund - Class I
12/31/2022	150	19	0.00	8.064381	(16.57)		0.40	N/A	N/A	N/A
12/31/2021+	—	—	0.00	9.666081	3.90	‡	0.40	9.666081	3.90 ‡	0.40
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2022+	929	100	0.00	9.235576	(7.64	)‡	1.65	9.276535	(7.23)‡	1.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018; JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2022+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2022	166,770	8,673	0.00	15.067650	(15.88	)‡	2.50	26.560432	(13.76)		0.00
12/31/2021	183,225	8,122	0.00	12.943387	10.21		4.00	30.797812	14.71		0.00
12/31/2020	133,736	6,751	0.00	11.744518	7.66		4.00	26.848363	21.11		0.00
12/31/2019	102,172	5,725	0.00	10.908516	16.04		4.00	22.585843	20.41		0.30
12/31/2018	70,950	4,726	0.69	9.400591	(8.63)		4.00	18.756694	(5.17	)‡	0.30
JNL/American Funds Balanced Fund - Class I
12/31/2022	1,053	41	0.00	24.141777	(14.02)		0.65	25.549513	(13.81)		0.40
12/31/2021	336	11	0.00	28.079692	14.34		0.65	29.643066	12.98	‡	0.40
12/31/2020	235	9	0.00	24.558701	11.66		0.65	27.681904	11.88		0.45
12/31/2019	220	9	0.00	21.995015	20.30		0.65	24.742667	20.54		0.45
12/31/2018+	41	2	3.86	18.282962	(2.22	)‡	0.65	20.525905	(4.21	)‡	0.45
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2022	8,788	1,020	0.00	8.527509	(2.31	)‡	2.00	8.810060	(12.86)		0.00
12/31/2021+	3,130	312	0.00	9.993349	0.03	‡	1.70	10.110000	1.20	‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2022	259	30	0.00	8.772561	(13.10)		0.65	8.793283	(12.93	)‡	0.45
12/31/2021+	53	5	0.00	10.095262	(0.34	)‡	0.65	10.102394	1.13	‡	0.40
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2022	20,560	1,780	0.00	11.083076	(9.57)		2.25	12.169973	(7.52)		0.00
12/31/2021	19,204	1,517	0.00	12.256597	11.99		2.25	13.159971	14.53		0.00
12/31/2020	10,450	937	0.00	10.944721	1.67		2.25	11.489968	3.98		0.00
12/31/2019	7,946	731	0.00	10.765128	13.66	‡	2.25	11.050000	17.43		0.00
12/31/2018+	1,526	162	0.00	9.395818	(4.51	)‡	1.70	9.410000	(5.43	)‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2022	304	25	0.00	11.922299	(8.12)		0.90	12.099051	(7.70	)‡	0.45
12/31/2021	326	25	0.00	12.975389	12.08	‡	0.90	13.130922	12.89	‡	0.40
12/31/2020	110	10	0.00	11.459295	3.56		0.65	11.456404	3.76		0.45
12/31/2019	82	7	0.00	11.065864	5.67	‡	0.65	11.040984	17.29		0.45
12/31/2018+	9	1	0.00	9.413801	(5.39	)‡	0.45	9.413801	(5.39	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022; JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Capital World Bond Fund - Class A
12/31/2022	20,758	2,348	0.00	8.211454	(19.56	)‡	2.05	10.645230	(17.90)	0.00
12/31/2021	26,076	2,386	0.00	9.343050	(7.95)		2.81	12.966599	(5.33)‡	0.00
12/31/2020	28,541	2,440	0.00	10.149999	6.51		2.81	13.264931	9.22	0.30
12/31/2019	28,096	2,594	0.00	9.529309	4.53		2.81	12.144985	7.19	0.30
12/31/2018	28,859	2,828	0.61	9.116305	(4.36)		2.81	11.330523	(1.91)	0.30
JNL/American Funds Capital World Bond Fund - Class I
12/31/2022	70	7	0.00	10.131218	(18.20)		0.65	10.458125	(18.00)	0.40
12/31/2021	61	5	0.00	12.385177	(5.63)		0.65	12.753708	(2.38)‡	0.40
12/31/2020	51	4	0.00	13.124743	9.16		0.65	13.863376	9.38	0.45
12/31/2019	30	3	0.00	12.023437	1.20	‡	0.65	12.673988	7.34	0.45
12/31/2018+	27	2	2.59	11.807275	(1.78	)‡	0.45	11.807275	(1.78)‡	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2022	54,050	2,789	0.00	18.050361	(26.53)		2.05	21.836866	(25.01)	0.00
12/31/2021	69,136	2,638	0.00	24.567633	13.72		2.05	29.119537	16.08	0.00
12/31/2020	47,530	2,076	0.00	21.602939	10.04	‡	2.05	25.085867	30.09	0.00
12/31/2019	28,703	1,604	0.00	17.003111	32.27		2.00	19.284081	34.95	0.00
12/31/2018	15,785	1,170	0.33	12.854504	(14.03	)‡	2.00	14.290153	(9.31)	0.00
JNL/American Funds Global Growth Fund - Class I
12/31/2022	693	33	0.00	21.006375	(25.31)		0.65	21.499720	(25.12)	0.40
12/31/2021	1,384	50	0.00	28.123848	15.71		0.65	28.712720	8.42 ‡	0.40
12/31/2020	390	16	0.00	24.305805	29.57		0.65	23.124886	29.82	0.45
12/31/2019	335	18	0.00	18.759522	34.51		0.65	17.812442	34.78	0.45
12/31/2018+	71	5	1.53	13.946355	(13.52	)‡	0.65	13.215871	(11.48)‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2022	38,992	2,356	0.00	15.334585	(31.22	)‡	2.05	19.888860	(29.80)	0.00
12/31/2021	57,235	2,394	0.00	21.018966	3.69		2.56	28.332960	6.38 ‡	0.00
12/31/2020	53,109	2,335	0.00	20.271121	26.05		2.56	25.795260	28.93	0.30
12/31/2019	44,937	2,519	0.00	16.081681	27.78		2.56	20.006829	30.70	0.30
12/31/2018	35,574	2,579	0.11	12.585042	(13.04)		2.56	15.306880	(11.04)	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2022	168	9	0.00	18.912667	(30.04)		0.65	20.054968	(29.90)‡	0.45
12/31/2021	244	9	0.00	27.033635	6.01		0.65	27.833578	0.52 ‡	0.40
12/31/2020	191	7	0.00	25.499856	28.94		0.65	26.932191	29.20	0.45
12/31/2019	124	6	0.00	19.776525	8.84	‡	0.65	20.845645	30.85	0.45
12/31/2018+	26	2	0.70	15.930988	(12.14	)‡	0.45	15.930988	(12.14)‡	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2022	184,920	9,807	0.00	17.178743	(21.10	)‡	2.30	21.956353	(19.27)	0.00
12/31/2021	230,946	9,747	0.00	18.115535	8.96		4.20	27.196997	13.64	0.00
12/31/2020	182,000	8,638	0.00	16.625524	15.10		4.20	23.933335	20.04	0.00
12/31/2019	139,861	7,868	0.00	14.443881	5.35	‡	4.20	19.937405	23.37	0.00
12/31/2018	105,778	7,216	0.00	13.406479	(8.54	)‡	2.80	16.161221	(5.39)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Capital World Bond Fund - Class I - April 30, 2018; JNL/American Funds Global Growth Fund - Class I - April 30, 2018; JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class I
12/31/2022	1,855	88	0.00	20.970735	(19.57)		0.65	21.379301	(19.37)	0.40
12/31/2021	2,035	78	0.00	26.074637	13.23		0.65	26.516477	11.70 ‡	0.40
12/31/2020	622	27	0.00	23.027919	19.63		0.65	22.783477	19.88	0.45
12/31/2019	113	6	0.00	19.248838	22.91		0.65	19.005876	23.16	0.45
12/31/2018+	67	4	0.00	15.661396	(2.02	)‡	0.65	15.432372	(6.73)‡	0.45
JNL/American Funds Growth Fund - Class A
12/31/2022	222,669	6,994	0.00	28.755981	(31.74)		2.30	36.949826	(30.15)	0.00
12/31/2021	277,194	5,992	0.00	42.125778	18.84		2.30	52.901914	21.61	0.00
12/31/2020	196,510	5,099	0.00	35.446581	48.15		2.30	43.501958	51.60	0.00
12/31/2019	86,756	3,361	0.00	23.925630	27.36		2.30	28.695198	30.32	0.00
12/31/2018	40,042	1,965	0.00	18.786502	(13.95	)‡	2.30	22.019254	(0.61)	0.00
JNL/American Funds Growth Fund - Class I
12/31/2022	2,594	73	0.00	34.313757	(30.57)		0.90	36.237028	(30.22)	0.40
12/31/2021	2,478	49	0.00	49.423738	14.28	‡	0.90	51.934108	21.48	0.40
12/31/2020	1,166	28	0.00	41.808168	51.05		0.65	42.749437	51.43	0.40
12/31/2019	366	13	0.00	27.678526	15.68	‡	0.65	28.230990	30.23	0.40
12/31/2018+	193	9	0.00	21.308285	(5.25	)‡	0.45	21.677913	(11.12)‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2022	470,230	16,428	0.00	25.553940	(18.71	)‡	2.30	34.194782	(16.82)	0.00
12/31/2021	580,445	16,625	0.00	29.653683	20.24		2.80	41.111171	23.65	0.00
12/31/2020	463,055	16,185	0.00	24.663099	9.98		2.80	33.248209	13.10	0.00
12/31/2019	427,858	16,701	0.00	22.425855	22.19		2.80	29.397385	25.66	0.00
12/31/2018	334,846	16,212	0.00	18.353938	(4.88)		2.80	23.395266	(2.16)	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2022	5,679	168	0.00	32.470445	(17.11)		0.65	33.515170	(16.91)	0.40
12/31/2021	5,535	137	0.00	39.173843	23.21		0.65	40.333558	23.51	0.40
12/31/2020	3,252	99	0.00	31.795542	12.72		0.65	32.655090	13.01	0.40
12/31/2019	1,573	55	0.00	28.206779	25.22		0.65	28.896977	25.53	0.40
12/31/2018+	600	25	0.00	22.526657	(3.87	)‡	0.65	23.020233	(9.89)‡	0.40
JNL/American Funds International Fund - Class A
12/31/2022	77,130	5,998	0.00	11.664490	(22.80	)‡	2.20	15.409134	(21.08)	0.00
12/31/2021	103,885	6,279	0.00	14.425179	(4.33)		2.60	19.524271	(1.82)	0.00
12/31/2020	105,766	6,203	0.00	15.078742	10.65		2.60	19.886037	13.56	0.00
12/31/2019	104,569	6,872	0.00	13.627658	19.31		2.60	17.511911	22.45	0.00
12/31/2018	92,421	7,330	0.88	11.421698	(15.76)		2.60	14.301205	(13.53)	0.00
JNL/American Funds International Fund - Class I
12/31/2022	451	31	0.00	14.187852	(21.58)		0.90	15.115642	(21.19)	0.40
12/31/2021	444	24	0.00	18.092265	(5.52	)‡	0.90	19.179451	(2.33)‡	0.40
12/31/2020	340	18	0.00	19.047295	13.19		0.65	20.117462	13.42	0.45
12/31/2019	275	16	0.00	16.827274	22.01		0.65	17.737188	22.26	0.45
12/31/2018+	225	16	2.91	13.791186	(1.64	)‡	0.65	14.507635	(14.78)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018; JNL/American Funds International Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2022	136,580	8,462	0.00	14.765343	(19.08	)‡	2.25	18.771415	(17.24)	0.00
12/31/2021	172,640	8,736	0.00	15.108317	5.44		4.20	22.682125	9.96	0.00
12/31/2020	163,117	8,959	0.00	14.329284	12.49		4.20	20.627709	17.32	0.00
12/31/2019	147,102	9,353	0.00	12.737887	3.87	‡	4.20	17.582562	18.65	0.00
12/31/2018	121,943	9,076	0.00	12.292972	(6.82	)‡	2.80	14.818989	(4.57)	0.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2022	1,357	75	0.00	17.928349	(17.51)		0.65	18.413210	(17.31)	0.40
12/31/2021	1,471	67	0.00	21.734835	9.55		0.65	22.267041	6.25 ‡	0.40
12/31/2020	854	43	0.00	19.840854	1.30	‡	0.65	19.688250	17.14	0.45
12/31/2019	56	3	0.00	16.807533	18.46		0.45	16.807533	18.46	0.45
12/31/2018+	—	—	0.00	14.188945	(5.03	)‡	0.45	14.188945	(5.03)‡	0.45
JNL/American Funds New World Fund - Class A
12/31/2022	74,098	5,361	0.00	12.527637	(24.14	)‡	2.25	16.657472	(22.42)	0.00
12/31/2021	99,269	5,492	0.00	11.301153	(1.13)		5.50	21.471421	4.46	0.00
12/31/2020	92,284	5,268	0.00	11.430569	16.47		5.50	20.555056	49.92	0.00
12/31/2019	78,394	5,436	0.00	9.814195	21.80		5.50	16.226364	28.30	0.30
12/31/2018	60,970	5,366	0.55	8.057669	(17.52	)‡	5.50	12.647117	(14.67)	0.30
JNL/American Funds New World Fund - Class I
12/31/2022	915	56	0.00	15.833631	(22.71)		0.65	16.342807	(22.51)	0.40
12/31/2021	783	37	0.00	20.485249	4.10		0.65	21.091399	2.38 ‡	0.40
12/31/2020	632	31	0.00	19.679144	22.64		0.65	20.784458	22.89	0.45
12/31/2019	300	18	0.00	16.046173	14.37	‡	0.65	16.913545	28.42	0.45
12/31/2018+	56	4	1.64	13.170323	(14.49	)‡	0.45	13.170323	(14.49)‡	0.45
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2022	248,659	9,206	0.00	24.460589	(10.96	)‡	2.30	32.730059	(8.90)	0.00
12/31/2021	280,940	9,337	0.00	26.966013	24.22		2.46	35.926057	27.31 ‡	0.00
12/31/2020	232,525	9,708	0.00	21.708818	5.78		2.46	27.330046	8.09	0.30
12/31/2019	239,318	10,667	0.00	20.521790	18.02		2.46	25.283736	20.60	0.30
12/31/2018	219,020	11,636	0.00	17.387785	(11.22)		2.46	20.964812	(9.27)	0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2022	852	26	0.00	30.125690	(9.45)		0.90	32.096252	(9.00)	0.40
12/31/2021	1,126	32	0.00	33.270710	26.56		0.90	35.270583	27.19	0.40
12/31/2020	1,066	38	0.00	26.289069	7.74		0.90	27.730258	0.97	0.40
12/31/2019	519	20	0.00	24.399629	7.63	‡	0.90	26.348347	20.82	0.45
12/31/2018+	122	6	0.00	21.808438	(6.23	)‡	0.45	21.808438	(6.23)‡	0.45
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2022	37,073	2,927	0.00	12.303039	(10.64)		2.30	13.339990	(8.57)	0.00
12/31/2021	41,826	2,975	0.00	13.768132	19.22		2.30	14.589997	21.99	0.00
12/31/2020	5,789	494	0.00	11.548805	9.23		2.30	11.960000	11.78	0.00
12/31/2019+	2,946	278	0.00	10.572458	5.04	‡	2.30	10.700000	7.00 ‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds New World Fund - Class I - April 30, 2018; JNL/American Funds Washington Mutual Investors Fund - Class I - April 30, 2018; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2022	88	7	0.00	13.174995	(8.89)		0.65	13.268339	(8.71	)‡	0.45
12/31/2021	50	3	0.00	14.460791	4.17	‡	0.65	14.552379	24.68	‡	0.40
12/31/2020	29	2	0.00	11.928123	11.63		0.45	11.928123	11.63		0.45
12/31/2019+	—	—	0.00	10.684941	6.85	‡	0.45	10.684941	6.85	‡	0.45
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2022	58,675	5,816	0.42	9.762138	(38.50	)‡	2.05	10.721682	(37.23)		0.00
12/31/2021	94,547	5,796	0.00	15.690229	(9.11)		2.32	17.080058	(6.97)		0.00
12/31/2020	97,028	5,462	0.00	17.261956	53.06		2.32	18.360048	56.66		0.00
12/31/2019	50,048	4,352	0.00	11.277712	27.52		2.32	11.720039	30.51		0.00
12/31/2018	31,842	3,559	0.00	8.843939	(18.04	)‡	2.32	8.980031	(13.15)		0.00
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2022	781	73	0.76	10.665731	(37.47	)‡	0.65	10.807017	(37.31)		0.40
12/31/2021	1,649	97	0.00	16.875010	(7.53)		0.90	17.238817	(7.06)		0.40
12/31/2020	1,612	88	0.00	18.248759	55.76		0.90	18.549189	52.92		0.40
12/31/2019	161	14	0.00	11.716031	29.68		0.90	11.670376	30.27		0.45
12/31/2018+	134	15	0.00	9.034424	(3.07	)‡	0.90	8.958846	(15.65	)‡	0.45
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
12/31/2022	472	122	0.00	3.851607	(56.27)		1.20	3.874299	(56.12	)‡	0.85
12/31/2021+	1,604	182	0.00	8.807601	(13.96	)‡	1.20	8.880000	(11.20	)‡	0.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2022	139,823	9,553	0.00	13.121414	(17.46	)‡	2.30	16.960349	(9.29	)‡	0.20
12/31/2021	184,379	10,486	0.00	15.440094	4.59		2.56	20.578955	7.30		0.00
12/31/2020	184,148	11,091	0.00	14.762765	15.93		2.56	19.178863	18.94		0.00
12/31/2019	175,605	12,403	0.00	12.734106	14.73		2.56	16.125218	17.71		0.00
12/31/2018	165,827	13,603	0.70	11.098800	(9.97)		2.56	13.699175	(7.62)		0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2022	166	10	0.00	16.531244	(15.87)		0.65	17.479343	(15.70	)‡	0.45
12/31/2021	133	7	0.00	19.649532	6.99		0.65	20.208759	6.73	‡	0.40
12/31/2020	97	6	0.00	18.364999	18.46		0.65	19.340897	18.70		0.45
12/31/2019	82	6	0.00	15.503390	10.00	‡	0.65	16.294561	17.55		0.45
12/31/2018+	10	1	0.00	13.862154	(6.73	)‡	0.45	13.862154	(6.73	)‡	0.45
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2022	89,660	7,489	0.00	10.335396	14.99	‡	2.30	14.922780	17.66		0.00
12/31/2021	59,655	5,772	0.00	8.025216	26.65		3.06	12.683225	30.59		0.00
12/31/2020	46,862	5,853	0.00	6.336397	1.15		3.06	9.712378	4.29		0.00
12/31/2019	39,911	5,168	0.00	6.264276	11.33		3.06	9.312459	14.79		0.00
12/31/2018	38,329	5,618	1.93	5.626800	(19.77)		3.06	8.112624	(17.27)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/Baillie Gifford International Growth Fund - Class I - April 30, 2018; JNL/Baillie Gifford U.S. Equity Growth Fund - Class A - April 26, 2021; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2022	313	22	0.00	13.958200	17.41		0.65	14.412417	17.64	‡	0.45
12/31/2021	55	5	0.00	11.888426	(0.39	)‡	0.65	12.341663	18.09	‡	0.40
12/31/2020	0	0	0.00	9.403735	4.15		0.45	9.403735	4.15		0.45
12/31/2019	—	—	0.00	9.029379	8.32	‡	0.45	9.029379	8.32	‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00	‡	0.00	0.000000	0.00	‡	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2022	221,630	3,092	0.00	52.769937	(39.47	)‡	2.60	108.273468	(37.88)		0.00
12/31/2021	392,192	3,349	0.00	79.426966	16.95		2.95	174.288237	20.45		0.00
12/31/2020	342,588	3,485	0.00	67.916317	34.40		2.95	144.697825	41.12		0.00
12/31/2019	235,864	3,296	0.00	50.532403	28.46		2.95	97.078302	31.90		0.30
12/31/2018	168,776	3,097	0.00	39.337835	(1.09)		2.95	73.597577	1.58	‡	0.30
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2022	2,060	19	0.00	97.053870	(38.09)		0.65	103.998426	(37.93)		0.40
12/31/2021	3,274	19	0.00	156.760571	20.02		0.65	167.559082	20.32		0.40
12/31/2020	2,333	16	0.00	130.609905	37.95		0.65	139.258459	38.29		0.40
12/31/2019	758	7	0.00	94.679703	28.70	‡	0.65	100.697030	32.20		0.40
12/31/2018+	192	2	0.00	83.249802	(5.56	)‡	0.45	76.169026	(12.07	)‡	0.40
JNL/Causeway International Value Select Fund - Class A
12/31/2022	40,809	2,591	1.33	11.845475	(9.43	)‡	2.60	22.598956	(7.05)		0.00
12/31/2021	45,963	2,675	1.32	10.136400	4.59		3.67	24.312772	8.50		0.00
12/31/2020	42,356	2,645	4.76	9.691792	2.08		3.67	22.408637	5.89		0.00
12/31/2019	41,381	2,697	2.87	9.494478	14.69		3.67	21.161334	18.97		0.00
12/31/2018	38,422	2,944	1.61	8.278617	(20.50)		3.67	17.786489	(17.51)		0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2022	409	18	2.24	23.330711	(7.16)		0.45	21.629506	(7.11)		0.40
12/31/2021	190	8	2.36	25.129735	8.28		0.45	23.285738	4.84	‡	0.40
12/31/2020	48	2	3.66	23.209000	5.75		0.45	23.209000	5.75		0.45
12/31/2019	58	3	3.72	21.946289	18.76		0.45	21.946289	18.76		0.45
12/31/2018+	4	0	0.00	18.479208	(16.51	)‡	0.45	18.479208	(16.51	)‡	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2022	41,703	2,946	0.00	13.662032	(33.87	)‡	2.05	15.218522	(32.51)		0.00
12/31/2021	61,255	2,880	0.00	20.303137	18.23		2.46	22.547822	21.17		0.00
12/31/2020	47,829	2,690	0.00	17.173029	27.33		2.46	18.608217	30.50		0.00
12/31/2019	28,922	2,093	0.00	13.486651	28.47		2.46	14.258641	31.66		0.00
12/31/2018	6,289	591	0.00	10.497771	(2.62)		2.46	10.829991	(0.18)		0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2022	848	57	0.00	14.734879	(22.39	)‡	0.90	15.128147	(32.60)		0.40
12/31/2021	1,205	54	0.00	22.206057	20.78		0.65	22.443750	21.08		0.40
12/31/2020	650	35	0.00	18.385863	30.11		0.65	18.536271	30.44		0.40
12/31/2019	358	25	0.00	14.130593	31.07		0.65	14.210628	31.40		0.40
12/31/2018+	152	14	0.00	10.780966	(3.06	)‡	0.65	10.815106	(13.09	)‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Causeway International Value Select Fund - Class I - April 30, 2018; JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2022	14,943	1,384	1.50	10.562257	(13.78)		2.00	11.332787	(12.05)	0.00
12/31/2021	7,135	572	2.11	12.250928	(1.48	)‡	2.00	12.885069	11.33	0.00
12/31/2020	1,714	151	0.76	11.243303	6.81	‡	1.90	11.573398	6.96	0.00
12/31/2019+	762	71	0.00	10.727453	11.21	‡	1.65	10.820000	8.20 ‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2022	590	52	1.72	11.117831	(12.45)		0.90	11.315362	(12.01)	0.40
12/31/2021	573	45	3.28	12.698518	2.42	‡	0.90	12.859753	8.62 ‡	0.40
12/31/2020	74	6	5.28	11.557285	6.87		0.45	11.557285	6.87	0.45
12/31/2019+	—	—	0.00	10.814640	8.15	‡	0.45	10.814640	8.15 ‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2022	68,922	1,460	0.00	39.976344	(17.31	)‡	2.05	68.527878	(15.60)	0.00
12/31/2021	83,269	1,466	0.00	33.968087	22.58		3.45	81.195190	26.88	0.00
12/31/2020	68,884	1,519	0.00	27.710359	11.93		3.45	63.994011	15.85	0.00
12/31/2019	70,508	1,773	0.00	24.757122	25.16		3.45	55.237664	29.55	0.00
12/31/2018	55,419	1,781	0.92	19.780636	(10.89)		3.45	42.639600	(7.75)	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2022	727	10	0.00	61.420846	(15.85)		0.65	65.594978	(15.64)	0.40
12/31/2021	374	5	0.00	72.989318	26.50		0.65	77.755292	21.08 ‡	0.40
12/31/2020	173	3	0.00	57.697765	15.55		0.65	66.586587	15.78	0.45
12/31/2019	132	2	0.00	49.933233	29.15		0.65	57.510538	29.41	0.45
12/31/2018+	24	1	0.00	38.662883	(1.68	)‡	0.65	44.440987	(7.29)‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2022	31,654	1,421	0.00	20.353566	(15.66)		2.25	25.665513	(13.75)	0.00
12/31/2021	35,942	1,374	0.00	24.132662	24.62		2.25	29.755978	27.46	0.00
12/31/2020	15,870	757	0.00	19.364631	10.66		2.25	23.345849	13.18	0.00
12/31/2019	9,695	512	0.49	17.498801	12.36	‡	2.25	20.627155	21.36	0.00
12/31/2018	5,251	330	0.40	15.171723	(19.93	)‡	1.80	16.996642	(13.68)	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2022	1,927	95	0.00	24.001552	(7.79	)‡	0.90	25.271537	(13.82)	0.40
12/31/2021	1,777	72	0.00	28.649645	6.55	‡	0.65	29.324813	27.50	0.40
12/31/2020	1,052	52	0.00	12.201795	13.03		0.45	23.000300	14.07	0.40
12/31/2019	22	2	1.52	10.794894	21.26		0.45	10.794894	21.26	0.45
12/31/2018+	5	1	1.55	8.902580	(12.70	)‡	0.45	8.902580	(12.70)‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2022	138,620	7,358	0.00	14.417786	(15.42	)‡	2.50	26.822639	(13.28)	0.00
12/31/2021	183,133	8,312	0.00	8.331673	(5.76)		5.50	30.930218	(0.43)	0.00
12/31/2020	191,900	8,577	0.00	8.841125	(0.54)		5.50	31.064881	5.09	0.00
12/31/2019	202,863	9,405	2.65	8.888847	2.04		5.50	29.561036	7.81	0.00
12/31/2018	205,261	10,152	1.00	8.710993	(2.70	)‡	5.50	27.419048	(0.45)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018; JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2022	1,158	44	0.00	24.104754	(13.58)		0.65	25.649084	(13.36)	0.40
12/31/2021	1,412	47	0.00	27.892366	(0.78)		0.65	29.605447	0.54 ‡	0.40
12/31/2020	835	28	0.00	28.111746	4.65		0.65	32.136726	4.86	0.45
12/31/2019	268	10	4.63	26.861458	1.37	‡	0.65	30.646072	7.75	0.45
12/31/2018+	42	1	3.67	28.443038	0.84	‡	0.45	28.443038	0.84 ‡	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2022	9,182	932	0.00	9.209604	(16.99)		2.30	10.744227	(15.05)	0.00
12/31/2021	11,564	985	0.00	11.095122	(1.55)		2.30	12.648119	0.74	0.00
12/31/2020	10,837	918	0.00	11.270070	15.33	‡	2.30	12.555498	3.04	0.00
12/31/2019	2,299	197	0.00	11.215343	1.52	‡	2.25	12.185008	11.38	0.00
12/31/2018	1,234	116	0.00	10.423412	(0.62	)‡	1.80	10.939750	(2.81)	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2022	44	5	0.00	10.525570	(15.16)		0.45	N/A	N/A	N/A
12/31/2021	52	5	0.00	12.406359	0.54		0.45	12.524472	0.65 ‡	0.40
12/31/2020	47	5	0.00	12.339541	2.88		0.45	12.339541	2.88	0.45
12/31/2019	56	6	0.00	11.994600	11.17		0.45	11.994600	11.17	0.45
12/31/2018+	38	4	11.04	10.789115	(0.57	)‡	0.45	10.789115	(0.57)‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2022	107,556	5,383	0.00	18.688144	(25.43	)‡	2.30	22.082498	(23.70)	0.00
12/31/2021	150,268	5,658	0.00	25.030202	21.16		2.32	28.942835	24.01	0.00
12/31/2020	106,106	4,891	0.00	20.658399	12.54		2.32	23.339820	15.18	0.00
12/31/2019	87,980	4,609	0.00	18.356624	30.59		2.32	20.263654	33.66	0.00
12/31/2018	45,992	3,176	0.88	14.056658	(6.71)		2.32	15.161123	(4.51)	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2022	1,104	53	0.00	21.457038	(23.98)		0.65	21.849593	(23.79)	0.40
12/31/2021	1,822	66	0.00	28.226271	23.58		0.65	28.671103	23.89	0.40
12/31/2020	972	44	0.00	22.839682	14.78		0.65	23.141704	1.62	0.40
12/31/2019	448	24	0.00	19.898757	17.41	‡	0.65	19.028092	33.48	0.45
12/31/2018+	56	4	2.54	14.255233	(4.20	)‡	0.45	14.255233	(4.20)‡	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2022	74,621	7,658	0.00	8.881450	(15.00	)‡	2.30	10.993773	(13.02)	0.00
12/31/2021	92,246	8,129	0.00	10.307562	(2.85)		2.46	12.639544	(0.43)	0.00
12/31/2020	97,467	8,447	0.00	10.610122	0.17		2.46	12.694405	2.66	0.00
12/31/2019	98,725	8,671	0.00	10.592416	3.06		2.46	12.365246	5.62	0.00
12/31/2018	91,579	8,392	3.58	10.278266	(0.68)		2.46	11.706944	1.80	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2022	846	82	0.00	10.329411	(10.98	)‡	0.90	10.760846	(13.09)	0.40
12/31/2021	873	73	0.00	12.195817	(0.82)		0.65	12.382301	0.09 ‡	0.40
12/31/2020	314	26	0.00	12.296496	2.25		0.65	11.910340	2.46	0.45
12/31/2019	217	18	0.00	12.025504	4.84	‡	0.65	11.624579	5.53	0.45
12/31/2018+	43	4	10.27	11.015670	2.56	‡	0.45	11.015670	2.56 ‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018; JNL/DoubleLine Total Return Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2022	50,179	2,087	0.00	16.617492	(15.92)‡	2.80	36.024689	(13.53)	0.00
12/31/2021	67,448	2,392	0.00	17.297725	(3.92)	3.30	41.663613	(0.69)	0.00
12/31/2020	67,548	2,349	0.00	18.002541	4.89	3.30	41.953616	6.46	0.00
12/31/2019	58,076	2,182	1.76	17.163194	5.68	3.30	35.940973	8.90	0.30
12/31/2018	55,159	2,236	2.46	16.240550	(4.80)	3.30	33.003716	(1.89)	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2022	154	4	0.00	31.972277	(13.84)	0.65	37.370195	(13.67)‡	0.45
12/31/2021	68	2	0.00	37.109449	(1.02)	0.65	39.665271	(0.77)	0.40
12/31/2020	2,114	53	0.00	37.492366	7.96	0.65	39.974527	7.62	0.40
12/31/2019	29	1	1.90	34.729233	7.37 ‡	0.65	40.349543	9.07	0.45
12/31/2018+	—	—	0.00	36.994925	0.70 ‡	0.45	36.994925	0.70 ‡	0.45
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2022	57,802	3,321	0.00	16.150464	(6.00)‡	2.10	20.367530	(4.01)	0.00
12/31/2021	63,374	3,442	0.00	16.568328	10.21	2.46	21.219206	12.95	0.00
12/31/2020	58,081	3,516	0.00	15.033621	(6.02)	2.46	18.785808	(3.68)	0.00
12/31/2019	67,991	3,906	0.00	15.996818	23.84	2.46	19.503654	26.92	0.00
12/31/2018	61,569	4,428	3.09	12.917768	(8.68)	2.46	15.367090	(6.40)	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2022	234	12	0.00	19.474488	(8.23)‡	0.65	20.020355	(4.11)	0.40
12/31/2021	30	1	0.00	21.323786	12.82	0.45	20.879363	15.68 ‡	0.40
12/31/2020	21	1	0.00	18.901408	(3.84)	0.45	18.901408	(3.84)	0.45
12/31/2019	12	1	0.00	19.655448	26.67	0.45	19.655448	26.67	0.45
12/31/2018+	—	—	0.00	15.516892	(5.30)‡	0.45	15.516892	(5.30)‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2022	131,481	7,326	0.00	15.238479	(6.68)‡	2.40	22.735120	(4.42)	0.00
12/31/2021	142,949	7,509	0.00	14.726643	11.30	3.06	23.786990	14.75	0.00
12/31/2020	136,669	8,133	0.00	13.232003	(2.17)	3.06	20.728601	0.87	0.00
12/31/2019	151,042	8,943	0.00	13.526021	12.59	3.06	20.550597	16.09	0.00
12/31/2018	143,553	9,744	4.41	12.013610	(7.21)	3.06	17.702639	(4.31)	0.00
JNL/Franklin Templeton Income Fund - Class I
12/31/2022	510	24	0.00	21.190518	(4.85)	0.65	23.061943	(4.66)‡	0.45
12/31/2021	250	11	0.00	22.270674	14.44	0.65	23.160671	12.52 ‡	0.40
12/31/2020	214	11	0.00	19.459803	0.50	0.65	21.093908	0.70	0.45
12/31/2019	143	7	0.00	19.363927	6.95 ‡	0.65	20.948050	15.82	0.45
12/31/2018+	5	0	6.11	18.086937	(3.40)‡	0.45	18.086937	(3.40)‡	0.45
JNL/Goldman Sachs 4 Fund - Class A
12/31/2022	410,258	12,795	0.00	27.150826	(13.11)‡	2.50	39.581954	(10.92)	0.00
12/31/2021	514,277	14,092	0.00	29.332418	31.54	2.95	44.436221	35.48	0.00
12/31/2020	433,597	15,890	0.00	22.298981	1.48	2.95	32.799105	4.52	0.00
12/31/2019	498,391	18,848	0.00	21.974472	21.40	2.95	31.382190	25.04	0.00
12/31/2018	430,430	20,089	0.00	18.100244	(9.01)	2.95	25.097842	(6.27)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - April 30, 2018; JNL/First Sentier Global Infrastructure Fund - Class I - April 30, 2018; JNL/Franklin Templeton Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs 4 Fund - Class I
12/31/2022	1,171	39	0.00	36.940516	(11.27)		0.65	29.923007	(11.10	)‡	0.45
12/31/2021	1,409	42	0.00	41.634247	17.29	‡	0.65	42.547273	26.65	‡	0.40
12/31/2020	609	24	0.00	24.881760	4.39		0.45	24.881760	4.39		0.45
12/31/2019	899	38	0.00	23.835832	24.85		0.45	23.835832	24.85		0.45
12/31/2018+	22	1	0.00	19.090995	(5.75	)‡	0.45	19.090995	(5.75	)‡	0.45
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2022	143,094	4,714	0.00	23.748977	(24.17	)‡	2.45	34.448207	(22.92	)‡	1.00
12/31/2021	200,140	5,051	0.00	24.869809	12.36		3.47	52.777156	15.97		0.30
12/31/2020	188,424	5,459	0.00	22.134849	16.00		3.47	45.507409	19.74		0.30
12/31/2019	166,565	5,716	0.00	19.081297	22.46		3.47	38.005439	26.41		0.30
12/31/2018	138,446	5,951	0.00	15.581462	(9.91)		3.47	30.066181	(6.99)		0.30
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2022	1,048	31	0.00	39.194162	(22.45)		0.65	41.694733	(22.26)		0.40
12/31/2021	1,462	33	0.00	50.541557	15.94		0.65	53.632148	11.25	‡	0.40
12/31/2020	1,119	30	0.00	43.592110	19.67		0.65	31.395277	19.91		0.45
12/31/2019	730	22	0.00	36.425940	26.34		0.65	26.181735	26.59		0.45
12/31/2018+	501	18	0.00	28.831784	(12.14	)‡	0.65	20.681900	(7.96	)‡	0.45
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2022	67,364	4,849	0.00	12.022065	(16.54	)‡	2.30	15.236716	(6.36	)‡	1.00
12/31/2021	90,845	5,501	0.00	12.944360	0.74		2.92	20.335427	3.41		0.30
12/31/2020	98,157	6,080	0.00	12.849313	5.66		2.92	19.664089	8.47		0.30
12/31/2019	102,028	6,784	0.00	12.160971	7.86		2.92	18.129383	10.73		0.30
12/31/2018	105,694	7,699	0.00	11.274347	(5.14)		2.92	16.372967	(2.60)		0.30
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
12/31/2021	—	—	0.00	16.294187	3.67		0.45	16.294187	3.67		0.45
12/31/2020	—	—	0.00	15.717293	8.61		0.45	15.717293	8.61		0.45
12/31/2019	—	—	0.00	14.471676	10.85		0.45	14.471676	10.85		0.45
12/31/2018+	—	—	0.00	13.055402	(1.87	)‡	0.45	13.055402	(1.87	)‡	0.45
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2022	305,184	10,486	0.00	23.020247	(23.04	)‡	2.45	32.945756	(21.92	)‡	1.00
12/31/2021	433,512	11,565	0.00	19.736587	9.76		4.20	49.828851	14.12		0.30
12/31/2020	425,116	12,819	0.00	17.982012	13.83		4.20	43.662502	18.36		0.30
12/31/2019	396,992	14,017	0.00	15.797221	4.41	‡	4.20	36.890330	24.04		0.30
12/31/2018	355,205	15,386	0.00	14.787047	(9.35)		3.67	29.741759	(6.22)		0.30
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2022	724	31	0.00	23.458227	(21.26)		0.45	N/A	N/A		N/A
12/31/2021	782	26	0.00	29.793113	14.30		0.45	29.793113	14.30		0.45
12/31/2020	364	14	0.00	26.064610	18.50		0.45	26.064610	18.50		0.45
12/31/2019	—	—	0.00	21.995022	24.20		0.45	21.995022	24.20		0.45
12/31/2018+	—	—	0.00	17.709185	(7.08	)‡	0.45	17.709185	(7.08	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs 4 Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Conservative Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2022	172,701	9,995	0.00	14.487998	(18.53	)‡	2.45	18.872918	(7.29)‡	1.00
12/31/2021	235,900	11,236	0.00	13.146773	2.37		4.20	25.763040	6.44	0.30
12/31/2020	248,561	12,450	0.00	12.842540	7.70		4.20	24.204181	11.99	0.30
12/31/2019	259,024	14,372	0.00	11.923857	4.39	‡	4.20	21.613133	14.56	0.30
12/31/2018	253,895	15,978	0.00	12.735227	(6.36)		3.06	18.867013	(3.73)	0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2022	51	3	0.00	17.002533	(16.63)		0.45	N/A	N/A	N/A
12/31/2021	62	3	0.00	20.394752	6.57		0.45	20.394752	6.57	0.45
12/31/2020	—	—	0.00	19.136696	12.20		0.45	19.136696	12.20	0.45
12/31/2019	—	—	0.00	17.055222	14.73		0.45	17.055222	14.73	0.45
12/31/2018+	—	—	0.00	14.865091	(3.53	)‡	0.45	14.865091	(3.53)‡	0.45
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2022	305,297	12,468	0.00	19.288951	(20.90	)‡	2.45	27.605306	(8.38)‡	1.00
12/31/2021	422,084	13,770	0.00	11.817307	4.92		5.50	40.620500	10.52	0.30
12/31/2020	438,080	15,623	0.00	11.263468	9.32		5.50	36.754770	15.15	0.30
12/31/2019	420,454	17,073	0.00	10.303277	12.75		5.50	31.917709	18.77	0.30
12/31/2018	400,495	19,126	0.00	9.138244	(8.82	)‡	5.50	26.874025	(5.19)	0.30
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2022	106	4	0.00	31.431584	(19.22)		0.65	33.436590	(19.02)	0.40
12/31/2021	1,147	29	0.00	38.911015	10.45		0.65	41.290099	8.69 ‡	0.40
12/31/2020	121	4	0.00	35.230059	15.14		0.65	22.851756	15.37	0.45
12/31/2019	54	2	0.00	30.597259	3.76	‡	0.65	19.807037	18.93	0.45
12/31/2018+	—	—	0.00	16.654885	(5.49	)‡	0.45	16.654885	(5.49)‡	0.45
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2022	22,345	2,184	0.00	9.742667	(23.67)		2.30	10.996485	(21.90)	0.00
12/31/2021	18,141	1,365	0.00	12.763386	(4.52)		2.30	14.079518	(2.30)	0.00
12/31/2020	13,414	974	0.00	13.368006	30.09		2.30	14.410919	33.12	0.00
12/31/2019	4,249	406	0.68	10.275916	5.76	‡	2.30	10.825771	21.09	0.00
12/31/2018	766	87	0.00	8.716601	1.68	‡	2.00	8.940000	(14.94)	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2022	434	40	0.00	10.804943	(22.13)		0.65	10.947737	(21.93)	0.40
12/31/2021	425	30	0.00	13.875324	(2.64)		0.65	14.023294	(9.42)‡	0.40
12/31/2020	425	30	0.00	14.251032	32.68		0.65	14.343736	32.95	0.45
12/31/2019	11	1	0.42	10.740565	20.60		0.65	10.788882	20.83	0.45
12/31/2018+	3	0	0.00	8.906161	5.02	‡	0.65	8.928999	(13.25)‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2022	23,171	1,884	0.42	11.582532	(17.69	)‡	2.05	13.557246	(15.99)	0.00
12/31/2021	36,384	2,460	0.99	13.691651	14.99		2.46	16.137922	17.85	0.00
12/31/2020	24,362	1,909	3.32	11.906925	8.55		2.46	13.693282	11.25	0.00
12/31/2019	25,228	2,172	1.56	10.969439	24.54		2.46	12.308602	27.64	0.00
12/31/2018	21,064	2,285	0.66	8.807995	(23.14)		2.46	9.643099	(21.22)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Moderate Fund - Class I - April 30, 2018; JNL/Goldman Sachs Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2022	317	24	0.93	13.136167	(16.33)		0.65	12.975037	(16.16	)‡	0.45
12/31/2021	310	20	1.32	15.699805	17.38		0.65	15.911004	9.47	‡	0.40
12/31/2020	203	15	6.46	13.375468	10.96		0.65	13.158709	11.18		0.45
12/31/2019	69	6	2.00	12.054306	20.98	‡	0.65	11.835236	27.35		0.45
12/31/2018+	29	3	2.41	9.293178	(18.73	)‡	0.45	9.293178	(18.73	)‡	0.45
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2022	7,447	656	1.09	11.031411	(27.25)		2.05	12.067727	(25.74)		0.00
12/31/2021	9,118	589	1.38	15.162707	41.21		2.05	16.251482	44.13		0.00
12/31/2020	2,463	226	2.17	10.737729	(6.08)		2.05	11.275262	(4.14)		0.00
12/31/2019	1,530	133	1.60	11.433291	2.36	‡	2.05	11.762031	25.26		0.00
12/31/2018+	51	5	0.00	9.330721	(1.52	)‡	1.65	9.390000	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2022	179	15	1.20	11.883795	(25.40	)‡	0.65	12.014757	(25.84)		0.40
12/31/2021	196	12	0.94	16.174911	44.00		0.45	16.202132	39.54	‡	0.40
12/31/2020	136	12	2.74	11.232721	(4.32)		0.45	11.232721	(4.32)		0.45
12/31/2019	86	7	0.88	11.739713	25.11		0.45	11.739713	25.11		0.45
12/31/2018+	72	8	0.00	9.383788	(6.16	)‡	0.45	9.383788	(6.16	)‡	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2022	29,037	2,247	0.00	12.464433	(3.95)		2.05	13.884610	(1.97)		0.00
12/31/2021	15,194	1,135	0.00	12.976893	16.25		2.05	14.162964	18.65		0.00
12/31/2020	9,549	836	0.00	11.163384	(1.43)		2.05	11.936475	0.61		0.00
12/31/2019	7,960	692	2.52	11.325722	21.33		2.05	11.864320	23.84		0.00
12/31/2018	3,127	332	0.47	9.334579	(7.16	)‡	2.05	9.579978	(7.26)		0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2022	36	3	0.00	13.638096	(2.36)		0.65	13.782754	(2.16	)‡	0.45
12/31/2021	7	1	0.00	13.967538	2.78	‡	0.65	14.117403	17.07	‡	0.40
12/31/2020	3	0	0.00	11.884702	0.42		0.45	11.884702	0.42		0.45
12/31/2019	—	—	0.00	11.835475	23.72		0.45	11.835475	23.72		0.45
12/31/2018+	—	—	0.00	9.566155	(4.94	)‡	0.45	9.566155	(4.94	)‡	0.45
JNL/Invesco Global Growth Fund - Class A
12/31/2022	85,598	3,206	0.00	21.025704	(33.93	)‡	2.60	34.613868	(32.40)		0.30
12/31/2021	146,680	3,664	0.00	27.540495	11.63		3.30	51.200643	15.03		0.30
12/31/2020	142,721	4,055	0.00	24.671997	24.01		3.30	44.512139	27.78		0.30
12/31/2019	148,765	5,328	0.62	19.895558	27.02		3.30	34.833792	30.89		0.30
12/31/2018	122,287	5,672	0.65	15.663154	(16.04)		3.30	26.613069	(13.47)		0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2022	279	8	0.00	33.673519	(32.46	)‡	0.65	37.861207	(32.33	)‡	0.45
12/31/2021	588	11	0.00	47.345935	14.69		0.90	52.503191	13.99	‡	0.40
12/31/2020	380	8	0.00	41.282385	27.36		0.90	48.562836	27.93		0.45
12/31/2019	225	6	1.49	32.413792	6.41	‡	0.90	37.959080	31.14		0.45
12/31/2018+	—	—	0.00	28.946474	(13.78	)‡	0.45	28.946474	(13.78	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018; JNL/Invesco Global Growth Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2022	126,051	3,268	0.00	32.671025	(36.69	)‡	2.20	52.041897	(35.28)		0.00
12/31/2021	208,553	3,445	0.00	38.895533	3.48		3.60	80.412082	7.27		0.00
12/31/2020	206,528	3,617	0.00	37.589072	50.97		3.60	74.963130	56.51		0.00
12/31/2019	144,777	3,923	0.00	24.897644	20.01		3.60	47.897105	24.41		0.00
12/31/2018	122,126	4,060	0.00	20.746462	(12.34)		3.60	38.499898	(9.11)		0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2022	857	17	0.00	47.551394	(35.51)		0.65	50.136996	(35.35)		0.40
12/31/2021	1,286	16	0.00	73.739698	6.90		0.65	77.555553	7.17		0.40
12/31/2020	809	11	0.00	68.979645	55.93		0.65	72.368033	8.91		0.40
12/31/2019	302	6	0.00	44.238407	24.01		0.65	49.283963	24.26		0.45
12/31/2018+	108	3	0.00	35.672386	(7.36	)‡	0.65	39.661561	(12.30	)‡	0.45
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2022	50,441	4,447	0.00	10.552143	(20.88	)‡	2.30	12.880759	(19.04)		0.00
12/31/2021	70,063	4,928	0.00	13.182229	6.25		2.45	15.910912	8.89		0.00
12/31/2020	71,347	5,387	0.00	12.406584	25.67	‡	2.45	14.612276	11.70		0.00
12/31/2019+	4,662	377	0.00	11.843717	4.79	‡	1.75	13.081381	17.78	‡	0.00
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2022	112	9	0.00	12.431986	(19.36)		0.65	12.785110	(19.20	)‡	0.45
12/31/2021	54	3	0.00	15.416001	8.54		0.65	15.640874	7.72	‡	0.40
12/31/2020	51	4	0.00	14.203053	27.53	‡	0.65	14.548309	11.54		0.45
12/31/2019+	—	—	0.00	13.042565	5.53	‡	0.45	13.042565	5.53	‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2022	61,040	5,068	0.37	11.647751	(10.02)		2.05	12.742268	(8.16)		0.00
12/31/2021	50,997	3,833	0.74	12.944406	9.57		2.05	13.874218	11.84		0.00
12/31/2020	32,780	2,722	0.59	11.813305	11.99		2.05	12.404947	14.31		0.00
12/31/2019	9,275	870	0.00	10.548100	8.43	‡	2.05	10.851600	13.00		0.00
12/31/2018+	592	62	0.58	9.542978	(5.06	)‡	1.65	9.603566	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2022	482	38	0.68	12.536281	(8.50)		0.65	12.674539	(8.27)		0.40
12/31/2021	371	27	0.88	13.701304	5.07	‡	0.65	13.817701	10.58	‡	0.40
12/31/2020	194	16	0.87	12.354098	14.19		0.45	12.354098	14.19		0.45
12/31/2019	49	5	0.00	10.818868	12.80		0.45	10.818868	12.80		0.45
12/31/2018+	—	—	0.00	9.590946	(4.09	)‡	0.45	9.590946	(4.09	)‡	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2022	177,405	2,304	0.00	60.131207	(28.73	)‡	2.30	113.538352	(27.08)		0.00
12/31/2021	253,742	2,367	0.00	71.530256	7.83		2.92	155.699928	11.03		0.00
12/31/2020	225,928	2,319	0.00	66.333609	43.71		2.92	140.233052	47.97		0.00
12/31/2019	135,134	2,037	0.00	46.157747	35.89		2.92	94.771883	39.92		0.00
12/31/2018	94,158	1,964	0.00	33.966471	(7.74)		2.92	67.734743	(5.00)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019; JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2022	2,016	18	0.00	99.918812	(27.34)		0.65	107.067346	(27.16)	0.40
12/31/2021	2,376	16	0.00	137.512573	10.63		0.65	146.983794	5.99 ‡	0.40
12/31/2020	1,475	10	0.00	124.296005	47.47		0.65	144.698310	47.77	0.45
12/31/2019	251	3	0.00	84.285596	35.88	‡	0.65	97.924497	39.71	0.45
12/31/2018+	11	0	0.00	70.090394	(7.30	)‡	0.45	70.090394	(7.30)‡	0.45
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2022	63,715	3,280	0.00	15.056152	(13.66	)‡	2.30	28.427711	(11.66)	0.00
12/31/2021	81,615	3,651	0.00	11.089469	(5.98)		4.00	32.180176	(2.14)	0.00
12/31/2020	94,877	4,105	0.00	11.794925	2.76		4.00	32.885191	6.95	0.00
12/31/2019	64,667	2,972	0.00	11.478273	2.28		4.00	30.747449	6.46	0.00
12/31/2018	58,328	2,819	3.13	11.222159	(3.51)		4.00	28.882557	0.45	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2022	1,345	50	0.00	25.205750	(11.96)		0.65	27.009014	(11.74)	0.40
12/31/2021	1,417	46	0.00	28.629044	(2.47)		0.65	30.600813	(2.22)	0.40
12/31/2020	1,590	50	0.00	29.352867	6.52		0.65	31.296211	6.21	0.40
12/31/2019	355	11	0.00	27.555355	4.09	‡	0.65	32.015066	6.33	0.45
12/31/2018+	10	0	0.00	30.108345	2.17	‡	0.45	30.108345	2.17 ‡	0.45
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2022	87,574	5,091	0.00	15.012247	(5.16	)‡	2.30	21.669867	(2.96)	0.00
12/31/2021	96,692	5,380	0.00	15.226687	24.14		2.56	22.330082	27.36	0.00
12/31/2020	51,038	3,589	0.00	12.265277	(6.22)		2.56	17.532483	29.75	0.00
12/31/2019	44,052	2,936	0.00	13.078240	19.86		2.56	17.526729	22.60	0.30
12/31/2018	39,869	3,222	1.15	10.911070	(11.34)		2.56	14.295732	(9.30)	0.30
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2022	776	37	0.00	19.482248	(1.89	)‡	0.90	21.100108	(3.04)	0.40
12/31/2021	652	30	0.00	20.961859	26.93		0.65	21.760702	21.43 ‡	0.40
12/31/2020	75	4	0.00	16.514278	(4.20)		0.65	17.819580	(4.01)	0.45
12/31/2019	58	3	0.00	17.238112	11.05	‡	0.65	18.563490	22.88	0.45
12/31/2018+	—	—	0.00	15.107357	(8.10	)‡	0.45	15.107357	(8.10)‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2022	7,236	511	2.59	13.013146	(18.77)		2.05	15.868423	(17.09)	0.00
12/31/2021	7,599	438	0.43	16.019342	(1.47	)‡	2.05	19.138599	6.42	0.00
12/31/2020	5,278	320	0.55	15.423895	6.29	‡	2.00	17.984244	13.03	0.00
12/31/2019	4,677	316	0.21	13.968943	19.56		1.95	15.911219	21.91	0.00
12/31/2018	3,737	304	0.20	11.683506	(12.20	)‡	1.95	13.051141	(10.19)	0.00
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2022	34	2	2.74	15.227297	(17.38)		0.65	14.417163	(17.22)‡	0.45
12/31/2021	46	2	0.74	18.431108	6.03		0.65	18.721107	6.04 ‡	0.40
12/31/2020	18	1	1.50	17.382691	33.56	‡	0.65	16.392357	12.89	0.45
12/31/2019	—	—	0.00	14.520434	21.69		0.45	14.520434	21.69	0.45
12/31/2018+	—	—	0.00	11.932192	(12.03	)‡	0.45	11.932192	(12.03)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Value Fund - Class I - April 30, 2018; JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2022	21,556	1,893	0.00	11.048500	(27.81)		2.15	12.139823	(26.25)		0.00
12/31/2021	30,787	1,965	0.00	15.305682	3.37		2.15	16.460787	5.61		0.00
12/31/2020	31,424	2,088	0.31	14.807335	44.25	‡	2.15	15.586240	34.85		0.00
12/31/2019	166	15	0.23	11.360124	29.13		1.25	11.558298	30.75		0.00
12/31/2018+	33	4	0.00	8.797745	(4.16	)‡	1.25	8.840000	(11.60	)‡	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2022	58	5	0.02	11.960030	(26.45)		0.65	12.065421	(26.30	)‡	0.45
12/31/2021	83	5	0.00	16.261097	(0.44	)‡	0.65	16.399316	3.93	‡	0.40
12/31/2020+	7	0	0.32	15.540390	46.24	‡	0.45	15.540390	46.24	‡	0.45
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2022	16,027	1,662	0.58	9.446406	(6.82)		2.00	9.965600	(4.95)		0.00
12/31/2021	14,362	1,399	0.35	10.138265	(1.66)		2.00	10.484276	0.33		0.00
12/31/2020+	5,906	570	0.00	10.309261	1.88	‡	2.00	10.449999	4.50		0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2022	416	42	0.99	9.870001	(5.34)		0.65	9.936153	(5.11)		0.40
12/31/2021	247	24	0.39	10.427324	0.03		0.65	10.471091	0.06	‡	0.40
12/31/2020+	47	5	0.00	10.423966	3.66	‡	0.65	10.423966	3.66	‡	0.65
JNL/Mellon Bond Index Fund - Class A
12/31/2022	83,516	6,323	0.00	10.623656	(15.58	)‡	2.40	17.559157	(13.54)		0.00
12/31/2021	106,431	6,879	0.00	9.474958	(5.84)		3.82	20.308800	(2.17)		0.00
12/31/2020	98,863	6,161	0.00	10.062159	3.04		3.82	20.759044	7.05		0.00
12/31/2019	86,537	5,701	2.49	9.765694	3.89		3.82	19.392225	7.93		0.00
12/31/2018	66,793	4,700	2.15	9.400141	(4.32)		3.82	17.967179	(0.57)		0.00
JNL/Mellon Bond Index Fund - Class I
12/31/2022	951	55	0.00	16.073078	(13.82)		0.65	16.938049	(13.60)		0.40
12/31/2021	1,135	57	0.00	18.650164	(2.42)		0.65	19.604878	0.41	‡	0.40
12/31/2020	328	17	0.00	19.113097	1.85	‡	0.65	21.306045	6.78		0.45
12/31/2019	110	6	5.35	19.953048	7.88		0.45	19.953048	7.88		0.45
12/31/2018+	—	—	0.00	18.495414	1.84	‡	0.45	18.495414	1.84	‡	0.45
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2022	14,544	1,538	0.00	7.565343	(42.66	)‡	2.30	12.391783	(41.45	)‡	0.20
12/31/2021	24,810	1,522	0.00	6.417237	9.45		5.50	22.137435	15.64		0.00
12/31/2020	18,434	1,299	0.00	5.863344	18.56		5.50	19.144175	25.26		0.00
12/31/2019	12,496	1,087	0.00	4.945635	19.65		5.50	15.283609	26.42		0.00
12/31/2018	8,980	984	3.98	4.133248	(3.38	)‡	5.50	12.089388	(5.81)		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020; JNL/Mellon Bond Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2022	98	8	0.00	11.779856	(41.51)		0.65	13.403693	(41.39	)‡	0.45
12/31/2021	154	7	0.00	20.139619	15.23		0.65	21.305256	9.46	‡	0.40
12/31/2020	36	2	0.00	17.478204	20.96	‡	0.65	19.808141	25.16		0.45
12/31/2019	5	0	0.00	15.826072	26.34		0.45	15.826072	26.34		0.45
12/31/2018+	—	—	21.81	12.527010	0.17	‡	0.45	12.527010	0.17	‡	0.45
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2022	81,894	2,061	0.00	32.115601	(37.39	)‡	2.30	55.143271	(35.94)		0.00
12/31/2021	148,282	2,359	0.00	38.345755	18.21		3.60	86.076755	22.54		0.00
12/31/2020	128,523	2,482	0.00	32.437901	41.82		3.60	70.243842	47.01		0.00
12/31/2019	92,410	2,594	0.00	22.872411	22.40		3.60	47.780851	26.88		0.00
12/31/2018	74,258	2,613	0.67	18.686283	(4.73)		3.60	37.657471	(1.22)		0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2022	201	4	0.00	49.988698	(36.13)		0.65	56.866789	(36.01	)‡	0.45
12/31/2021	755	9	0.00	78.271497	22.17		0.65	82.801969	21.00	‡	0.40
12/31/2020	313	4	0.00	64.070306	46.60		0.65	72.594608	46.90		0.45
12/31/2019	117	2	0.00	43.702711	12.51	‡	0.65	49.418420	26.71		0.45
12/31/2018+	25	1	3.11	38.999746	(4.93	)‡	0.45	38.999746	(4.93	)‡	0.45
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2022	27,649	1,967	0.00	13.343351	(5.49)		2.40	15.139725	(3.20)		0.00
12/31/2021	15,555	1,054	0.00	14.117899	13.53		2.40	15.639726	16.28		0.00
12/31/2020	12,247	953	0.00	12.435896	7.81		2.40	13.449753	10.43		0.00
12/31/2019	7,677	652	0.00	11.535216	11.28	‡	2.40	12.179900	26.09		0.00
12/31/2018	2,804	295	0.00	9.426694	(10.71)		1.90	9.659979	(8.95)		0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2022	220	16	0.00	14.891324	(3.47)		0.65	15.088819	(3.22)		0.40
12/31/2021	42	4	0.00	15.425868	15.95		0.65	15.591505	16.24		0.40
12/31/2020	117	10	0.00	13.304195	13.50	‡	0.65	13.413484	1.10		0.40
12/31/2019	45	5	0.00	12.135631	25.82		0.45	12.135631	25.82		0.45
12/31/2018+	23	2	0.00	9.644896	1.69	‡	0.45	9.644896	1.69	‡	0.45
JNL/Mellon Dow Index Fund - Class A
12/31/2022	68,916	2,391	0.00	23.591094	(9.52	)‡	2.25	40.039979	(7.46)		0.00
12/31/2021	73,697	2,330	0.00	24.869783	17.24		2.46	43.269993	20.16		0.00
12/31/2020	55,506	2,089	0.00	21.212520	6.31		2.46	36.009998	8.96		0.00
12/31/2019	30,504	1,239	0.00	19.953750	21.46		2.46	33.049998	24.48		0.00
12/31/2018	16,029	800	0.00	16.428637	(6.36)		2.46	26.550000	(4.01)		0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2022	931	24	0.00	35.900228	(7.75)		0.65	38.073534	(7.52)		0.40
12/31/2021	1,079	26	0.00	38.915262	19.81		0.65	41.168307	20.11		0.40
12/31/2020	656	19	0.00	32.481875	30.23	‡	0.65	34.276642	7.25		0.40
12/31/2019	72	2	0.00	32.982511	24.37		0.45	32.982511	24.37		0.45
12/31/2018+	—	—	0.00	26.518938	(2.35	)‡	0.45	26.518938	(2.35	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Communication Services Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Discretionary Sector Fund - Class I - April 30, 2018; JNL/Mellon Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/Mellon Dow Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2022	64,219	6,587	0.00	8.815440	(20.80	)‡	2.30	11.443020	(18.97)	0.00
12/31/2021	83,651	6,855	0.00	10.949428	(5.85)		2.46	14.121417	(3.50)	0.00
12/31/2020	83,321	6,504	3.28	11.629725	14.26		2.46	14.634288	17.10	0.00
12/31/2019	79,886	7,209	2.04	10.178536	15.03		2.46	12.496935	17.89	0.00
12/31/2018	74,542	7,812	1.69	8.848765	(17.31)		2.46	10.600316	(15.24)	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2022	535	47	0.00	10.948090	(19.15	)‡	0.65	11.262979	(18.95)	0.40
12/31/2021	781	56	0.00	13.195632	(4.04)		0.90	13.896183	(3.56)	0.40
12/31/2020	363	25	3.94	13.751313	16.50		0.90	14.409125	17.08	0.40
12/31/2019	256	21	2.67	11.803733	12.39	‡	0.90	12.595459	17.67	0.45
12/31/2018+	16	1	6.12	10.704146	(15.76	)‡	0.45	10.704146	(15.76)‡	0.45
JNL/Mellon Energy Sector Fund - Class A
12/31/2022	194,899	4,431	0.00	34.523696	57.45	‡	2.45	61.403993	61.35	0.00
12/31/2021	102,806	3,733	0.00	11.031990	46.41		5.50	38.057206	54.69	0.00
12/31/2020	70,924	3,939	0.00	7.534950	(37.28)		5.50	24.602344	(33.73)	0.00
12/31/2019	87,972	3,202	0.00	12.012894	2.83		5.50	37.124103	8.64	0.00
12/31/2018	81,253	3,169	2.77	11.682706	(25.40	)‡	5.50	34.170271	(20.43)	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2022	800	13	0.00	55.685358	60.84		0.65	59.055204	61.24	0.40
12/31/2021	375	10	0.00	34.622432	54.18	‡	0.65	36.626195	21.02 ‡	0.40
12/31/2020	83	3	0.00	25.447723	(33.78)		0.45	25.447723	(33.78)	0.45
12/31/2019	16	0	0.00	38.429869	8.54		0.45	38.429869	8.54	0.45
12/31/2018+	8	0	12.39	35.406504	(22.65	)‡	0.45	35.406504	(22.65)‡	0.45
JNL/Mellon Financial Sector Fund - Class A
12/31/2022	114,171	5,867	0.00	15.318163	(15.00	)‡	2.45	27.244191	(12.89)	0.00
12/31/2021	139,413	6,147	0.00	9.066611	22.42		5.50	31.277343	29.34	0.00
12/31/2020	100,483	5,680	0.00	7.406296	(7.92)		5.50	24.182328	(2.72)	0.00
12/31/2019	115,372	6,258	0.00	8.043483	24.06		5.50	24.857267	31.08	0.00
12/31/2018	98,217	6,873	1.20	6.483462	(16.21	)‡	5.50	18.963956	(13.87)	0.00
JNL/Mellon Financial Sector Fund - Class I
12/31/2022	433	16	0.00	24.721284	(13.13)		0.65	26.217145	(12.91)	0.40
12/31/2021	487	16	0.00	28.457757	28.94		0.65	30.104513	22.94 ‡	0.40
12/31/2020	93	4	0.00	22.069865	(3.00)		0.65	25.009996	(2.81)	0.45
12/31/2019	64	3	0.00	22.752361	15.73	‡	0.65	25.732214	30.90	0.45
12/31/2018+	29	1	3.32	19.658235	(13.09	)‡	0.45	19.658235	(13.09)‡	0.45
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2022	321,826	6,561	0.00	38.492926	(8.03	)‡	2.45	68.441606	(5.76)	0.00
12/31/2021	380,107	7,201	0.00	32.169433	15.92		3.62	72.622386	20.20	0.00
12/31/2020	320,566	7,213	0.00	27.750413	13.34		3.62	60.419152	17.52	0.00
12/31/2019	287,925	7,520	0.00	24.483947	17.06		3.62	51.411835	21.38	0.00
12/31/2018	247,360	7,750	0.92	20.915012	1.20		3.62	42.356250	4.95	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Emerging Markets Index Fund - Class I - April 30, 2018; JNL/Mellon Energy Sector Fund - Class I - April 30, 2018; JNL/Mellon Financial Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2022	1,076	16	0.00	62.005127	(6.04	)‡	0.65	65.757887	(5.80)	0.40
12/31/2021	805	11	0.00	62.375409	19.53		0.90	69.808158	14.73 ‡	0.40
12/31/2020	556	9	0.00	52.185899	16.86		0.90	62.407410	17.39	0.45
12/31/2019	438	9	0.00	44.655194	10.45	‡	0.90	53.161474	21.29	0.45
12/31/2018+	33	1	1.40	43.830851	4.29	‡	0.45	43.830851	4.29 ‡	0.45
JNL/Mellon Industrials Sector Fund - Class A
12/31/2022	11,651	841	0.00	13.358117	(10.56)		2.05	14.455755	(9.21)‡	0.55
12/31/2021	17,694	1,150	0.00	14.935116	18.47		2.05	16.300228	20.92	0.00
12/31/2020	7,029	546	0.00	12.607074	11.26		2.05	13.480000	13.56	0.00
12/31/2019	3,139	273	0.00	11.331236	27.37		2.05	11.870000	30.01	0.00
12/31/2018	2,346	262	0.00	8.896139	(8.42	)‡	2.05	9.130000	(14.43)	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2022	187	13	0.00	14.640713	(8.94)		0.65	14.834263	(8.71)	0.40
12/31/2021	66	4	0.00	16.077653	4.20	‡	0.65	16.250166	17.09 ‡	0.40
12/31/2020	37	3	0.00	13.421361	13.37		0.45	13.421361	13.37	0.45
12/31/2019	43	4	0.00	11.838711	29.84		0.45	11.838711	29.84	0.45
12/31/2018+	8	1	0.00	9.117955	(10.28	)‡	0.45	9.117955	(10.28)‡	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2022	327,781	10,638	0.00	23.572555	(33.73	)‡	2.60	43.436936	(31.99)	0.00
12/31/2021	539,416	11,725	0.00	31.804983	29.14		3.10	63.864657	33.21	0.00
12/31/2020	430,133	12,301	0.00	24.627810	40.69		3.10	47.943257	45.12	0.00
12/31/2019	296,951	12,177	0.00	17.504770	43.48		3.10	33.036527	47.99	0.00
12/31/2018	202,284	12,138	0.42	12.200394	(3.80)		3.10	22.322896	(0.76)	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2022	1,102	25	0.00	39.386807	(32.20	)‡	0.65	41.770531	(32.04)	0.40
12/31/2021	1,719	27	0.00	54.917053	32.49		0.90	61.459125	33.15	0.40
12/31/2020	1,099	23	0.00	41.450040	44.31		0.90	46.156833	2.02	0.40
12/31/2019	354	11	0.00	28.723097	12.15	‡	0.90	34.195809	47.83	0.45
12/31/2018+	34	1	2.70	23.132137	(4.42	)‡	0.45	23.132137	(4.42)‡	0.45
JNL/Mellon International Index Fund - Class A
12/31/2022	169,689	8,283	0.23	15.957203	(16.40	)‡	2.60	27.516359	(14.20)	0.00
12/31/2021	204,349	8,436	0.00	14.960708	6.33		3.82	32.070520	10.47	0.00
12/31/2020	103,912	4,693	3.48	14.070049	3.66		3.82	29.030757	7.70	0.00
12/31/2019	108,035	5,187	2.70	13.573001	16.66		3.82	26.955521	21.21	0.00
12/31/2018	94,117	5,408	3.24	11.634201	(17.16)		3.82	22.239266	(13.91)	0.00
JNL/Mellon International Index Fund - Class I
12/31/2022	2,359	87	0.53	25.190036	(14.46)		0.65	26.545983	(14.25)	0.40
12/31/2021	2,860	91	0.00	29.449469	10.07		0.65	30.957417	10.35	0.40
12/31/2020	772	27	4.92	26.754471	18.88	‡	0.65	28.054200	7.59	0.40
12/31/2019	390	15	3.03	27.734202	21.02		0.45	26.075174	21.08	0.40
12/31/2018+	179	8	9.44	22.916816	(14.29	)‡	0.45	21.535198	(12.60)‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Healthcare Sector Fund - Class I - April 30, 2018; JNL/Mellon Industrials Sector Fund - Class I - April 30, 2018; JNL/Mellon Information Technology Sector Fund - Class I - April 30, 2018; JNL/Mellon International Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Materials Sector Fund - Class A
12/31/2022	11,952	895	0.00	12.873360	(13.70)		2.05	14.339994	(11.92)	0.00
12/31/2021	12,911	840	0.00	14.916729	25.78		2.05	16.280001	28.39	0.00
12/31/2020	4,959	409	0.00	11.858917	16.43		2.05	12.680000	18.84	0.00
12/31/2019	2,209	214	0.00	10.185793	3.88	‡	2.05	10.670000	22.78	0.00
12/31/2018	1,073	126	0.00	8.472751	(20.25)		2.00	8.690000	(18.63)	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2022	245	17	0.00	14.108750	(12.14)		0.65	14.295711	(11.92)	0.40
12/31/2021	118	7	0.00	16.058216	8.15	‡	0.65	16.230499	25.89 ‡	0.40
12/31/2020	36	3	0.00	12.623502	18.74		0.45	12.623502	18.74	0.45
12/31/2019	8	1	0.00	10.631347	22.61		0.45	10.631347	22.61	0.45
12/31/2018+	—	—	0.00	8.670605	(14.01	)‡	0.45	8.670605	(14.01)‡	0.45
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2022	311,336	6,374	0.00	40.729046	(34.39	)‡	2.40	63.100625	(32.80)	0.00
12/31/2021	473,531	6,415	0.00	57.746837	23.17		2.82	93.904143	26.70	0.00
12/31/2020	386,476	6,549	0.00	46.882889	43.85		2.82	74.117943	47.96	0.00
12/31/2019	206,179	5,091	0.00	32.591592	34.71		2.82	50.091837	38.56	0.00
12/31/2018	139,169	4,705	0.31	24.194312	(3.42)		2.82	36.151693	(0.64)	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2022	2,854	54	0.00	58.480590	(33.00)		0.65	61.209367	(32.84)	0.40
12/31/2021	3,978	49	0.00	87.290484	26.34		0.65	91.136020	19.21 ‡	0.40
12/31/2020	2,153	35	0.00	69.092452	47.48		0.65	59.043511	47.78	0.45
12/31/2019	356	9	0.00	46.848102	33.72	‡	0.65	39.954455	38.39	0.45
12/31/2018+	113	4	2.36	28.871199	(3.89	)‡	0.45	28.871199	(3.89)‡	0.45
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2022	15,897	1,420	0.00	10.664823	(27.76	)‡	2.30	12.039959	(26.09)	0.00
12/31/2021	23,556	1,537	0.00	14.755086	35.57		2.32	16.289966	38.76	0.00
12/31/2020	12,834	1,146	0.00	10.883403	(7.49)		2.32	11.739939	(5.32)	0.00
12/31/2019	11,872	989	0.00	11.765059	25.03		2.32	12.400000	27.97	0.00
12/31/2018	2,054	216	0.00	9.409619	(7.46)		2.32	9.690000	(5.28)	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2022	380	33	0.00	11.799359	(26.30)		0.65	11.955510	(26.12)	0.40
12/31/2021	963	60	0.00	16.009855	38.35		0.65	16.181346	34.35 ‡	0.40
12/31/2020	203	18	0.00	11.571717	(7.43	)‡	0.65	11.647550	(5.49)	0.45
12/31/2019	90	8	0.00	12.323689	27.91		0.45	12.323689	27.91	0.45
12/31/2018+	67	7	0.00	9.634949	0.32	‡	0.45	9.634949	0.32 ‡	0.45
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2022	238,826	5,520	0.00	33.744407	(15.76	)‡	2.60	58.201321	(13.54)	0.00
12/31/2021	296,203	5,835	0.00	31.403894	19.48		3.82	67.317956	24.13	0.00
12/31/2020	246,217	5,950	0.00	26.283557	8.75		3.82	54.230135	12.99	0.00
12/31/2019	218,329	5,888	0.00	24.167834	20.88		3.82	47.995797	25.58	0.00
12/31/2018	176,644	5,907	0.87	19.993340	(14.93)		3.82	38.218769	(11.60)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Materials Sector Fund - Class I - April 30, 2018; JNL/Mellon Nasdaq® 100 Index Fund - Class I - April 30, 2018; JNL/Mellon Real Estate Sector Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2022	2,433	43	0.00	50.402838	(14.04)		0.90	55.975247	(13.61)	0.40
12/31/2021	3,726	58	0.00	58.638404	3.35	‡	0.90	64.797411	24.04	0.40
12/31/2020	1,719	33	0.00	49.818196	18.92	‡	0.65	52.237977	12.89	0.40
12/31/2019	590	13	0.00	49.217958	25.31		0.45	46.273524	25.37	0.40
12/31/2018+	127	3	3.24	39.276905	(10.56	)‡	0.45	36.908745	(18.28)‡	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2022	905,280	26,985	0.00	26.104145	(20.62	)‡	2.60	45.023925	(18.53)	0.00
12/31/2021	1,125,570	26,960	0.00	18.425364	21.23		5.50	55.264909	28.09	0.00
12/31/2020	890,048	27,005	0.00	15.198096	11.48		5.50	43.145413	17.78	0.00
12/31/2019	737,887	26,076	1.49	13.633067	23.83		5.50	36.631175	30.83	0.00
12/31/2018	555,334	25,358	1.40	11.009286	(7.82	)‡	5.50	27.998118	(4.88)	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2022	175,541	4,855	0.00	28.228618	(18.78	)‡	2.60	48.688381	(16.64)	0.00
12/31/2021	228,896	5,200	0.00	27.247027	21.39		3.82	58.408930	26.12	0.00
12/31/2020	180,303	5,111	0.00	22.445134	6.66		3.82	46.311776	10.81	0.00
12/31/2019	173,393	5,364	0.00	21.044398	17.65		3.82	41.794075	22.23	0.00
12/31/2018	141,487	5,282	0.89	17.887619	(12.35)		3.82	34.193186	(8.92)	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2022	2,099	44	0.00	42.166016	(17.12)		0.90	46.826564	(16.71)	0.40
12/31/2021	2,473	43	0.00	50.877948	25.34		0.90	56.220314	25.97	0.40
12/31/2020	1,344	30	0.00	40.591482	10.17		0.90	44.630061	10.72	0.40
12/31/2019	593	14	0.00	36.846030	21.48		0.90	40.309893	22.09	0.40
12/31/2018+	284	9	4.04	30.331315	(9.21	)‡	0.90	33.017253	(22.37)‡	0.40
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2022	382,430	25,996	0.00	14.061994	(21.74	)‡	2.30	15.840000	(19.92)	0.00
12/31/2021	538,083	28,865	0.00	17.951126	22.49		2.31	19.780000	25.35	0.00
12/31/2020	82,764	5,484	0.00	14.655642	17.44		2.31	15.780000	20.18	0.00
12/31/2019	53,796	4,224	0.00	12.479435	27.13	‡	2.31	13.130000	30.13	0.00
12/31/2018	28,919	2,914	0.00	9.800229	(8.09)		2.46	10.090000	(5.79)	0.00
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2022	1,740	111	0.00	15.599381	(20.17)		0.65	15.805825	(19.97)	0.40
12/31/2021	1,982	101	0.00	19.540751	24.81		0.65	19.750061	10.89 ‡	0.40
12/31/2020	105	7	0.00	15.656079	19.85		0.65	15.727146	20.09	0.45
12/31/2019	88	7	0.00	13.062688	29.63		0.65	13.095750	29.89	0.45
12/31/2018+	304	30	0.00	10.077072	(8.86	)‡	0.65	10.082379	(5.52)‡	0.45
JNL/Mellon Utilities Sector Fund - Class A
12/31/2022	35,500	1,809	0.00	18.400370	(1.24	)‡	2.05	22.436772	0.80	0.00
12/31/2021	19,702	995	0.00	18.453726	14.28		2.16	22.257739	16.77	0.00
12/31/2020	16,128	939	0.00	16.148431	(3.17)		2.16	19.061000	(1.05)	0.00
12/31/2019	17,702	1,005	0.79	16.676586	11.92	‡	2.16	19.263774	24.20	0.00
12/31/2018	9,573	663	2.42	13.790975	(3.14	)‡	2.07	15.510340	3.79	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon S&P 400 MidCap Index Fund - Class I - April 30, 2018; JNL/Mellon Small Cap Index Fund - Class I - April 30, 2018; JNL/Mellon U.S. Stock Market Index Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Utilities Sector Fund - Class I
12/31/2022	374	18	0.00	21.596100	0.56		0.65	21.990944	0.81		0.40
12/31/2021	125	6	0.00	21.474980	16.35		0.65	21.813255	25.01	‡	0.40
12/31/2020	89	5	0.00	18.457167	1.78	‡	0.65	16.761019	(1.12)		0.45
12/31/2019	90	5	1.24	16.951442	24.14		0.45	16.951442	24.14		0.45
12/31/2018+	22	2	5.37	13.655630	4.91	‡	0.45	13.655630	4.91	‡	0.45
JNL/Mellon World Index Fund - Class A
12/31/2022	13,251	463	0.00	23.755709	(19.66)		2.00	38.016740	(18.05)		0.00
12/31/2021	13,763	396	1.35	29.570778	18.77		2.00	46.388240	21.17		0.00
12/31/2020	9,910	341	2.00	24.896627	13.32		2.00	38.282437	15.61		0.00
12/31/2019	8,224	323	2.06	21.969424	24.75		2.00	33.112437	27.27		0.00
12/31/2018	3,811	190	4.41	17.611209	(12.91	)‡	2.00	26.018116	(8.84)		0.00
JNL/Mellon World Index Fund - Class I
12/31/2022	343	9	0.00	34.119207	(18.29)		0.65	36.184981	(18.09)		0.40
12/31/2021	667	15	2.82	41.757642	7.91	‡	0.65	44.175661	2.94	‡	0.40
12/31/2020	150	4	3.20	38.203911	15.50		0.45	38.203911	15.50		0.45
12/31/2019	—	—	0.00	33.075970	27.19		0.45	33.075970	27.19		0.45
12/31/2018+	—	—	0.00	26.004166	(8.64	)‡	0.45	26.004166	(8.64	)‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2022	141,577	4,645	0.00	25.585345	(11.21	)‡	2.45	39.449413	(9.01)		0.00
12/31/2021	168,543	4,960	0.00	26.034510	26.60		3.06	43.355539	30.53	‡	0.00
12/31/2020	131,353	4,988	0.00	20.564507	0.74		3.06	31.690165	3.56		0.30
12/31/2019	102,694	4,011	0.00	20.413633	26.94		3.06	30.601041	30.49		0.30
12/31/2018	89,189	4,491	0.52	16.081411	(14.35)		3.06	23.450359	(11.94)		0.30
JNL/MFS Mid Cap Value Fund - Class I
12/31/2022	908	23	0.00	36.647763	(9.35)		0.65	38.303212	(9.12)		0.40
12/31/2021	703	16	0.00	40.425558	30.08		0.65	42.146322	22.79	‡	0.40
12/31/2020	218	7	0.00	31.077076	3.45		0.65	33.683573	3.66		0.45
12/31/2019	92	3	0.00	30.039459	11.61	‡	0.65	32.493753	30.77		0.45
12/31/2018+	20	1	1.57	24.847810	(11.44	)‡	0.45	24.847810	(11.44	)‡	0.45
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2022	312	40	0.00	7.745653	(35.28)		1.25	7.910008	(34.47)		0.00
12/31/2021+	390	33	0.00	11.967525	19.68	‡	1.25	12.070002	20.70	‡	0.00
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2022	17,264	1,048	0.00	15.844076	(21.61	)‡	2.05	17.802475	(19.99)		0.00
12/31/2021	21,346	1,023	0.00	20.098422	27.82		2.17	22.250543	30.63		0.00
12/31/2020	13,222	815	0.00	15.723810	17.93		2.17	17.033815	20.52		0.00
12/31/2019	6,292	462	0.00	13.332621	27.90		2.17	13.814116	29.60		0.85
12/31/2018	1,118	106	0.01	10.423851	(6.37)		2.17	10.658671	(7.14	)‡	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Utilities Sector Fund - Class I - April 30, 2018; JNL/Mellon World Index Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018; JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2022	729	41	0.00	17.450763	(20.23)		0.65	17.673938	(20.07	)‡	0.45
12/31/2021	796	36	0.00	21.875630	6.77	‡	0.65	22.120822	27.38	‡	0.40
12/31/2020	255	15	0.00	16.943844	20.38		0.45	16.943844	20.38		0.45
12/31/2019	42	3	0.00	14.075186	30.66		0.45	14.075186	30.66		0.45
12/31/2018+	—	—	0.00	10.772321	(4.49	)‡	0.45	10.772321	(4.49	)‡	0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2022	19,352	1,346	1.33	13.774161	(15.75)		2.30	15.234872	(13.80)		0.00
12/31/2021	20,819	1,231	1.31	16.349637	21.07		2.30	17.673314	23.89		0.00
12/31/2020	13,591	983	1.40	13.503929	11.57		2.30	14.265101	14.17		0.00
12/31/2019	6,482	528	0.82	12.103135	31.58		2.30	12.494531	34.64		0.00
12/31/2018+	2,762	299	0.00	9.198511	(3.72	)‡	2.30	9.280000	(7.20	)‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2022	224	15	2.23	15.006960	(14.08)		0.65	15.138967	(13.91	)‡	0.45
12/31/2021	116	7	0.88	17.466380	23.50		0.65	17.620718	17.51	‡	0.40
12/31/2020	172	12	2.58	14.142483	18.46	‡	0.65	14.210003	13.92		0.45
12/31/2019	14	1	0.71	12.474074	34.51		0.45	12.474074	34.51		0.45
12/31/2018+	10	1	0.00	9.273930	(7.26	)‡	0.45	9.273930	(7.26	)‡	0.45
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2022	4,081	421	0.00	9.440848	20.05		1.25	10.521803	21.55		0.00
12/31/2021	2,113	261	0.00	7.864280	28.14		1.25	8.656145	29.76		0.00
12/31/2020	1,003	161	0.00	6.137098	(4.83)		1.25	6.671117	(3.63)		0.00
12/31/2019	930	142	2.03	6.448355	10.70		1.25	6.922383	12.09		0.00
12/31/2018	666	113	0.38	5.825312	(11.68)		1.25	6.175848	(10.56)		0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2022+	714	77	0.00	9.211295	(7.89	)‡	1.25	9.236279	(1.50	)‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2022	45,392	4,043	0.00	9.968770	(12.93)		2.40	12.879353	(10.82)		0.00
12/31/2021	50,929	4,016	0.00	11.449662	0.22		2.40	14.442605	2.65		0.00
12/31/2020	45,063	3,609	0.00	11.424764	4.47		2.40	14.069298	7.01		0.00
12/31/2019	45,837	3,879	2.68	10.936100	2.83	‡	2.40	13.147670	9.35		0.00
12/31/2018	40,557	3,715	1.95	10.299613	(4.78)		2.32	12.023144	(2.54)		0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2022	319	25	0.00	12.354697	(11.17)		0.65	12.932181	(10.99	)‡	0.45
12/31/2021	257	18	0.00	13.907755	2.37		0.65	14.248062	2.60	‡	0.40
12/31/2020	169	12	0.00	13.586096	6.61		0.65	14.164429	6.82		0.45
12/31/2019	128	10	3.56	12.743610	7.71	‡	0.65	13.259549	9.11		0.45
12/31/2018+	5	0	0.00	12.152486	(1.44	)‡	0.45	12.152486	(1.44	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar U.S. Sustainability Index Fund - Class I - April 30, 2018; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Newton Equity Income Fund - Class A
12/31/2022	84,740	2,686	0.00	28.379862	1.45		2.30	36.468221	3.80	0.00
12/31/2021	36,777	1,187	0.00	27.975221	29.75		2.30	35.133154	32.77	0.00
12/31/2020	19,371	814	0.00	21.561335	0.12		2.30	26.462238	2.45	0.00
12/31/2019	21,731	922	0.00	21.535756	9.98	‡	2.30	25.829843	28.62	0.00
12/31/2018	14,742	793	1.08	17.491908	(13.71	)‡	2.00	20.082070	(9.61)	0.00
JNL/Newton Equity Income Fund - Class I
12/31/2022	1,915	60	0.00	34.794325	3.44		0.65	35.478988	3.70	0.40
12/31/2021	815	25	0.00	33.637333	32.31		0.65	34.213815	22.59 ‡	0.40
12/31/2020	158	7	0.00	25.422627	26.54	‡	0.65	20.356124	2.30	0.45
12/31/2019	52	3	0.00	19.898818	28.38		0.45	19.898818	28.38	0.45
12/31/2018+	10	1	3.08	15.499712	(8.26	)‡	0.45	15.499712	(8.26)‡	0.45
JNL/PIMCO Income Fund - Class A
12/31/2022	45,665	4,584	0.00	9.577128	(9.95	)‡	2.05	10.669811	(8.09)	0.00
12/31/2021	52,971	4,824	0.00	10.515114	(0.34)		2.32	11.608837	1.99	0.00
12/31/2020	47,822	4,388	0.00	10.551466	2.54		2.32	11.381819	4.95	0.00
12/31/2019	35,499	3,378	3.21	10.290010	5.35		2.32	10.845461	7.82	0.00
12/31/2018	22,186	2,245	0.51	9.767433	(2.42)		2.32	10.058559	(0.11)	0.00
JNL/PIMCO Income Fund - Class I
12/31/2022	1,023	97	0.00	10.347260	(8.56)		0.90	10.623234	(8.10)	0.40
12/31/2021	815	71	0.00	11.315577	0.52	‡	0.90	11.559581	1.06 ‡	0.40
12/31/2020	514	45	0.00	11.258725	4.62		0.65	11.332165	4.82	0.45
12/31/2019	268	25	4.44	10.762004	7.43		0.65	10.810566	7.65	0.45
12/31/2018+	65	6	1.64	10.017361	0.26	‡	0.65	10.042769	0.70 ‡	0.45
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2022	36,077	3,251	0.00	10.177345	(18.35	)‡	2.15	12.865733	(16.58)	0.00
12/31/2021	48,680	3,609	0.00	12.256508	(3.88)		2.32	15.422687	(1.62)	0.00
12/31/2020	48,125	3,461	0.00	12.751228	7.99		2.32	15.677224	10.52	0.00
12/31/2019	35,827	2,809	2.91	11.808072	11.85		2.32	14.184703	14.47	0.00
12/31/2018	18,889	1,678	2.59	10.557280	(4.80)		2.32	12.391306	(2.56)	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2022	433	36	0.00	11.947500	(16.98)		0.90	11.760653	(16.61)‡	0.45
12/31/2021	485	33	0.00	14.391244	(0.96	)‡	0.90	15.005145	1.17 ‡	0.40
12/31/2020	230	16	0.00	15.058712	10.19		0.65	14.366772	10.41	0.45
12/31/2019	101	7	5.87	13.665716	3.11	‡	0.65	13.011767	14.24	0.45
12/31/2018+	—	—	0.00	11.390080	0.09	‡	0.45	11.390080	0.09 ‡	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2022	82,461	5,815	0.00	12.062114	(13.87	)‡	2.40	17.689081	(11.79)	0.00
12/31/2021	113,158	6,941	0.00	12.957370	2.37		2.92	20.053055	5.40	0.00
12/31/2020	86,992	5,571	0.00	12.657977	8.25		2.92	19.025967	11.46	0.00
12/31/2019	72,825	5,128	0.00	11.692889	5.27		2.92	17.069578	8.38	0.00
12/31/2018	74,158	5,601	0.69	11.107962	(5.06)		2.92	15.749646	(2.23)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Newton Equity Income Fund - Class I - April 30, 2018; JNL/PIMCO Income Fund - Class I - April 30, 2018; JNL/PIMCO Investment Grade Credit Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Real Return Fund - Class I
12/31/2022	834	48	0.00	15.912784	(12.42)		0.90	17.235030	(11.99)	0.40
12/31/2021	702	36	0.00	18.170050	4.52	‡	0.90	19.581979	4.91 ‡	0.40
12/31/2020	196	10	0.00	17.942346	11.06		0.65	19.360297	11.28	0.45
12/31/2019	37	2	0.00	16.155927	2.43	‡	0.65	17.398145	8.22	0.45
12/31/2018+	6	0	2.49	16.076249	(1.36	)‡	0.45	16.076249	(1.36)‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2022	88,734	7,774	0.00	10.010548	(6.95	)‡	2.45	13.429178	(4.65)	0.00
12/31/2021	95,207	7,854	0.00	10.338759	0.86		2.81	14.083965	3.73	0.00
12/31/2020	72,156	6,089	0.00	10.250978	(2.33)		2.81	13.577427	0.46	0.00
12/31/2019	93,546	7,835	0.00	10.495155	5.21		2.81	13.515656	8.21	0.00
12/31/2018	99,824	8,938	3.27	9.975328	(3.78)		2.81	12.490245	(1.02)	0.00
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2022	4,053	362	0.00	12.735252	(4.96)		0.65	13.002057	(4.72)	0.40
12/31/2021	210	18	0.00	13.399663	3.39		0.65	13.646200	2.51 ‡	0.40
12/31/2020	132	12	0.00	12.960236	0.08		0.65	11.278741	0.28	0.45
12/31/2019	140	13	0.00	12.950480	3.41	‡	0.65	11.247737	8.11	0.45
12/31/2018+	57	5	3.09	10.404050	(2.51	)‡	0.45	10.404050	(2.51)‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2022	83,745	3,806	0.00	16.216947	(13.98	)‡	2.60	30.939135	(11.72)	0.00
12/31/2021	112,040	4,448	0.00	16.896632	2.56		3.06	35.044699	5.75	0.00
12/31/2020	100,579	4,178	0.00	16.474488	1.94		3.06	33.139314	5.11	0.00
12/31/2019	114,190	4,924	0.00	16.160933	11.14		3.06	31.528797	14.60	0.00
12/31/2018	101,946	4,978	5.76	14.541272	(8.17)		3.06	27.513018	(5.30)	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2022	506	17	0.00	27.832069	(12.01)		0.65	29.615195	(11.79)	0.40
12/31/2021	526	15	0.00	31.631527	5.41		0.65	33.574309	4.77 ‡	0.40
12/31/2020	416	12	0.00	30.008032	4.77		0.65	34.304835	4.98	0.45
12/31/2019	158	5	0.00	28.642674	2.76	‡	0.65	32.678550	14.40	0.45
12/31/2018+	—	—	0.00	28.564449	(4.14	)‡	0.45	28.564449	(4.14)‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2022	45,820	2,863	0.00	13.947288	(16.02	)‡	2.30	19.247773	(14.08)	0.00
12/31/2021	59,538	3,158	0.00	16.565564	(3.41)		2.32	22.401531	(1.15)	0.00
12/31/2020	60,879	3,156	0.00	17.151245	7.33		2.32	22.661634	9.85	0.00
12/31/2019	37,311	2,096	0.00	15.979771	7.54		2.32	20.629559	10.06	0.00
12/31/2018	28,494	1,746	2.53	14.859847	(3.51)		2.32	18.743837	(1.23)	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2022	366	29	0.00	18.076378	(14.33)		0.65	12.029693	(14.16)‡	0.45
12/31/2021	213	14	0.00	21.099507	0.64	‡	0.65	21.536157	0.68 ‡	0.40
12/31/2020	129	9	0.00	14.198575	9.75		0.45	14.198575	9.75	0.45
12/31/2019	77	6	0.00	12.937289	9.85		0.45	12.937289	9.85	0.45
12/31/2018+	18	1	0.00	11.777173	0.59	‡	0.45	11.777173	0.59 ‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PIMCO Real Return Fund - Class I - April 30, 2018; JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018; JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2022	23,091	1,201	0.00	16.896134	(15.93	)‡	2.25	24.042394	(14.02)		0.00
12/31/2021	27,961	1,231	0.00	18.543057	26.64		2.80	27.963741	30.24		0.00
12/31/2020	22,640	1,283	0.00	14.641959	5.62		2.80	21.471042	8.62		0.00
12/31/2019+	24,340	1,476	1.52	13.863048	10.47	‡	2.80	19.767506	13.61		0.00
12/31/2018	34,637	2,348	2.32	12.548684	(3.38	)‡	5.50	17.399249	(5.81)		0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2022	342	14	0.00	22.555753	(14.26)		0.65	23.457257	(14.04)		0.40
12/31/2021	142	5	0.00	26.306441	10.45	‡	0.65	27.289778	18.05	‡	0.40
12/31/2020	142	7	0.00	21.806404	8.53		0.45	21.806404	8.53		0.45
12/31/2019+	62	3	1.23	20.093365	13.52		0.45	20.093365	13.52		0.45
12/31/2018	5	0	0.00	17.699886	(20.93	)‡	0.45	17.699886	(20.93	)‡	0.45
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2022	166,673	6,090	0.00	21.760300	(10.55	)‡	2.80	31.052746	(8.79	)‡	0.85
12/31/2021	212,706	7,047	0.00	22.089697	22.21		3.36	39.426501	26.39		0.00
12/31/2020	197,667	8,155	0.00	18.075194	6.32		3.36	31.195250	9.95		0.00
12/31/2019+	207,265	9,256	2.59	17.001093	15.59		3.36	28.371970	19.54		0.00
12/31/2018	200,683	10,556	2.19	14.707613	(12.73)		3.36	23.733499	14.74	‡	0.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2022	135	4	0.00	33.526807	(6.40	)‡	0.65	36.865724	(8.17	)‡	0.45
12/31/2021	64	2	0.00	40.144178	26.19		0.45	38.193637	22.00	‡	0.40
12/31/2020	50	2	0.00	31.812375	9.78		0.45	31.812375	9.78		0.45
12/31/2019+	73	3	0.00	28.977088	19.22		0.45	28.977088	19.22		0.45
12/31/2018	—	—	0.00	24.305743	(9.15	)‡	0.45	24.305743	(9.15	)‡	0.45
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2022	28,135	2,197	0.00	11.843326	(19.30)		2.05	14.149968	(17.64)		0.00
12/31/2021	34,782	2,208	0.00	14.676596	4.95	‡	2.05	17.180006	12.73		0.00
12/31/2020	27,222	1,918	0.00	13.333941	23.55	‡	2.00	15.240007	11.98		0.00
12/31/2019	26,231	2,043	0.00	12.677731	21.53		1.25	13.610000	23.06		0.00
12/31/2018	23,668	2,248	0.00	10.431997	(8.14)		1.25	11.060000	(6.98)		0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2022	80	6	0.00	13.637276	(17.96)		0.65	13.869848	(17.75	)‡	0.40
12/31/2021	6	0	0.00	16.622129	12.34		0.65	17.132252	12.67	‡	0.35
12/31/2020+	6	0	0.00	14.796062	7.99	‡	0.65	14.796062	7.99	‡	0.65
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2022	666,960	32,551	0.00	18.686534	(13.95	)‡	2.30	23.137651	(11.95)		0.00
12/31/2021	709,600	30,077	0.00	21.428330	15.03		2.46	26.277765	17.89		0.00
12/31/2020	524,878	25,895	0.00	18.628580	14.62		2.46	22.289270	17.48		0.00
12/31/2019	328,074	18,739	0.00	16.251793	21.05		2.46	18.972876	24.06		0.00
12/31/2018	163,494	11,418	0.65	13.425840	(2.05)		2.46	15.292846	0.40		0.00

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2022	6,464	294	0.00	22.243689	(12.23	)‡	0.65	22.766355	(12.01)	0.40
12/31/2021	6,136	245	0.00	24.821892	17.13		0.90	25.872798	17.71	0.40
12/31/2020	4,278	202	0.00	21.192227	16.80		0.90	21.979287	16.05	0.40
12/31/2019	1,603	89	0.00	18.144800	9.40	‡	0.90	17.758409	23.88	0.45
12/31/2018+	299	21	2.09	14.334692	(0.39	)‡	0.45	14.334692	(0.39)‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2022	483,250	5,807	0.00	60.297813	(40.38	)‡	2.60	123.705376	(38.81)	0.00
12/31/2021	839,035	6,079	0.00	69.658787	9.95		4.00	202.175403	14.43	0.00
12/31/2020	737,743	6,061	0.00	63.356741	31.71		4.00	176.673950	37.09	0.00
12/31/2019	593,203	6,612	0.00	48.102998	25.99		4.00	128.878115	31.13	0.00
12/31/2018	460,808	6,664	0.07	38.180144	(5.31)		4.00	98.281310	(1.42)	0.00
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2022	3,716	31	0.00	109.756909	(39.03	)‡	0.65	117.610482	(38.88)	0.40
12/31/2021	6,056	31	0.00	168.414848	6.17	‡	0.90	192.423233	14.32	0.40
12/31/2020	3,958	23	0.00	157.861168	36.61		0.65	168.314265	36.95	0.40
12/31/2019	1,111	9	0.00	115.558832	30.69		0.65	122.903233	31.02	0.40
12/31/2018+	465	5	0.56	88.420889	(13.41	)‡	0.65	93.805659	(11.61)‡	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2022	331,897	2,436	0.00	100.454817	(24.07	)‡	2.60	206.028322	(22.07)‡	0.00
12/31/2021	462,820	2,605	0.00	61.050759	6.87		5.50	244.063237	12.58	0.30
12/31/2020	434,827	2,730	0.00	57.125230	16.94		5.50	216.797426	23.18	0.30
12/31/2019	401,594	3,076	0.00	48.850403	24.44		5.50	175.998651	31.09	0.30
12/31/2018	301,096	2,996	0.00	39.254620	(8.53	)‡	5.50	134.261366	(2.75)	0.30
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2022	2,712	14	0.00	182.875003	(22.34	)‡	0.65	195.960767	(22.14)	0.40
12/31/2021	2,639	10	0.00	220.298937	12.23		0.90	251.693862	12.79	0.40
12/31/2020	2,753	12	0.00	196.293499	22.82		0.90	223.150541	23.44	0.40
12/31/2019	853	5	0.00	159.820091	4.16	‡	0.90	180.779211	31.32	0.40
12/31/2018+	221	2	0.00	129.762452	(13.78	)‡	0.65	137.664987	(9.88)‡	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2022	76,556	7,634	0.00	8.425228	(6.91	)‡	2.40	12.569002	(4.65)	0.00
12/31/2021	80,700	7,570	0.00	8.486765	(3.14)		2.81	13.182433	(0.38)	0.00
12/31/2020	81,938	7,550	0.00	8.761803	1.05		2.81	13.232510	3.93	0.00
12/31/2019	70,965	6,720	0.00	8.670493	1.21		2.81	12.731756	4.09	0.00
12/31/2018	82,471	8,064	1.53	8.566865	(1.71)		2.81	12.231022	1.10	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2022	3,865	315	0.00	11.741510	(4.91)		0.65	12.241438	(4.67)	0.40
12/31/2021	4,559	354	0.00	12.347198	(0.74)		0.65	12.840863	(0.49)	0.40
12/31/2020	1,445	111	0.00	12.439297	3.60		0.65	12.904348	3.77	0.40
12/31/2019	946	73	0.00	12.007475	0.95	‡	0.65	12.990841	3.89	0.45
12/31/2018+	62	5	5.34	12.504648	1.30	‡	0.45	12.504648	1.30 ‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018; JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2022	11,341	1,117	0.00	9.602749	(16.54	)‡	2.05	11.012935	(14.81)	0.00
12/31/2021	12,292	1,021	0.00	11.337156	2.43		2.31	12.927751	4.82	0.00
12/31/2020	9,548	822	0.00	11.068113	1.09		2.31	12.332762	3.45	0.00
12/31/2019	9,131	802	0.00	10.949215	7.68		2.31	11.921873	10.20	0.00
12/31/2018	5,334	511	4.93	10.167954	(4.34)		2.31	10.818576	(2.09)	0.00
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2022	55	5	0.00	10.737180	(15.13)		0.65	10.899444	(14.90)	0.40
12/31/2021	61	5	0.00	12.652003	4.12	‡	0.65	12.807876	4.29 ‡	0.40
12/31/2020	24	2	0.00	11.996147	3.37		0.45	11.996147	3.37	0.45
12/31/2019	23	2	0.00	11.605072	10.00		0.45	11.605072	10.00	0.45
12/31/2018+	21	2	18.20	10.550316	(1.96	)‡	0.45	10.550316	(1.96)‡	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2022	256,681	6,188	0.00	32.130907	(13.77	)‡	2.60	57.934136	(11.51)	0.00
12/31/2021	292,683	6,157	0.00	30.038925	24.98		3.60	65.466648	29.55	0.00
12/31/2020	202,461	5,475	0.00	24.035875	6.37		3.60	50.533811	10.27	0.00
12/31/2019	184,607	5,427	0.00	22.596171	21.66		3.60	45.829286	26.11	0.00
12/31/2018	143,682	5,263	1.19	18.573860	(12.79)		3.60	36.340923	(9.58)	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2022	4,444	79	0.00	52.551098	(11.84)		0.65	55.616339	(11.62)	0.40
12/31/2021	4,594	72	0.00	59.609760	29.08		0.65	62.929648	29.41	0.40
12/31/2020	2,081	42	0.00	46.179145	9.88		0.65	48.629277	9.68	0.40
12/31/2019	433	9	0.00	42.028280	25.71		0.65	47.278888	25.96	0.45
12/31/2018+	181	5	3.80	33.433230	(11.41	)‡	0.65	37.534928	(7.70)‡	0.45
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2022	142,177	11,890	0.00	11.423836	(18.45)		2.25	12.859997	(16.60)	0.00
12/31/2021	188,199	12,960	0.00	14.008816	11.76		2.25	15.419997	14.31	0.00
12/31/2020	35,096	2,714	0.00	12.534327	11.12		2.25	13.489997	13.65	0.00
12/31/2019	22,828	1,976	0.00	11.280049	17.17	‡	2.25	11.869998	22.88	0.00
12/31/2018	10,093	1,062	0.00	9.380400	(10.33	)‡	2.32	9.659998	(7.91)	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2022	5,418	423	0.00	12.717450	(16.77)		0.65	12.885706	(16.57)	0.40
12/31/2021	6,141	399	0.00	15.280422	14.10		0.65	15.444039	12.32 ‡	0.40
12/31/2020	1,721	128	0.00	13.392706	13.36		0.65	13.480416	13.58	0.45
12/31/2019	923	78	0.00	11.814732	22.55		0.65	11.868362	22.80	0.45
12/31/2018+	312	32	0.00	9.640361	(9.83	)‡	0.65	9.664783	(7.71)‡	0.45
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2022	39,806	3,754	0.00	10.171220	(15.78)		2.05	11.329995	(14.04)	0.00
12/31/2021	41,682	3,333	0.00	12.076382	4.22		2.05	13.179995	6.38	0.00
12/31/2020	32,557	2,746	0.00	11.587669	7.42		2.05	12.389992	9.65	0.00
12/31/2019	22,836	2,085	0.00	10.787155	13.43	‡	2.05	11.299998	15.78	0.00
12/31/2018	12,224	1,275	0.00	9.507589	(6.56)		2.07	9.760000	(4.59)	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price U.S. High Yield Fund - Class I - April 30, 2018; JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2022	1,485	131	0.00	11.200316	(14.26)		0.65	11.348473	(14.04)	0.40
12/31/2021	1,523	116	0.00	13.062640	6.23	‡	0.65	13.202649	6.40 ‡	0.40
12/31/2020	1,260	102	0.00	12.376775	9.58		0.45	12.376775	9.58	0.45
12/31/2019	1,084	96	0.00	11.294260	15.67		0.45	11.294260	15.67	0.45
12/31/2018+	—	—	0.00	9.764225	(3.26	)‡	0.45	9.764225	(3.26)‡	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2022	57,705	5,127	0.00	10.835490	(17.13)		2.05	12.070006	(15.42)	0.00
12/31/2021	62,934	4,672	0.00	13.075078	8.12		2.05	14.270003	10.36	0.00
12/31/2020	37,468	3,030	0.00	12.092678	9.39		2.05	12.930002	11.66	0.00
12/31/2019	27,994	2,494	0.00	11.054413	16.96	‡	2.05	11.580000	19.38	0.00
12/31/2018	16,358	1,716	0.00	9.449125	(8.39)		2.07	9.700000	(6.46)	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2022	4,728	392	0.00	11.924985	(15.68)		0.65	12.082795	(15.47)	0.40
12/31/2021	5,229	367	0.00	14.142371	10.19		0.65	14.293841	9.39 ‡	0.40
12/31/2020	1,972	153	0.00	12.834634	11.33		0.65	12.918794	11.55	0.45
12/31/2019	409	35	0.00	11.528951	0.33	‡	0.65	11.581349	19.46	0.45
12/31/2018+	—	—	0.00	9.694627	(5.63	)‡	0.45	9.694627	(5.63)‡	0.45
JNL/WCM China Quality Growth Fund - Class A
12/31/2022+	91	9	0.00	10.339230	3.39	‡	1.00	10.349807	(4.51)‡	0.85
JNL/WCM Focused International Equity Fund - Class A
12/31/2022	53,842	3,055	0.00	16.146372	(30.31)		2.30	19.993098	(28.69)	0.00
12/31/2021	44,280	1,762	0.00	23.168768	14.42		2.30	28.037732	17.08	0.00
12/31/2020	27,750	1,278	0.29	20.248972	29.01		2.30	23.947236	32.01	0.00
12/31/2019	17,213	1,031	0.69	15.695533	8.21	‡	2.30	18.140257	35.48	0.00
12/31/2018	4,900	388	0.00	12.102458	(4.49	)‡	1.91	13.390084	(7.85)	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2022	736	37	0.00	19.226767	(28.96)		0.65	19.678568	(28.79)	0.40
12/31/2021	1,241	45	0.00	27.066297	16.68		0.65	27.633279	16.97	0.40
12/31/2020	885	37	0.52	23.196629	31.55		0.65	23.623427	56.62	0.40
12/31/2019	92	5	1.25	17.632725	8.80	‡	0.65	17.969816	35.21	0.45
12/31/2018+	—	—	0.00	13.289936	(8.85	)‡	0.45	13.289936	(8.85)‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2022	3,194	275	0.00	10.908625	(5.25)		2.05	12.768600	(3.29)	0.00
12/31/2021	2,704	222	0.00	11.512660	0.87		2.05	13.202910	2.96	0.00
12/31/2020	2,045	170	0.00	11.412881	4.14		2.05	12.822888	6.30	0.00
12/31/2019	3,085	271	0.00	10.958830	9.63	‡	2.05	12.062859	11.77	0.00
12/31/2018	1,834	178	0.00	10.044737	(0.30	)‡	1.95	10.792516	4.94	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/WCM China Quality Growth Fund - Class A - April 25, 2022; JNL/WCM Focused International Equity Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2022	9	1	0.00	12.329840	(3.47)	0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	12.650849	2.38	0.90	13.037015	(2.26	)‡	0.40
12/31/2020	—	—	0.00	12.356816	5.64	0.90	12.420578	6.12		0.45
12/31/2019	—	—	0.00	11.697168	5.22 ‡	0.90	11.704748	11.65		0.45
12/31/2018+	1	0	0.00	10.483022	4.07 ‡	0.45	10.483022	4.07	‡	0.45
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2022	27,756	2,982	0.00	8.362803	(7.85)‡	2.30	10.781950	(5.72)		0.00
12/31/2021	33,729	3,367	0.00	8.841557	(6.74)	2.56	11.435850	(4.33)		0.00
12/31/2020	36,758	3,467	13.61	9.480951	(9.06)	2.56	11.952896	(6.71)		0.00
12/31/2019	42,174	3,667	9.40	10.425139	(1.60)	2.56	12.812674	0.95		0.00
12/31/2018	43,472	3,773	0.00	10.594415	(1.81)	2.56	12.691592	0.75		0.00
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
12/31/2022	48	4	0.00	10.309644	(6.12)	0.65	10.813860	(5.93	)‡	0.45
12/31/2021	96	8	0.00	10.981161	(2.04)‡	0.65	11.260801	(2.51	)‡	0.40
12/31/2020	69	6	20.50	12.031368	(6.86)	0.45	12.031368	(6.86)		0.45
12/31/2019	36	3	16.47	12.917245	0.84	0.45	12.917245	0.84		0.45
12/31/2018+	15	1	0.00	12.809779	(1.21)‡	0.45	12.809779	(1.21	)‡	0.45
JNL/William Blair International Leaders Fund - Class A
12/31/2022	47,158	2,218	1.73	16.036893	(26.83)‡	2.45	29.050875	(25.25	)‡	0.30
12/31/2021	66,002	2,291	1.16	18.630039	2.99	3.06	42.097897	6.20		0.00
12/31/2020	65,031	2,371	2.08	18.088308	10.35	3.06	39.641906	13.78		0.00
12/31/2019	67,145	2,750	1.71	16.391361	24.28	3.06	34.840287	28.14		0.00
12/31/2018	60,313	3,118	1.98	13.188855	(17.65)	3.06	27.188400	(15.08)		0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2022	371	11	2.14	28.547232	(25.30)	0.65	30.588406	(25.12)		0.40
12/31/2021	445	10	1.54	38.218304	1.92 ‡	0.65	40.851842	6.06		0.40
12/31/2020	262	7	3.42	42.057696	13.63	0.45	38.518994	13.69		0.40
12/31/2019	111	3	2.01	37.011673	27.94	0.45	33.880636	28.01		0.40
12/31/2018+	88	3	5.47	28.928266	(13.47)‡	0.45	26.467818	(11.66	)‡	0.40
JNL/WMC Balanced Fund - Class A
12/31/2022	520,356	8,950	0.00	39.288302	(16.32)‡	2.80	85.180511	(13.95)		0.00
12/31/2021	624,741	9,113	0.00	41.099780	14.83	3.30	98.990418	18.68		0.00
12/31/2020	532,083	9,114	0.00	35.793221	4.81	3.30	83.410741	8.33		0.00
12/31/2019	501,255	9,182	0.00	34.150432	17.52	3.30	76.998988	21.46		0.00
12/31/2018	406,144	8,938	1.66	29.058896	(6.56)	3.30	63.394477	(3.41)		0.00
JNL/WMC Balanced Fund - Class I
12/31/2022	2,105	26	0.00	75.553111	(14.25)	0.65	80.958020	(14.03)		0.40
12/31/2021	1,458	15	0.00	88.107546	18.27	0.65	94.175441	18.21	‡	0.40
12/31/2020	1,128	13	0.00	74.495935	7.95	0.65	86.725396	8.17		0.45
12/31/2019	851	11	0.00	69.009335	21.05	0.65	80.177555	21.30		0.45
12/31/2018+	634	10	0.00	57.007017	(0.64)‡	0.65	66.100689	(1.86	)‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/Western Asset Global Multi-Sector Bond Fund - Class I - April 30, 2018; JNL/William Blair International Leaders Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class A
12/31/2022	61,568	4,155	0.00	14.349227	(1.53)‡	2.05	16.000016	0.50	0.00
12/31/2021	60,741	4,057	0.00	14.405411	22.77	2.32	15.920021	25.65	0.00
12/31/2020	45,269	3,749	0.00	11.733704	0.24	2.32	12.670021	2.59	0.00
12/31/2019	31,701	2,656	0.00	11.705813	20.91	2.32	12.350018	23.75	0.00
12/31/2018	16,564	1,691	0.00	9.681471	(8.62)	2.32	9.980003	(6.47)	0.00
JNL/WMC Equity Income Fund - Class I
12/31/2022	1,520	96	0.00	15.501798	(0.10)	0.90	15.915138	0.40	0.40
12/31/2021	1,329	84	0.00	15.516574	24.87	0.90	15.851090	25.49	0.40
12/31/2020	2,157	171	0.00	12.426543	2.05	0.90	12.631123	2.82	0.40
12/31/2019	725	59	0.00	12.176719	22.92	0.90	12.313842	23.47	0.45
12/31/2018+	340	34	0.00	9.906483	(3.06)‡	0.90	9.973056	(3.76)‡	0.45
JNL/WMC Global Real Estate Fund - Class A
12/31/2022	46,478	3,010	0.00	12.902551	(29.33)‡	2.45	19.891313	(27.58)	0.00
12/31/2021	69,241	3,199	0.00	16.493820	22.86	3.06	27.466849	26.67	0.00
12/31/2020	60,779	3,512	0.00	13.425324	(14.78)	3.06	21.683176	(12.13)	0.00
12/31/2019	80,383	4,024	0.00	15.753811	18.83	3.06	24.677113	22.52	0.00
12/31/2018	72,529	4,396	3.88	13.257436	(9.21)	3.06	20.140701	(6.38)	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2022	82	4	0.00	18.473596	(27.84)	0.65	19.307723	(27.66)	0.40
12/31/2021	101	4	0.00	25.602422	26.30	0.65	26.691857	22.92 ‡	0.40
12/31/2020	66	3	0.00	20.271068	(12.47)	0.65	20.916631	(12.30)	0.45
12/31/2019	71	3	0.00	23.159834	6.23 ‡	0.65	23.849700	5.25 ‡	0.45
12/31/2018+	—	—	0.00	0.000000	0.00 ‡	0.00	0.000000	0.00 ‡	0.00
JNL/WMC Government Money Market Fund - Class A
12/31/2022	140,716	11,960	0.97	9.229351	(1.24)‡	2.20	16.760712	0.95	0.00
12/31/2021	114,353	9,532	0.00	7.348366	(3.01)	3.06	16.602604	0.00	0.00
12/31/2020	127,863	10,549	0.18	7.576705	(2.81)	3.06	16.602588	0.21	0.00
12/31/2019	69,689	5,775	1.54	7.795853	(1.52)	3.06	16.567919	1.54	0.00
12/31/2018	69,399	5,905	1.12	7.916408	(1.93)	3.06	16.317041	1.13	0.00
JNL/WMC Government Money Market Fund - Class I
12/31/2022	1,828	116	1.14	14.648552	0.66	0.65	15.696526	0.91	0.40
12/31/2021	4,450	287	0.15	14.552840	(0.61)	0.65	15.555136	(0.36)	0.40
12/31/2020	2,204	135	0.29	14.642573	(0.44)‡	0.65	15.611993	(0.02)	0.40
12/31/2019	502	29	1.75	17.069890	1.54	0.45	17.069890	1.54	0.45
12/31/2018+	21	1	1.93	16.811053	0.92 ‡	0.45	16.811053	0.92 ‡	0.45
JNL/WMC Value Fund - Class A
12/31/2022	53,396	1,089	0.00	39.222204	(7.27)‡	2.60	59.413241	(5.36)‡	0.55
12/31/2021	59,586	1,140	0.00	34.762647	22.47	3.62	65.867685	26.60	0.30
12/31/2020	50,086	1,201	0.00	28.385230	(2.09)	3.62	52.027460	1.21	0.30
12/31/2019	55,858	1,339	0.00	28.991820	22.98	3.62	51.403525	27.13	0.30
12/31/2018	49,687	1,496	1.80	23.574712	(13.50)	3.62	40.433554	(10.57)	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Equity Income Fund - Class I - April 30, 2018; JNL/WMC Global Real Estate Fund - Class I - August 13, 2018; JNL/WMC Government Money Market Fund - Class I - April 30, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2022
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/WMC Value Fund - Class I
12/31/2022	—	—	0.00	61.556004	(6.14)		0.60	N/A	N/A		N/A
12/31/2021	—	—	0.00	71.451200	26.79		0.45	67.433905	21.86	‡	0.40
12/31/2020	—	—	0.00	56.353113	1.38		0.45	56.353113	1.38		0.45
12/31/2019	—	—	0.00	55.586720	27.28		0.45	55.586720	27.28		0.45
12/31/2018+	—	—	0.00	43.672109	(8.61	)‡	0.45	43.672109	(8.61	)‡	0.45

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WMC Value Fund - Class I - April 30, 2018.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the year ended 12/31/22 include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained two hundred fifty (250) Investment Divisions during 2022, but currently contains two hundred forty-six (246) Investment Divisions as of December 31, 2022. These two hundred forty-six (246) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2022:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Hedged Equity Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan U.S. Value Fund - Class I
JNL International Index Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I
JNL iShares Tactical Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/Mellon Bond Index Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Mellon Communication Services Sector Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Mellon Communication Services Sector Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Materials Sector Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

JNL® Series Trust
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class I
JNL/Causeway International Value Select Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

JNL® Series Trust
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/WCM China Quality Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I	JNL/WCM Focused International Equity Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/William Blair International Leaders Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/WMC Balanced Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Equity Income Fund - Class I
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Global Real Estate Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I	JNL/WMC Government Money Market Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A	JNL/WMC Value Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I	JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2022, the following Funds changed names effective April 25, 2022:

Prior Fund Name	Current Fund Name	Reason for Change
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	Sub-Adviser Replacement
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	Sub-Adviser Replacement
JNL/Invesco International Growth Fund - Class A	JNL/William Blair International Leaders Fund - Class A	Sub-Adviser Replacement
JNL/Invesco International Growth Fund - Class I	JNL/William Blair International Leaders Fund - Class I	Sub-Adviser Replacement
JNL/Mellon Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	Naming Convention Update
JNL/Mellon Equity Income Fund - Class I	JNL/Newton Equity Income Fund - Class I	Naming Convention Update
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	Strategy Change
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I	Strategy Change

During the year ended December 31, 2022, the following Fund acquisitions were completed. The Funds that were acquired during the year, and the Investment Divisions to which they relate, are no longer offered as of December 31, 2022.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/BlackRock Advantage International Fund - Class A	JNL/DFA International Core Equity Fund - Class A	April 25, 2022
JNL/BlackRock Advantage International Fund - Class I	JNL/DFA International Core Equity Fund - Class I	April 25, 2022
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	April 25, 2022

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL Growth Allocation Fund - Class I	April 25, 2022

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2022, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2022

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $3,958 and $33,567 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2022 and 2021, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

KPMG LLP
Aon Center Suite 5500
200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 27, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Alternative Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/Baillie Gifford International Growth Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A

JNL/Goldman Sachs 4 Fund - Class I
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class I
JNL/Goldman Sachs Managed Moderate Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A
JNL/Invesco Global Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/JPMorgan U.S. Value Fund - Class A
JNL/JPMorgan U.S. Value Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A

JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/Mellon World Index Fund - Class A
JNL/Mellon World Index Fund - Class I
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar U.S. Sustainability Index Fund - Class A(1)
JNL/Morningstar U.S. Sustainability Index Fund - Class I(1)
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Newton Equity Income Fund - Class A(1)
JNL/Newton Equity Income Fund - Class I(1)
JNL/PIMCO Income Fund - Class A

JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A
JNL/T. Rowe Price Balanced Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/Western Asset Global Multi-Sector Bond Fund - Class A(1)
JNL/Western Asset Global Multi-Sector Bond Fund - Class I(1)
JNL/William Blair International Leaders Fund - Class A(1)
JNL/William Blair International Leaders Fund - Class I(1)
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Equity Income Fund - Class A

JNL/WMC Equity Income Fund - Class I
JNL/WMC Global Real Estate Fund - Class A
JNL/WMC Global Real Estate Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2022, and the related statements of operations for the year ended December 31, 2022 and changes in net assets for the year ended December 31, 2022 and for the period from April 26, 2021 (inception) to December 31, 2021.

JNL Bond Index Fund - Class I
JNL Emerging Markets Index Fund - Class I
JNL International Index Fund - Class I
JNL Mid Cap Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class I
JNL Small Cap Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I
JNL/Baillie Gifford U.S. Equity Growth Fund - Class A
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A

Statements of assets and liabilities as of December 31, 2022, and the related statements of operations and changes in net assets for the period from April 25, 2022 (inception) to December 31, 2022.

JNL/AB Sustainable Global Thematic Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/WCM China Quality Growth Fund - Class A
(1) See Note 1 to the financial statements for the former name of the Investment Division.

Jackson National Life Insurance
Company of New York

Financial Statements

December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2022 and 2021, the related income statements and statements comprehensive income (loss), equity, and cash flows for each of the years in the three-year period ended December 31, 2022, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for future policy benefits for certain variable annuity guarantees

As disclosed in Notes 4 and 8 to the financial statements, variable annuity contracts issued by the Company offer     guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The non-life contingent component of a GMWB is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for insurance benefits. The Company estimates the liability for the GMDBs and fair value of embedded derivatives for the non-life contingent component of the GMWBs (GMWB embedded derivatives) using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions if actual experience or other evidence suggests that earlier assumptions should be revised. As of December 31, 2022, the fair value of the GMWB embedded derivatives was a net asset estimated to be $193.5 million and the liability for the GMDBs was estimated to be $91 million. These balances are reported within reserves for future policy benefits and claims payable in the Company’s balance sheets.

1

We identified the evaluation of certain assumptions used to estimate the value of the GMWB embedded derivatives and the liability for the GMDBs as a critical audit matter. Due to the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse (collectively, the actuarially- derived assumptions for GMWB embedded derivatives), fair value discount rates for GMWB embedded derivatives, and the assumptions for mortality, lapse, fund performance, and GMDB discount rates for the liability for the GMDBs (collectively, the GMDB assumptions).

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals, we evaluated the design and tested the operating effectiveness of certain internal controls, including controls related to the development of the actuarially-derived assumptions for the GMWB embedded derivatives and GMDB assumptions. We involved valuation professionals with specialized skills and knowledge who assisted in evaluating the Company’s estimate of the fair value discount rates for the GMWB embedded derivatives, which included assessing the methodology and assumptions utilized by the Company to develop the assumptions for fair value discount rates by developing independent discount rate curves and comparing them to those used by the Company. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•Evaluating the consistency of the Company’s methodology for determining the actuarially-derived assumptions for the GMWB embedded derivatives and the GMDB assumptions for compliance with generally accepted actuarial standards.
•Comparing the actuarially-derived assumptions for the GMWB embedded derivatives and the GMDB assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of assumptions where deviations from Company experience or market trends were identified.
•Testing the Company’s estimate of the GMWB embedded derivatives and the liability for the GMDBs by recalculating the estimated reserve for a selection of policies using management’s assumptions and comparing the results to the Company’s estimates.

Disclosure of the expected transition date impact on total equity from the adoption of ASU 2018-12

As discussed in Note 2 to the financial statements, the Company disclosed the expected transition date impact of the adoption of ASU 2018-12: Financial Services - Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts (the standard). The Company will adopt the standard effective January 1, 2023, with a transition date of January 1, 2021, using the modified retrospective transition method, except for market risk benefits for which the Company will apply a full retrospective transition approach. At transition, the standard requires the Company to measure certain insurance benefits as market risk benefits at fair value. Additionally, at transition the liability for future policy benefits will be measured using a discount rate that is based on the current upper-medium grade fixed- income instrument yield. The Company estimates the impact from the adoption will result in an increase of approximately $32 million in the Company’s total equity at the transition date of January 1, 2021, a portion of which relates to market risk benefits.

We identified the assessment of the disclosure of the Company’s expected transition date impact on total equity related to the assumptions, specifically the discount rate and cash flow assumptions (mortality, benefit utilization, lapse, and fund performance) (collectively, the assumptions), used to estimate the fair value of market risk benefits as a critical audit matter. There was a high degree of auditor effort and subjective auditor judgment involved in the evaluation of the assumptions used to estimate the transition date fair value of market risk benefits assets and liabilities. Evaluation of the assumptions required valuation and actuarial professionals with specialized skills and knowledge.

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s process to estimate the transition date impact, including controls related to the development of the cash flow assumptions. We involved valuation professionals with specialized skills and knowledge who assisted in evaluating the Company’s estimate of the transition date discount rate, which included assessing the methodology and assumptions utilized by the Company to develop the discount rate assumption for market risk benefits by developing independent discount rate curves and comparing them to those used by the Company. We involved actuarial professionals with specialized skills and knowledge who assisted in evaluating the Company’s estimate of the transition date fair value for market risk benefits, which included:

•Evaluating the Company’s methodology for determining cash flow assumptions used to estimate the transition date fair value of market risk benefits for compliance with generally accepted actuarial standards.
•Comparing the cash flow assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of these assumptions where deviations from Company experience or market trends were identified.
2

•Assessing the reasonableness of the Company’s fair value estimate for a selection of policies with market risk benefits by recalculating the fair value and comparing to the Company’s estimate.

/s/ KPMG LLP

Chicago, Illinois
March 31, 2023

We have served as the Company’s auditor since 1999.

3

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(in thousands)

	December 31,
	2022	2021
Assets
Investments:
Debt Securities, available-for-sale, net of allowance for credit losses of $153 and nil at December 31, 2022 and 2021, respectively (amortized cost: 2022 $1,317,315; 2021 $1,281,773)	$1,187,049	$1,331,076
Equity securities, at fair value	807	—
Policy loans	356	348
Total investments	1,188,212	1,331,424
Cash and cash equivalents	89,576	75,554
Accrued investment income	10,069	9,076
Deferred acquisition costs and sales inducements	80,274	47,964
Reinsurance recoverable	1,505,979	1,824,870
Income taxes receivable from Parent	1,740	283
Deferred income taxes, net	18,459	21,911
Separate account assets	13,943,778	17,730,900
Total assets	$16,838,087	$21,041,982

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	34,636	374,328
Other contract holder funds	1,863,533	1,728,949
Payable to Parent	188,892	332,847
Deferred gain on reinsurance	97,171	121,464
Other liabilities	42,375	43,957
Separate account liabilities	13,943,778	17,730,900
Total liabilities	16,170,385	20,332,445

Commitments, Contingencies, and Guarantees (Note 10)

Equity
Common stock, $1,000 par value, 2,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(4,933) in 2022 and $(919) in 2021	(87,982)	32,125
Retained earnings	565,760	487,488
Total shareholder’s equity	667,702	709,537
Total liabilities and equity	$16,838,087	$21,041,982

See accompanying notes to financial statements.
4

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(in thousands)

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Fee income	$38,835	$39,724	$32,867
Premiums	135	67	233
Net investment income	43,044	42,872	43,117
Net realized gains (losses) on investments	(4,645)	3,546	1,173
Commission and expense allowance on reinsurance ceded	132,682	148,285	154,462
Amortization (deferral) of gain on reinsurance	24,293	24,293	24,293
Total revenues	234,344	258,787	256,145

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(30,100)	(16,014)	25,202
Interest credited on deposit liabilities, net of amortization	13,987	13,076	13,227
Operating costs and other expenses, net of deferrals	143,865	158,637	168,826
Amortization of deferred acquisition costs	22,226	17,410	(1,992)
Total benefits and expenses	149,978	173,109	205,263
Pretax income (loss)	84,366	85,678	50,882
Income tax expense (benefit)	6,094	1,068	(4,554)
Net income (loss)	$78,272	$84,610	$55,436

See accompanying notes to financial statements
5

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income (Loss)
(in thousands)

	For the Years Ended December 31,
	2022	2021	2020

Net income (loss)	$78,272	$84,610	$55,436

Other comprehensive income (loss), net of tax:
Change in unrealized appreciation (depreciation) on securities with no credit impairment, net of tax expense (benefit) of: $(4,047), $(8,832), and $8,636 for the years ended December 31, 2022, 2021 and 2020, respectively	(120,227)	(32,525)	31,317
Change in unrealized appreciation (depreciation) on securities with credit impairment, net of tax expense (benefit) of: $33, $1, and $(5) for the years ended December 31, 2022, 2021 and 2020, respectively	120	5	(18)
Total other comprehensive income (loss)	(120,107)	(32,520)	31,299
Comprehensive income (loss)	(41,835)	52,090	86,735

See accompanying notes to financial statements
6

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(in thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Shareholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
Balances as of December 31, 2019	$2,000	$187,924	$33,346	$347,442	$570,712

Net income (loss)	—	—	—	55,436	55,436
Change in unrealized investment gains and losses, net of tax	—	—	31,299	—	31,299
Balances as of December 31, 2020	2,000	187,924	64,645	402,878	657,447

Net income (loss)	—	—	—	84,610	84,610
Change in unrealized investment gains and losses, net of tax	—	—	(32,520)	—	(32,520)
Balances as of December 31, 2021	2,000	187,924	32,125	487,488	709,537

Net income (loss)	—	—	—	78,272	78,272
Change in unrealized investment gains and losses, net of tax	—	—	(120,107)	—	(120,107)
Balances as of December 31, 2022	$2,000	$187,924	$(87,982)	$565,760	$667,702

See accompanying notes to financial statements
7

Jackson National Life Insurance Company of New York
(a wholly-owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2022	2021	2020
Cash flows from operating activities:
Net income (loss)	$78,272	$84,610	$55,436
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments	4,645	(3,546)	(1,173)
Interest credited on deposit liabilities, gross	34,157	33,687	33,556
Amortization of discount and premium on investments	854	853	558
Deferred income tax expense (benefit)	7,465	4,485	11,058
Change in:
Accrued investment income	(993)	382	(568)
Deferred acquisition costs	17,032	10,892	(8,168)
Income taxes payable to (receivable from) Parent	(1,457)	5,907	(10,306)
Claims payable	(6,374)	(7,250)	36,866
Payable to (receivable from) Parent	(143,955)	(15,000)	88,287
Other assets and liabilities, net	(43,290)	25,532	(294,820)
Net cash provided by (used in) operating activities	(53,644)	140,552	(89,274)

Cash flows from investing activities:
Sales, maturities, and repayments of:
Fixed maturities	207,826	189,554	200,901
Purchases of:
Fixed maturities	(248,716)	(200,794)	(338,884)
Other investing activities	331	54	(268)
Net cash provided by (used in) investing activities	(40,559)	(11,186)	(138,251)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,098,902	1,469,675	1,343,845
Withdrawals	(1,338,441)	(1,594,502)	(1,204,933)
Net transfers from (to) separate accounts	339,064	(52,781)	64,703
Proceeds from (payments on) securities lending	8,700	762	—
Net cash provided by (used in) financing activities	108,225	(176,846)	203,615

Net increase (decrease) in cash and cash equivalents	14,022	(47,480)	(23,910)

Cash and cash equivalents, beginning of year	75,554	123,034	146,944
Cash and cash equivalents, end of year	$89,576	$75,554	$123,034

Supplemental Cash Flow Information
Income tax received from (paid to) Parent	$—	$9,322	$5,305

Non-cash investing activities
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	$4,555	$10,388	$10,634
Other invested assets acquired from paid in kind and stock distributions	$1,143	$—	$—

See accompanying notes to financial statements
8

Jackson National Life Insurance Company of New York
Notes to Financial Statements

1.    Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. (“Jackson Financial”). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Other

We continue to monitor developments related to the COVID-19 pandemic. The COVID-19 pandemic caused significant economic and financial turmoil in the United States (“U.S.”) and around the world. There has been a steady resumption of activity during 2022; however, at this time it is not possible to estimate the long-term effectiveness of any therapeutic treatments and vaccines for COVID-19, or their efficacy with respect to current or future variants or mutations of COVID-19, or the longer-term effects that the COVID-19 pandemic could have on our business. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments that are highly uncertain and cannot be predicted. The Company implemented business continuity plans that already were in place to ensure the availability of services for our customers, work at home capabilities for our associates, where appropriate, and other ongoing risk management activities. The Company had associates, as needed or voluntarily, in our offices during this time, as permitted by local and state restrictions. The Company rolled out a broader “return to office plan” for all associates, and since September 2022, required some associates to return to the office five days a week. Associates below director level remain on an “office-centric” hybrid schedule between in-office and remote working arrangements.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2021 Notes to Consolidated Financial Statements have been reclassified to conform to the 2022 presentation.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include:

•Valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary;
•Assumptions impacting estimated future gross profits, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs;
•Assumptions used in calculating policy reserves and liabilities, including policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates;
•Assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
•Estimates related to expectations of credit losses on certain financial assets;
•Assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and
•Value of guaranteed benefits.

9

Notes to Financial Statements | 1. Business and Basis of Presentation

These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Revision of Prior Period Financial Statements

In 2022, the Company identified errors related to the classification of certain balances and amounts in the line items of the Balance Sheets and Income Statements. These errors resulted in the revision of balances and amounts related to liabilities for certain life-contingent annuities and deferred sales inducement amortization that impacted previously issued Financial Statements. The impact of these errors to the current and the prior periods' Financial Statements were not considered to be material and had no impact on shareholder’s equity or net income (loss). However, to improve the consistency and comparability of the financial statements, management revised the financial statements and related disclosures in this financial report. See Note 15 to the accompanying Notes to the Financial Statements for details of the revisions.

10

Notes to Financial Statements | 2. Summary of Significant Accounting Policies
2.    Summary of Significant Accounting Policies

The following table identifies our significant accounting policies presented in other Notes to Financial Statements:

Investments	Note 3
Fair Value Measurements	Note 4
Deferred Acquisition Costs and Deferred Sales Inducements	Note 5
Reinsurance	Note 6
Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds	Note 7
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Note 8
Income Taxes	Note 9
Commitments, Contingencies, and Guarantees	Note 10
Accumulated Other Comprehensive Income (Loss)	Note 14

Other Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Cash equivalents also includes all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase.

Revenue and Expense Recognition

Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Changes in Accounting Principles – Adopted in Current Year

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. The practical expedient allowed by this standard was elected and is being applied prospectively by the Company as reference rate reform unfolds. The contracts modified to date met the criteria for the practical expedient and therefore had no material impact on the Company’s Financial Statements. In December 2022, the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. The amendments are effective for all entities as of December 21, 2022. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2024.
11

Notes to Financial Statements | 2. Summary of Significant Accounting Policies

Changes in Accounting Principles – Issued but Not Yet Adopted

In August 2018, the FASB issued ASU 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. ASU 2018-12 is effective for fiscal years beginning after December 15, 2022.

The amendments in ASU 2018-12 contain four significant changes:
1.Market risk benefits: market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which expose the Company to other than nominal market risk (for example, certain guaranteed benefits on annuity contracts, including guaranteed minimum withdrawal benefits and guaranteed minimum death benefits on variable annuities), will be measured at fair value. Changes in fair value will be recorded and presented separately within the income statement, with the exception of changes in fair value due to instrument-specific credit risk, which will be recognized in other comprehensive income (loss) (“OCI”). See Note 8 for more information regarding guaranteed benefits;

2.    Deferred acquisition costs: deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability on the underlying business;

3.    Liability for future policy benefits: annual review and, if necessary, update of cash flow assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited-payment insurance contracts will be required. These liabilities will be discounted using an upper-medium grade fixed income instrument yield which will be updated quarterly, with related changes in the liability recognized in OCI; and

4.    Enhanced disclosures: enhanced disclosures, including disaggregated roll-forwards of certain balance sheet accounts that provide information about actual and expected cash flows, as well as information about significant inputs, judgments, assumptions and methods used in measurement, will be required. The enhanced disclosures are intended to improve the ability of users of the financial statements to evaluate the timing, amount, and uncertainty of cash flows arising from long-duration contracts.

The Company will adopt the standard effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits for which we will apply a full retrospective transition approach. Under the modified retrospective approach, the Company will apply the guidance to contracts in force on the transition date on the basis of their existing carrying value, using updated future cash flow assumptions, and eliminate certain related amounts in accumulated other comprehensive income (loss) (“AOCI”). Under the full retrospective transition approach, the Company will apply the guidance as of the earliest period presented, using actual historical experience information as of contract inception, as if the accounting principle had always been applied.

Given the nature and extent of the required changes, the adoption of this standard will impact the Company’s Financial Statements and disclosures. Based upon the elected transition methods, the Company expects the adoption of the standard to result in an increase of approximately $32 million in the Company’s total equity at the transition date of January 1, 2021. This impact is based on the economic conditions experienced at the transition date.

The most significant drivers of the transition adjustment are:

•changes to the measurement of certain benefits currently accounted for as insurance benefits (e.g., guaranteed minimum death benefits on variable annuities) which will be classified as market risk benefits upon adoption and remeasured at fair value, the impact of which is highly dependent on market conditions, including interest rates;
12

Notes to Financial Statements | 2. Summary of Significant Accounting Policies
•changes to the discount rate used to measure liabilities for future policyholder benefits which will be remeasured using current upper-medium grade fixed-income instrument yields, which are generally considered to be those on single-A rated public corporate debt; and,
•the removal of certain balances recorded in AOCI related to changes in unrealized appreciation (depreciation) on investments.
In December 2022, the FASB issued ASU 2022-05, “Financial Services – Insurance: Transition for Sold Contracts”, which amends the guidance in ASU 2018-12 to allow an insurance entity to make an accounting policy election, on a transaction-by-transaction basis, to exclude contracts that meet certain criteria from applying the amendments in ASU 2018-12. ASU 2022-05 is effective consistent with the effective date of ASU 2018-12. The Company will adopt the standard effective January 1, 2023. The Company does not plan to make the accounting policy election and does not anticipate an impact to the Financial Statements upon adoption.

13

Notes to Financial Statements | 3. Investments
3.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds, and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities

Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities for which the Company might not recover substantially all of its recorded investment are accounted for on a prospective basis according to changes in the estimated future cash flows.

Debt securities are generally classified as available-for-sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net realized gains (losses) on investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net realized gains (losses) on investments.

The following table sets forth the composition of the fair value of debt securities at December 31, 2022 and 2021, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. The Company uses the second lowest rating by an NRSRO when NRSRO ratings are not equivalent and, for purposes of the table, if not otherwise rated by a NRSRO, the NAIC rating of a security is converted to an equivalent NRSRO-style rating. There were no investments rated by the Company’s investment advisor at December 31, 2022 or 2021.

	Percent of Total Debt Securities
	Carrying Value
	December 31,
Investment Rating	2022	2021
AAA	12.0%	11.9%
AA	7.0%	6.7%
A	33.6%	30.2%
BBB	45.0%	48.3%
Investment grade	97.6%	97.1%
BB	1.6%	2.0%
B and below	0.8%	0.9%
Below investment grade	2.4%	2.9%
Total debt securities	100.0%	100.0%

At December 31, 2022, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 87% were investment grade, 2% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available-for-sale debt securities.

At December 31, 2021, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 74% were investment grade, 2% were below investment grade and 24% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 46% of the aggregate gross unrealized losses on available-for-sale debt securities.
14

Notes to Financial Statements | 3. Investments

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2022, the industries accounting for the largest percentage of unrealized losses included financial services (15% of corporate gross unrealized losses) and utility (9%). The largest unrealized loss related to a single corporate obligor was $1.2 million at December 31, 2022.

As of December 31, 2021, the industries accounting for the larger percentage of unrealized losses included financial services (34%) and consumer goods (10%). The largest unrealized loss related to a single corporate obligor was $1.1 million at December 31, 2021.

At December 31, 2022 and 2021, the amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities were as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost	Credit Loss	Gains	Losses	Value
U.S. government securities	$7,949	$—	$—	$648	$7,301
Other government securities	1,564	—	—	21	1,543
Public utilities	112,036	—	55	9,871	102,220
Corporate securities	957,250	—	771	101,428	856,593
Residential mortgage-backed	5,509	153	705	32	6,029
Commercial mortgage-backed	122,744	—	8	10,383	112,369
Other asset-backed securities	110,263	—	126	9,395	100,994
Total debt securities	$1,317,315	$153	$1,665	$131,778	$1,187,049

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost	Credit Loss	Gains	Losses	Value
U.S. government securities	$7,935	$—	$160	$—	$8,095
Other government securities	1,701	—	218	—	1,919
Public utilities	101,281	—	4,278	116	105,443
Corporate securities	958,311	—	40,795	4,601	994,505
Residential mortgage-backed	7,532	—	1,668	1	9,199
Commercial mortgage-backed	126,080	—	5,419	29	131,470
Other asset-backed securities	78,933	—	1,611	99	80,445
Total debt securities	$1,281,773	$—	$54,149	$4,846	$1,331,076

15

Notes to Financial Statements | 3. Investments
The amortized cost, ACL, gross unrealized gains and losses, and fair value of debt securities at December 31, 2022, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$38,975	$—	$4	$290	$38,689
Due after 1 year through 5 years	448,601	—	257	23,842	425,016
Due after 5 years through 10 years	562,864	—	510	81,999	481,375
Due after 10 years through 20 years	27,362	—	55	5,465	21,952
Due after 20 years	997	—	—	372	625
Residential mortgage-backed	5,509	153	705	32	6,029
Commercial mortgage-backed	122,744	—	8	10,383	112,369
Other asset-backed securities	110,263	—	126	9,395	100,994
Total	$1,317,315	$153	$1,665	$131,778	$1,187,049

As required by law in various states in which business is conducted, securities with a carrying value of $456 thousand and $506 thousand at December 31, 2022 and 2021, respectively, were on deposit with regulatory authorities.

Residential mortgage-backed securities (“RMBS”) include certain RMBS that are collateralized by residential mortgage loans and are neither expressly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2022	Cost	Credit Loss	Gains	Losses	Value
Prime	$2,800	$153	$2	$19	$2,630
Alt-A	30	—	445	—	475
Subprime	1,554	—	253	—	1,807
Total non-agency RMBS	$4,384	$153	$700	$19	$4,912

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2021	Cost	Credit Loss	Gains	Losses	Value
Prime	$3,382	$—	$236	$—	$3,618
Alt-A	190	—	445	—	635
Subprime	2,356	—	870	1	3,225
Total non-agency RMBS	$5,928	$—	$1,551	$1	$7,478

The Company defines its exposure to non-agency residential mortgage loans as follows:

•Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.
•Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.
•Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower.

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Notes to Financial Statements | 3. Investments
The following tables summarize the amount of gross unrealized losses, fair value and the number of securities aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2022			December 31, 2021
	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$648	$7,301	1	$—	$—	—
Other government securities	21	1,543	1	—	—	—
Public utilities	7,384	90,976	58	116	12,596	6
Corporate securities	61,364	661,648	526	3,056	198,624	97
Residential mortgage-backed	32	1,737	6	1	790	1
Commercial mortgage-backed	9,632	106,215	77	29	3,703	4
Other asset-backed securities	5,845	60,711	66	99	33,734	22
Total temporarily impaired securities	$84,926	$930,131	735	$3,301	$249,447	130

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$—	$—	—	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	2,487	10,198	6	—	—	—
Corporate securities	40,064	155,100	88	1,545	10,952	5
Residential mortgage-backed	—	6	1	—	7	1
Commercial mortgage-backed	751	2,155	3	—	—	—
Other asset-backed securities	3,550	25,875	18	—	—	—
Total temporarily impaired securities	$46,852	$193,334	116	$1,545	$10,959	6

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$648	$7,301	1	$—	$—	—
Other government securities	21	1,543	1	—	—	—
Public utilities	9,871	101,174	64	116	12,596	6
Corporate securities	101,428	816,748	610	4,601	209,576	102
Residential mortgage-backed	32	1,743	7	1	797	2
Commercial mortgage-backed	10,383	108,370	80	29	3,703	4
Other asset-backed securities	9,395	86,586	83	99	33,734	22
Total temporarily impaired securities	$131,778	$1,123,465	846	$4,846	$260,406	136

Debt securities in an unrealized loss position as of December 31, 2022 did not require an impairment recognized in earnings, as (i) the Company did not intend to sell these debt securities, (ii) it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis, and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.

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Notes to Financial Statements | 3. Investments
As of December 31, 2022, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk-free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issues in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting performance in the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security.

Evaluation of Available-for-Sale Debt Securities for Credit Loss

For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criterion is met, the amortized cost is written down to fair value through net realized gains (losses) on investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are further evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors, which includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the following: the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; whether an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment timing, default rates and loss severity. Specifically, for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate. When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net gains (losses) on derivatives and investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.
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Notes to Financial Statements | 3. Investments

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of the present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net realized gains (losses) on investments.

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income. Accrued interest of nil was written off during the years ended December 31, 2022 and 2021.

The rollforward of the allowance for credit loss for available-for-sale securities by sector is as follows (in thousands):

December 31, 2022	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total (2)
Balance at January 1, 2022	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was not previously recorded	—	—	—	—	195	—	—	195
Changes for securities with previously recorded credit loss	—	—	—	—	(39)	—	—	(39)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	(3)	—	—	(3)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2022	$—	$—	$—	$—	$153	$—	$—	$153

December 31, 2021	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total (2)
Balance at January 1, 2021	$—	$—	$—	$—	$6	$—	$—	$6
Additions for which credit loss was not previously recorded	—	—	—	—	—	—	—	—
Changes for securities with previously recorded credit loss	—	—	—	—	—	—	—	—
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions from charge-offs	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	(6)	—	—	(6)
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance at December 31, 2021	$—	$—	$—	$—	$—	$—	$—	$—

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity available-for-sale securities.
(2) Accrued interest receivable on debt securities totaled $9.9 million and $9.1 million as of December 31, 2022 and 2021, respectively, and was excluded from the determination of credit losses for the years ended December 31, 2022 and 2021.

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Notes to Financial Statements | 3. Investments
Net Investment Income

The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Debt securities	$44,117	$44,149	$43,724
Equity securities	(336)	—	—
Policy loans	26	26	28
Other investment income	1,289	598	880
Total investment income	45,096	44,773	44,632

Investment expenses	(2,052)	(1,901)	(1,515)
Net investment income	$43,044	$42,872	$43,117

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Unrealized gains (losses) included in investment income that were recognized on equity securities held were $(336) thousand, nil, and nil for the years ended December 31, 2022, 2021 and 2020, respectively.

Net Realized Gains (Losses) on Investments

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2022	2021	2020
Available-for-sale securities
Realized gains on sale	$872	$3,783	$4,668
Realized losses on sale	(5,364)	(246)	(3,338)
Credit loss income (expense)	(153)	6	(6)
Gross impairments	—	—	(154)
Other	—	3	3
Total net realized gains (losses) on investments	$(4,645)	$3,546	$1,173

The aggregate fair value of securities sold at a loss for the years ended December 31, 2022, 2021 and 2020 was $25.3 million, $14.1 million and $15.1 million, which was approximately 91%, 98% and 82% of book value, respectively.

Proceeds from sales of available-for-sale debt securities were $39.4 million, $62.6 million and $98.1 million during the years ended December 31, 2022, 2021 and 2020, respectively.

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

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Notes to Financial Statements | 3. Investments
The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities

Equity securities include common stocks, preferred stocks and mutual funds. All equity securities are carried at fair value with changes in value included in net investment income.

Policy Loans

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balance.

Securities Lending

The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2022 and 2021, the estimated fair value of loaned securities was $9.1 million and $735 thousand, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2022 and 2021, cash collateral received in the amount of $9.5 million and $763 thousand, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

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Notes to Financial Statements | 4. Fair Value Measurements
4.    Fair Value Measurements

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

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Notes to Financial Statements | 4. Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands):

		December 31, 2022		December 31, 2021
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,187,049	$1,187,049	$1,331,076	$1,331,076
	Equity securities	807	807	—	—
	Policy loans	356	356	348	348
	Cash and cash equivalents	89,576	89,576	75,554	75,554
	Reinsurance recoverable, net (1)	1,170,735	1,170,914	1,374,337	2,188,451
	Separate account assets	13,943,778	13,943,778	17,730,900	17,730,900

Liabilities
	Annuity reserves (2)	$1,650,361	$1,587,203	$1,893,634	$2,822,279
	Securities lending payable	9,463	9,463	763	763
	Separate account liabilities	13,943,778	13,943,778	17,730,900	17,730,900

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum income benefits (“GMIB”) reinsurance and variable annuity general account reinsurance agreements.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a recurring basis reported in the following tables.

Debt and Equity Securities

The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

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Notes to Financial Statements | 4. Fair Value Measurements
The Company performs an analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include initial and ongoing review of third-party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value using internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2022 and 2021, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Cash equivalents also includes all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable

Reinsurance recoverable includes ceded amounts related to variable annuity guaranteed benefit reserves. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below.

Separate Account Assets

Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets.

Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the
24

Notes to Financial Statements | 4. Fair Value Measurements
assuming company’s share of the direct reserve. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB and guaranteed minimum withdrawal benefits for life (“GMWB for Life”) embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of yields on similarly rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

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Notes to Financial Statements | 4. Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Debt securities:
U.S. government securities	$7,301	$7,301	$—	$—
Other government securities	1,543	—	1,543	—
Public utilities	102,220	—	102,220	—
Corporate securities	856,593	—	856,593	—
Residential mortgage-backed	6,029	—	6,029	—
Commercial mortgage-backed	112,369	—	112,369	—
Other asset-backed securities	100,994	—	100,994	—
Equity securities	807	—	807	—
Cash and cash equivalents	89,576	89,576	—	—
Reinsurance recoverable, net (1)	(167,365)	—	—	(167,365)
Separate account assets	13,943,778	—	13,943,778	—
Total	$15,053,845	$96,877	$15,124,333	$(167,365)

Liabilities
Embedded derivative (assets) liabilities (2)	$(193,478)	$—	$—	$(193,478)

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the Embedded derivative (assets) liabilities related to GMWB reserves included in reserves for future policy benefits and claims payable.

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Debt securities:
U.S. government securities	$8,095	$8,095
Other government securities	1,919		1,919
Public utilities	105,443		105,443
Corporate securities	994,505		994,505
Residential mortgage-backed	9,199		9,199
Commercial mortgage-backed	131,470		131,470
Other asset-backed securities	80,445		80,445
Cash and cash equivalents	75,554	75,554
Reinsurance recoverable, net (1)	180,518			180,518
Separate account assets	17,730,900	—	17,730,900
Total	$19,318,048	$83,649	$19,053,881	$180,518

Liabilities
Embedded derivative (assets) liabilities (2)	$185,911			$185,911

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the Embedded derivative (assets) liabilities related to GMWB reserves included in reserves for future policy benefits and claims payable.

26

Notes to Financial Statements | 4. Fair Value Measurements
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source

The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2022
	Total	Internal	External
Assets
Reinsurance recoverable, net(1)	$(167,365)	$(167,365)	$—
Liabilities
Embedded derivative (assets) liabilities(2)	$(193,478)	$(193,478)	$—

	December 31, 2021
	Total	Internal	External
Assets
Reinsurance recoverable, net(1)	$180,518	$180,518	$—
Liabilities
Embedded derivative (assets) liabilities(2)	$185,911	$185,911	$—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Includes the embedded derivatives related to GMWB reserves.

27

Notes to Financial Statements | 4. Fair Value Measurements
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities

The table below presents quantitative information on internally-priced Level 3 assets and liabilities that use significant unobservable inputs (in thousands):

As of December 31, 2022
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$(167,365)	Discounted	Mortality(1)	0.01% - 51.25%	Decrease
		cash flow	Lapse(2)	2.97% - 8.10%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	4.75% - 5.25%	Increase
			Nonperformance risk(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

Liabilities
Embedded derivative (assets) liabilities	$(193,478)	Discounted	Mortality(1)	0.04% - 49.20%	Decrease
		cash flow	Lapse(2)	0.12% - 41.28%	Decrease
			Utilization(3)	1.35% - 100.00%	Increase
			Withdrawal(4)	58.75% - 100.00%	Increase
			Nonperformance risk(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

28

Notes to Financial Statements | 4. Fair Value Measurements

As of December 31, 2021
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$180,518	Discounted	Mortality(1)	0.01% - 23.42%	Decrease
		cash flow	Lapse(2)	3.30% - 9.00%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Liabilities
Embedded derivative (assets) liabilities	$185,911	Discounted	Mortality(1)	0.04% - 21.45%	Decrease
		cash flow	Lapse(2)	0.20% - 30.90%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	58.00% - 97.00%	Increase
			Nonperformance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

Sensitivity to Changes in Unobservable Inputs

The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivatives classified in Level 3 represent the fair value of GMWB.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

29

Notes to Financial Statements | 4. Fair Value Measurements
GMWB reinsurance recoverable fair value calculations are based on the assuming Company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, lapse, mortality, and long-term market volatility.

The tables below provide rollforwards for 2022 and 2021 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement (in thousands). Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2022	Income	Income	Settlements	Level 3	2022
Assets
Reinsurance recoverable, net (1)	$180,518	$(347,883)	$—	$—	$—	$(167,365)

Liabilities
Embedded derivative assets (liabilities)	$(185,911)	$379,389	$—	$—	$—	$193,478

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2021	Income	Income	Settlements	Level 3	2021
Assets
Reinsurance recoverable, net (1)	$373,878	$(193,360)	$—	$—	$—	$180,518

Liabilities
Embedded derivative assets (liabilities)	$(397,311)	$211,400	$—	$—	$—	$(185,911)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
There were no transfers between Level 2 and Level 3 in 2022 or 2021. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2022 or 2021.

Fair Value of Financial Instruments Carried at Other Than Fair Value

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a nonrecurring basis reported in the following table.

Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value and have been classified as Level 3 within the fair value hierarchy.
30

Notes to Financial Statements | 4. Fair Value Measurements

Reinsurance recoverable

Reinsurance recoverable includes ceded amounts related to variable annuity general account fund balances. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates, and are classified as Level 3.

Other Contract Holder Funds

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable

The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Separate Account Liabilities

The values of separate account liabilities are set equal to the values of separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2.

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

31

Notes to Financial Statements | 4. Fair Value Measurements

	December 31, 2022
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Policy loans	$356	$356	$—	$—	$356
Reinsurance recoverable, net (1)	1,338,100	1,338,279	—	—	1,338,279

Liabilities
Annuity reserves (2)	$1,843,839	$1,780,681	$—	$—	$1,780,681
Securities lending payable	9,463	9,463	—	9,463	—
Separate Account Liabilities (3)	13,943,778	13,943,778	—	13,943,778	—

	December 31, 2021
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Policy loans	$348	$348	$—	$—	$348
Reinsurance recoverable, net (1)	1,193,819	2,007,933	—	—	2,007,933

Liabilities
Annuity reserves (2)	$1,707,723	$2,636,368	$—	$—	$2,636,368
Securities lending payable	763	763	—	763	—
Separate Account Liabilities (3)	17,730,900	17,730,900	—	17,730,900	—

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3) The values of separate account liabilities are set equal to the values of separate account assets.
32

Notes to Financial Statements | 5. Deferred Acquisition Costs and Deferred Sales Inducements
5.    Deferred Acquisition Costs and Deferred Sales Inducements

    Deferred Acquisition Costs

Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs (“DAC”). These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

DAC are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net realized gains (losses) on investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related DAC balance is capped at the initial amount capitalized, plus interest. Unamortized DAC are written off when a contract is internally replaced and substantially changed.

As available-for-sale debt securities are carried at fair value, an adjustment is made to DAC equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available-for-sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2022 and 2021, the impact to DAC was $32.8 million and $15.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of DAC that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2022 and 2021, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2022 and 2021, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At both December 31, 2022 and 2021, projected returns after the next five years were set at 7.15%.

DAC are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through DAC amortization. No such write-offs were required for 2022, 2021, and 2020.

The balances of, and changes in, deferred acquisition costs were as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period	$46,657	$39,199	$48,322
Deferrals of acquisition costs	5,194	6,630	6,149
Amortization	(22,226)	(17,265)	1,992
Unrealized investment losses (gains)	47,691	18,093	(17,264)
Balance, end of period	$77,316	$46,657	$39,199

33

Notes to Financial Statements | 5. Deferred Acquisition Costs and Deferred Sales Inducements
Actuarial Assumption Changes (Unlocking)

Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of DAC and deferred sales inducements (“DSI”), as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of DAC, DSI and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Deferred Sales Inducements

Certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as DSI. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as DSI. DSI are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net realized gains (losses) on investments. DSI are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through interest credited. No such write-offs were required for 2022, 2021, and 2020.

The balances of and changes in deferred sales inducements were as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of year	$1,307	$829	$1,569
Deferrals of sales inducements	2	6	27
Amortization	(174)	(187)	(198)
Unrealized investment losses (gains)	1,823	659	(569)
Balance, end of year	$2,958	$1,307	$829

34

Notes to Financial Statements | 6. Reinsurance
6.    Reinsurance

The Company enters into ceded reinsurance agreements with other companies in the normal course of business.Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future variable annuity contracts issued by Jackson-NY. The amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and is being amortized into income over the life of the business. At December 31, 2022 and 2021, the remaining balance to be amortized was $97.2 million and $121.5 million, respectively.

Gross fees in 2022 and 2021 totaled $384.5 million and $395.0 million, with $345.7 million and $355.0 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Direct premiums	$386	$300	$424
Ceded premiums	(251)	(233)	(191)
Total premiums	$135	$67	$233

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Direct benefits	$20,253	$15,445	$10,448
Ceded benefits	(17,626)	(11,449)	(6,575)
Change in reserves, net of reinsurance	(32,727)	(20,010)	21,329
Total benefits	$(30,100)	$(16,014)	$25,202

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2022	2021
Reinsurance recoverable:
Ceded reserves	$1,318,280	$1,452,759
Ceded claims liability	50,633	59,096
Ceded claims paid	40,906	42,370
Ceded benefit payments/transfers	96,160	270,645
Total	$1,505,979	$1,824,870

Reinsurance recoverable from the Parent totaled $1,503.2 million and $1,822.2 million at December 31, 2022 and 2021, respectively.
35

Notes to Financial Statements | 6. Reinsurance

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2022	2021
Direct life insurance in-force	$85,683	$102,283
Amounts ceded to other companies	(51,288)	(60,590)
Net life insurance in-force	$34,395	$41,693

36

Notes to Financial Statements | 7. Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
7.    Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2022	2021
Traditional life	$2,508	$4,066
Guaranteed benefits	(73,497)	258,840
Life contingent payouts	33,501	32,924
Claims payable and other	72,124	78,498
Total	$34,636	$374,328

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, lapse and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient. The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for other contract holder fund balances (in thousands):

	December 31,
	2022	2021
Interest-sensitive life	$3,379	$4,290
Variable annuity fixed option	1,495,860	1,335,450
Fixed annuity	364,290	389,200
Other	4	9
Total	$1,863,533	$1,728,949

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, and variable annuity fixed option, as detailed in the above table, the liability is the policyholder’s account value. At December 31, 2022, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 1.75% average guaranteed rate.

At December 31, 2022 and 2021, approximately 90% and 92% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates, respectively. At December 31, 2022 and 2021, approximately 94% and 93% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates, respectively.

37

Notes to Financial Statements | 7. Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following tables show the distribution of these annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2022
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$39	$966	$1,005
>1.0% - 2.0%	47	201	248
>2.0% - 3.0%	263	306	569
Total	$349	$1,473	$1,822

	December 31, 2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1.0%	$37	$799	$836
>1.0% - 2.0%	52	204	256
>2.0% - 3.0%	283	312	595
Total	$372	$1,315	$1,687
38

Notes to Financial Statements | 8. Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
8.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Certain benefits, including non-life contingent components of GMWB and GMWB for Life, which are reinsured through the contract that Jackson-NY has with its Parent, and the reinsurance recoverable on the Company’s GMIB, which is reinsured through an unrelated party, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. Non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).
Fair values for GMWB, GMWB for Life and GMIB reinsurance recoverables are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality and withdrawal rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company’s experience and that of its Parent.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. Non-performance risk is incorporated into the calculation through the adjustment of the risk-free rate curve based on spreads indicated by a blend of yields on similarly-rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

39

Notes to Financial Statements | 8. Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement.

Separate Account Assets and Liabilities

The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2022 and 2021, the assets and liabilities associated with variable life and annuity contracts were $13.9 billion and $17.7 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

40

Notes to Financial Statements | 8. Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
At December 31, 2022 and 2021, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2022	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$9,897	$458	67.9 years
GMWB - Premium only	0%	182	5
GMWB	0-5%*	11	—
Highest specified anniversary account value
minus withdrawals post-anniversary
GMDB		1,959	369	69.4 years
GMWB - Highest anniversary only		204	37
GMWB		22	3
Combination net deposits plus minimum return,
highest specified anniversary account value
minus withdrawals post-anniversary
GMIB	0-6%	65	35		0.5 years
GMWB	0-8%*	9,934	2,925

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

December 31, 2021	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$12,582	$79	67.5 years
GMWB - Premium only	0%	241	1
GMWB	0-5%*	15	—
Highest specified anniversary account value
minus withdrawals post-anniversary
GMDB		2,542	15	68.9 years
GMWB - Highest anniversary only		260	2
GMWB		32	2
Combination net deposits plus minimum return,
highest specified anniversary account value
minus withdrawals post-anniversary
GMIB	0-6%	88	22		0.5 years
GMWB	0-8%*	12,698	279

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

41

Notes to Financial Statements | 8. Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
	2022	2021
Fund type:
Equity	$8,507	$11,094
Bond	1,074	1,355
Balanced	2,126	2,599
Money market	93	67
Total	$11,800	$15,115

GMDB liabilities reflected in the general account were as follows (in millions):

	Year Ended December 31,
	2022	2021
Balance as of beginning of period	$56	$59
Incurred guaranteed benefits	42	1
Paid guaranteed benefits	(7)	(4)
Balance as of end of period	$91	$56

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2022 and 2021 (except where otherwise noted):

•Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
•Mean investment performance assumption of 7.15%, after investment management fees, but before external investment advisory fees and mortality and expense charges.
•Mortality equal to 40% to 100% of the IAM 2012 basic table improved using Scale G through 2019.
•Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 28.0% (before application of dynamic adjustments).
•Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability (asset) of $(193.5) million and $185.9 million at December 31, 2022 and 2021, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2022 and 2021, these GMWB reserves totaled $26.9 million and $12.2 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2022 and 2021, GMIB reserves totaled $5.5 million and $3.4 million, respectively.
42

Notes to Financial Statements | 9. Income Taxes
9.    Income Taxes

U.S. Tax Law Changes

On August 16, 2022, President Biden signed the Inflation Reduction Act of 2022 (“IRA”) into law. The IRA includes a new Federal alternative minimum tax (“AMT”), effective in 2023, that is based on 15% of an applicable corporation’s adjusted financial statement income (“AFSI”). A corporation will be subject to the AMT if its average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion (an “applicable corporation”). Upon becoming an applicable corporation, an entity will remain so for all future years, except under limited circumstances. The corporation’s AMT liability is payable to the extent the AMT liability exceeds regular corporate income tax. However, any AMT paid would be indefinitely available as a credit carryover that could reduce future regular corporate income tax in excess of AMT. We believe that we will be an applicable corporation starting in 2023. That determination is based on interpretations and assumptions we have made regarding the AMT provisions of the IRA, which may change once regulatory guidance is issued. As of December 31, 2022, we have not recorded any provision for the AMT. The U.S. Department of the Treasury is expected to issue regulatory guidance throughout 2023.

The IRA also creates a 1% excise tax on stock buybacks of publicly-traded U.S. corporations. Starting in 2023, such excise tax generally applies if a company repurchases in excess of $1 million worth of its stock in any given calendar year. The impact of this provision will be dependent on the extent of share repurchases made in future periods. It is anticipated that there will be no impact to the Company as any excise tax incurred on corporate stock repurchases will not be reported as income tax expense and generally will be recognized as part of the cost basis of the treasury stock recorded by Jackson Financial.

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation. The CARES ACT includes tax provisions relevant to businesses that during 2020 impacted taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company did not recognize a tax benefit as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation in 2021 or 2020.

Effective Tax Rate

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2022	2021	2020
Current tax expense (benefit)
Federal	$(1,406)	$(3,441)	$(15,649)
State and local	35	24	37
Total current tax expense (benefit)	(1,371)	(3,417)	(15,612)
Deferred tax expense (benefit)
Federal	7,291	4,355	11,723
State and local	174	130	(665)
Total deferred tax expense (benefit)	7,465	4,485	11,058
Total income tax expense (benefit)	$6,094	$1,068	$(4,554)

For the tax year ended December 31, 2021, the current tax benefit includes $3.2 million for the reversal of the uncertain tax position.

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to the Company by the statutory federal income tax rate of 21% were as follows (in thousands):

43

Notes to Financial Statements | 9. Income Taxes

	Years Ended December 31,
	2022	2021	2020
Income taxes at statutory rate	$17,717	$17,993	$10,685
State income taxes	173	127	(497)
Dividends received deduction	(10,269)	(10,654)	(11,718)
Provision for uncertain tax benefit	—	(3,187)	—
Foreign tax credits	(1,470)	(3,211)	(4,037)
Prior year deferred tax benefit	—	—	1,005
Other (1)	(57)	—	8
Income tax expense (benefit)	$6,094	$1,068	$(4,554)
Effective tax rate	7.2%	1.2%	(9.0)%
(1) Aggregation of insignificant reconciling items that are less than 5% of the computed income tax expense (benefit)..

The Dividends received deduction (“DRD”) reduces the amount of dividend income subject to tax. The DRD for the current period was estimated using information from the prior year and estimates of current year investments results. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Income Taxes Paid

Income taxes received from Jackson, under the tax sharing agreement, in 2022, 2021 and 2020 were nil, $9.3 million, and $5.3 million, respectively.

Deferred Taxes And Assessment Of Valuation Allowance

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2022		2021
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$—		$5,843
Deferred gain on reinsurance	20,711		25,890
Deferred acquisition costs and sales inducements	226		—
Net unrealized losses	19,805		—
Net operating loss carryforward	588		—
Other	2,522		1,603
Total gross deferred tax asset	43,852	43852	33,336
Valuation allowance	(22,442)		—
Gross deferred tax asset, net of valuation allowance	$21,410		$33,336
Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$(1,980)		$—
Deferred acquisition costs and sales inducements	—		(3,420)
Other investments items	(971)		(1,353)
Net unrealized gains	—		(6,652)
Other	—		—
Total gross deferred tax liability	(2,951)		(11,425)
Net deferred tax asset	$18,459		$21,911

44

Notes to Financial Statements | 9. Income Taxes
Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2022 and 2021, the Company concluded that it is more likely than not, that the $18.5 million and $21.9 million, respectively, of net deferred tax assets will be realized through future projected taxable income.

For the year ended December 31, 2022, recent changes in market conditions, including rising interest rates, impacted the unrealized tax gains and losses in the available-for-sale securities portfolio resulting in deferred tax assets related to net unrealized tax capital losses for the Company. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery, our capital loss carryback capacity, along with reversing capital deferred tax liabilities As of December 31, 2022, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the $28.1 million net deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized in the Company’s available-for-sale securities portfolio. For the year ending December 31, 2022, and 2021, respectively, the Company recorded a $22.4 million and nil valuation allowance against these unrealized tax capital losses referenced in the preceding sentence. All of the valuation allowance establishment was allocated to other comprehensive income. The net change in the total valuation allowance for the year ended December 31, 2022 and 2021 was an increase of $22.4 million and nil, respectively.

Carryforwards

The following table sets forth the amount and expiration dates of federal net operating loss carryforwards (in thousands) for tax periods indicated:

	December 31,
	2022	2021
Federal net operating and capital loss carryfowards(1)	$2,802	$—
Foreign tax Credits (2)	1,251	—
Total	$4,053	$—
(1) Unlimited carryfoward
(2) 10 year carryfoward

45

Notes to Financial Statements | 9. Income Taxes
Accounting For Uncertainty In Income Taxes

The Company determines whether a tax position is more likely than not to be sustained upon examination by tax authorities. The portion of a tax position that is greater than the 50% likelihood of being realized is recorded on the financial statements and any unrecognized part of a position due to uncertainties are recorded as a liability and are charged to income tax in the period that determination is made. The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit. At December 31, 2022, the Company had no reserves related to unrecognized tax benefits. For the year ended December 31, 2021, the Company decreased the reserve by $2.3 million related to a change in the calculation of its tax basis reserves as a result of the lapse of the statute of limitations, which resulted in no reserves related to unrecognized tax benefits at December 31, 2021. The unrecognized benefit had been recorded in the net federal income tax receivable included in other assets on the balance sheet.

The Company recognizes interest and penalties accrued, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2022, 2021 and 2020. For 2022 and 2021 the Company had accrued total interest expense of nil for both years. For 2022 and 2021, the Company did not accrue any amounts for penalties.

Based on information available as of December 31, 2022, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

Tax Examinations and Litigation

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2018. Tax years from 2018 to 2022 remain open under the statute of limitations.

Organization and Tax Sharing Agreements

Brooke Life files a consolidated federal income tax return with the U.S. government including the life insurance company subsidiaries Jackson, Jackson-NY, and Squire Reassurance Company II, Inc. (“Squire Re II”). The Company also files income tax returns with various state and local jurisdictions.

Brooke Life, Jackson, Jackson-NY, and Squire Re II have entered into written tax sharing agreements. These tax sharing agreements are generally based on a separate return basis with benefits for credits and losses.

10. Commitments, Contingencies, and Guarantees

In the ordinary course of business, the Company is party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable.

At December 31, 2022 and 2021, unfunded commitments related to debt securities totaled nil and $229 thousand, respectively.

46

Notes to Financial Statements | 11. Statutory Accounting Capital and Surplus
11.    Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2022 without prior approval is approximately $60.1 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $603.1 million and $661.9 million at December 31, 2022 and 2021, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(53.9) million, $48.4 million, and $19.9 million in 2022, 2021 and 2020, respectively.

A Continuous Commissioners’ Annuity Reserve Valuation Method (“CARVM”) reserve basis is prescribed for New York domiciled companies. In the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would have increased by $304 thousand and $243 thousand at December 31, 2022 and 2021, respectively, and statutory net income would have increased (decreased) by $61 thousand, $(125) thousand, and $(44) thousand, in 2022, 2021 and 2020, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased (decreased) by $1.2 million and $(401) thousand as of December 31, 2022 and 2021, respectively. Additionally, net income would have increased by $1.6 million, $261 thousand, and $248 thousand in 2022, 2021 and 2020, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporated VM-21 but also included an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves were not valued solely under VM-21 according to NAIC SAP, but rather, were valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased $27.7 million and $25.9 million as of December 31, 2022 and 2021, respectively. Additionally, net income would have increased (decreased) by $1.9 million, $(751) thousand, and $7.0 million in in 2022, 2021 and 2020, respectively.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2022, the Company’s TAC was more than 1200% of the Company action level RBC.
47

Notes to Financial Statements | 12. Other Related Party Transactions
12.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment adviser. PPM Holdings, Inc. ("PPMH"), is the holding company of PPM, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $2.0 million, $1.8 million, and $1.5 million to PPM for investment advisory services during 2022, 2021, and 2020, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees paid to Jackson were $23.2 million, $14 million, and $38.7 million in 2022, 2021 and 2020, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain administrative and marketing services. Fees for these services paid to JNLD were $0.6 million, $0.7 million, and $1.8 million in 2022, 2021 and 2020, respectively.

13.    Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. Effective January 1, 2020 employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual profit sharing contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $182 thousand, $179 thousand, and $301 thousand in 2022, 2021 and 2020, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2022 and 2021, Jackson’s liability for the Company’s portion of such plans totaled $6.2 million and $6.7 million, respectively. There were no expenses related to these plans in 2022, 2021 and 2020.

48

Notes to Financial Statements | 14. Accumulated Other Comprehensive Income (Loss)
14.    Accumulated Other Comprehensive Income (Loss)

Comprehensive income includes all changes in shareholder’s equity (except those arising from transactions with owner/shareholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available-for-sale debt securities.

The following table represents changes in the balance of accumulated other comprehensive income ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in thousands):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period	$32,125	$64,645	$33,346

Change in unrealized appreciation (depreciation) of investments	(175,764)	(49,830)	61,153
Change in unrealized appreciation (depreciation) - other	54,305	13,854	(18,924)
Change in deferred tax asset	3,447	7,685	(9,114)
Other comprehensive income (loss) before reclassifications	(118,012)	(28,291)	33,115
Reclassifications from AOCI, net of tax	(2,095)	(4,229)	(1,816)
Other comprehensive income (loss)	(120,107)	(32,520)	31,299
Balance, end of period	$(87,982)	$32,125	$64,645

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement

	Years Ended December 31,
	2022	2021	2020
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(3,804)	$(7,863)	$(3,485)	Net realized gains (losses) on investments
Other impaired securities	153	6	95	Net realized gains (losses) on investments
Net unrealized gain (loss)	(3,651)	(7,857)	(3,390)
Amortization of deferred acquisition costs	989	2,482	1,091
Reclassifications, before income taxes	(2,662)	(5,375)	(2,299)
Income tax expense (benefit)	(567)	(1,146)	(483)
Reclassifications, net of income taxes	$(2,095)	$(4,229)	$(1,816)

49

Notes to Financial Statements | 15. Revision and Reclassifications of Prior Period Financial Statements
15. Revision and Reclassifications of Prior Period Financial Statements

In 2022, the Company identified errors related to the classification of certain balances and amounts in line items of the Balance Sheets, Income Statements, and Statements of Cash Flows of its previously issued Financial Statements. These errors consist of balances and amounts related to liabilities for certain life-contingent annuities and deferred sales inducement amortization, and do not impact previously reported net income, total equity, or net cash flows.

Management evaluated these errors and the impact to previously issued financial statements based upon SEC Staff Accounting Bulletin No. 99, Materiality, which has since been codified in Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections. Based on this evaluation, management has concluded that the adjustments and impact of these errors are not material to any previously issued financial statements. However, to improve the consistency and comparability of the financial statements, management has revised previously reported financial statement line items and related disclosures in this report.

The following tables present the Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020, the reclassification also impacted the Statements of Cash Flows in the amount of $1.2 million and $20 thousand, respectively, which increased financing cash flows offset by a decrease in operating cash flows in 2021 and decreased financing cash flows offset by an increase in operating cash flows in 2020. In addition, there were revisions reflected in our disclosures throughout these financial statements.

Balance Sheets (in thousands)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21

Assets
Total assets	21,041,982	—	21,041,982

Liabilities
Reserves for future policy benefits and claims payable	341,413	32,915	374,328
Other contract holder funds	1,761,864	(32,915)	1,728,949
Total liabilities	20,332,445	—	20,332,445
Total liabilities and equity	$21,041,982	$—	$21,041,982

50

Notes to Financial Statements | 15. Revision and Reclassifications of Prior Period Financial Statements

Income Statements (in thousands)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$39,916	$(192)	$39,724
Total revenues	258,979	(192)	258,787

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(16,791)	777	(16,014)
Interest credited on other contract holder funds, net of deferrals and amortization	14,003	(927)	13,076
Amortization of deferred acquisition costs	17,452	(42)	17,410
Total benefits and expenses	173,301	(192)	173,109
Net income (loss)	$84,610	$—	$84,610

Income Statements (in thousands)	As Previously Reported	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$33,182	$(315)	$32,867
Premium	69	164	233
Total revenues	256,296	(151)	256,145

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	23,523	1,679	25,202
Interest credited on other contract holder funds, net of deferrals and amortization	14,859	(1,632)	13,227
Amortization of deferred acquisition costs	(1,794)	(198)	(1,992)
Total benefits and expenses	205,414	(151)	205,263
Net income (loss)	$55,436	$—	$55,436

16.    Subsequent Events

The Company has evaluated events through March 31, 2023, which is the date these financial statements were issued.
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